UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07447
                                                     ---------

                           Phoenix Insight Funds Trust
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

              Kevin J. Carr, Esq.
     Vice President, Chief Legal Officer,            John H. Beers, Esq.
     Counsel and Secretary for Registrant        Vice President and Counsel
        Phoenix Life Insurance Company         Phoenix Life Insurance Company
               One American Row                       One American Row
            Hartford, CT 06103-2899                Hartford, CT 06103-2899
     ------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2007
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


PHOENIX INSIGHT FUNDS TRUST
GLOSSARY
SEPTEMBER 30, 2007  (UNAUDITED)

ADR (AMERICAN DEPOSITARY RECEIPT): Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

AMBAC
American Municipal Bond Assurance Corporation

CIFG
CDC IXIS Financial Guarantee

FFCB
Federal Farm Credit Bank

FGIC
Financial Guaranty Insurance Company

FHLB
Federal Home Loan Bank

FHLMC
Federal Home Loan Mortgage Corporation

FNMA or "FANNIE MAE"
Federal National Mortgage Association

FSA
Financial Security Assurance, Inc.

GNMA or "GINNIE MAE"
Government National Mortgage Association

MBIA
Municipal Bond Insurance Association

PSF
Permanent School Fund

Q-SBLF
Qualified School Board Loan Fund

RADIAN
Radian Asset Assurance, Inc.

REIT (REAL ESTATE INVESTMENT TRUST): A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

XLCA
XL Capital Assurance

Insight Balanced Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                  (UNAUDITED)

                                                    PAR VALUE        VALUE
                                                     (000)           (000)
                                                    ---------       -------
U.S. GOVERNMENT SECURITIES--3.3%

U.S. TREASURY NOTES--2.7%
U.S. Treasury Note
 4.375% due 11/15/08                                $     555       $   557
 5.125% due 6/30/11                                       400           414
 4.625% due 2/29/12                                        36            37
 4.500% due 3/31/12(j)                                    900           911
 4.000% due 2/15/14                                        42            41
 4.875% due 8/15/16                                       430           440
                                                                    -------
                                                                      2,400
                                                                    -------
U.S. TREASURY BONDS--0.6%
U.S. Treasury Bond
 6.125% due 11/15/27                                      445           515
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $2,888)                                              2,915
--------------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--11.2%

FHLMC
 5.500% due 7/1/35                                        965           948
 6.000% due 12/1/36                                       958           960
FHLMC 1385 J
 7.000% due 10/15/07                                        2             2
FHLMC 2513 JE
 5.000% due 10/15/17                                      450           440
FHLMC 2770 LA
 4.500% due 4/15/33                                       212           207
FHLMC 2835 HB
 5.500% due 8/15/24                                       305           300
FHLMC 2886 BE
 4.500% due 11/15/19                                      260           239
FHLMC 2886 CK
 5.000% due 11/15/19                                      280           267
FHLMC 3099 PA
 5.500% due 9/15/25                                       135           136
FHLMC 3101 PA
 5.500% due 10/15/25                                      136           136
FNMA
 4.500% due 1/1/20                                        295           284
 7.500% due 11/1/26                                        --(h)         --(i)
 7.500% due 12/1/26                                        18            18


                                                    PAR VALUE        VALUE
                                                     (000)           (000)
                                                    ---------       -------

 7.500% due 3/1/27                                  $      12       $    12
 5.500% due 12/1/33                                       285           280
 5.500% due 1/1/34                                        172           169
 5.000% due 3/1/34                                        916           877
 5.000% due 7/1/34                                        471           450
 5.000% due 11/1/34                                       122           117
 3.792% due 1/1/35(c)                                     297           302
 6.000% due 3/1/35                                        127           127
 5.500% due 6/1/35                                        205           201
 5.500% due 7/1/35                                        236           232
 5.500% due 8/1/35                                        589           578
 5.000% due 9/1/35                                        370           354
 6.500% due 5/1/36                                        507           517
FNMA 00-T8  A
 7.329% due 12/25/30(c)                                    27            28
FNMA 02-73 OE
 5.000% due 11/25/17                                      400           390
FNMA 04-15 AB
 4.000% due 9/25/17                                       541           527
FNMA 93-197 SB
 6.334% due 10/25/08(c)                                    11            11
FNMA 97-20 (Interest Only)
 1.840% due 3/25/27(c) (f)                                266            11
FNMA 97-84 PL
 6.500% due 2/25/09                                         7            --(i)
GNMA
 8.000% due 11/15/26                                       25            27
 7.000% due 9/15/31                                         4             4
 5.500% due 7/15/33                                       221           218
GNMA 02-53 B
 5.552% due 5/16/26                                       254           255
GNMA 04-108 C
 5.039% due 12/16/32(c)                                   195           188

--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $9,952)                                              9,812
--------------------------------------------------------------------------------

AGENCY NON-MORTGAGE-BACKED SECURITIES--0.9%

FHLB
 5.625% due 6/13/16                                        80            82
Israel Government AID Bond Series 7-Z
 0% due 8/15/22                                           690           318

Insight Balanced Fund
                                                    PAR VALUE        VALUE
                                                     (000)           (000)
                                                    ---------       -------

Rowan Cos., Inc.
 4.330% due 5/1/19                                  $     343       $   335

--------------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $745)                                                  735
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--2.4%

Bank of America Credit Card Trust 07-A7, A7
 5.091% due 8/15/12(c)                                    185           184
Capital Auto Receivables Asset Trust 07-3, A3A
 5.020% due 9/15/11                                       195           195
Capital One Multi-Asset Execution Trust 03-B5, B5
 4.790% due 8/15/13                                       240           237
Chase Manhattan Auto Owner Trust 06-B, A3
 5.130% due 5/15/11                                       215           215
Citibank Credit Card Issuance Trust 07-A5
 5.500% due 6/22/12                                       435           441
Citibank Credit Card Issuance Trust 07-B2
 5.000% due 4/2/12                                        220           219
E*Trade RV & Marine Trust 04-1, A3
 3.620% due 10/8/18                                       335           329
PSE&G Transition Funding LLC 01-1, A5
 6.450% due 3/15/13                                       255           265

--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $2,071)                                              2,085
--------------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--8.5%

AEROSPACE & DEFENSE--0.2%
Boeing Co.
 8.750% due 9/15/31                                       100           136

AUTOMOBILE MANUFACTURERS--0.2%
DaimlerChrysler NA Holding Corp.
 5.875% due 3/15/11                                       150           152

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.3%
Caterpillar, Inc.
 7.300% due 5/1/31                                        200           230

CONSTRUCTION MATERIALS--0.3%
CRH America, Inc. (Ireland)
 5.625% due 9/30/11(d)                                    300           300

CONSUMER FINANCE--1.2%
Associates Corp. NA
 6.950% due 11/1/18                                        60            65
Boeing Capital Corp.
 7.375% due 9/27/10                                       180           192
Capital One Bank
 4.250% due 12/1/08                                       160           158


                                                    PAR VALUE        VALUE
                                                     (000)           (000)
                                                    ---------       -------

CONSUMER FINANCE--(CONTINUED)
 5.000% due 6/15/09                                 $     125       $   124
HSBC Finance Corp.
 5.250% due 1/14/11                                       350           349
John Deere Capital Corp.
 5.100% due 1/15/13                                       150           148
                                                                    -------
                                                                      1,036
                                                                    -------

DEPARTMENT STORES--0.3%
Macys Retail Holdings, Inc.
 5.350% due 3/15/12                                       300           294

DIVERSIFIED BANKS--0.3%
Bank of America Corp.
 6.250% due 4/15/12                                       220           228

ELECTRIC UTILITIES--0.7%
Consolidated Edison Co. of New York
 5.700% due 2/1/34                                         50            46
FPL Group Capital, Inc.
 5.625% due 9/1/11                                        300           304
PECO Energy Co.
 3.500% due 5/1/08                                        200           198
Virginia Electric & Power Co. Series A
 4.750% due 3/1/13                                        100            96
                                                                    -------
                                                                        644
                                                                    -------

HOUSEHOLD PRODUCTS--0.2%
Proctor & Gamble Co. ESOP Series A
 9.360% due 1/1/21                                        143           178

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.2%
Constellation Energy Group, Inc.
 7.600% due 4/1/32                                        150           167

INTEGRATED OIL & GAS--0.2%
ConocoPhillips Holding Co.
 6.950% due 4/15/29                                       165           181

INTEGRATED TELECOMMUNICATION SERVICES--0.5%
BellSouth Corp.
 6.000% due 11/15/34                                      235           226
Verizon Global Funding Corp.
 7.250% due 12/1/10                                       200           212
 7.750% due 12/1/30                                        30            35
                                                                    -------
                                                                        473
                                                                    -------

INVESTMENT BANKING & BROKERAGE--0.7%
Lehman Brothers Holdings, Inc.

Insight Balanced Fund


                                                    PAR VALUE        VALUE
                                                     (000)           (000)
                                                    ---------       -------

INVESTMENT BANKING & BROKERAGE--(CONTINUED)
 4.250% due 1/27/10                                 $     255       $   247
 5.750% due 1/3/17                                        200           192
Merrill Lynch & Co., Inc.
 5.770% due 7/25/11                                       100           101
Merrill Lynch & Co., Inc.
 6.050% due 8/15/12                                       100           103
                                                                    -------
                                                                        643
                                                                    -------

MANAGED HEALTH CARE--0.6%
UnitedHealth Group, Inc.
 5.800% due 3/15/36                                       200           186
Wellpoint, Inc.
 6.375% due 6/15/37                                       320           317
                                                                    -------
                                                                        503
                                                                    -------

OFFICE REITs--0.3%
Duke Realty LP
 5.950% due 2/15/17                                       300           288

OIL & GAS EXPLORATION & PRODUCTION--0.4%
DCP Midstream LP
 7.875% due 8/16/10                                       150           160
Devon Energy Corp.
 7.950% due 4/15/32                                       125           149
                                                                    -------
                                                                        309
                                                                    -------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.6%
Citigroup, Inc.
 5.850% due 7/2/13                                        125           128
General Electric Capital Corp.
 4.875% due 3/4/15                                         75            72
JPMorgan Chase & Co.
 3.800% due 10/2/09                                       325           318
                                                                    -------
                                                                        518
                                                                    -------

PACKAGED FOODS & MEATS--0.2%
Kellogg Co. Series B
 6.600% due 4/1/11                                        200           209

PHARMACEUTICALS--0.2%
Schering-Plough Corp.
 6.750% due 12/1/33                                       150           158

PROPERTY & CASUALTY INSURANCE--0.4%
St. Paul Travelers Cos., Inc. (The)
 5.500% due 12/1/15                                       325           317


                                                    PAR VALUE        VALUE
                                                     (000)           (000)
                                                    ---------       -------

RAILROADS--0.1%
CSX Corp.
 6.750% due 3/15/11                                 $      50       $    52

RETAIL REITs--0.0%
Simon Property Group LP
 5.375% due 8/28/08                                        35            35

SPECIALIZED FINANCE--0.1%
CIT Group, Inc.
 5.000% due 2/13/14                                        55            50

SPECIALIZED REITs--0.3%
Health Care Property Investors, Inc.
 6.000% due 1/30/17                                       300           287

--------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $7,491)                                              7,388
--------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--9.8%

Adjustable Rate Mortgage Trust  05-11, 2A42
 5.339% due 2/25/36(c)                                    560           561
Bear Stearns Commercial Mortgage
 Securities 05-T18, A4
 4.933% due 2/13/42(c)                                    275           265
Bear Stearns Commercial Mortgage
 Securities, Inc. 06-T22, A4
 5.465% due 4/12/38(c)                                    195           196
Bear Stearns Commercial Mortgage
 Securities, Inc. 07-PW15, A2
 5.205% due 2/11/44                                       190           189
Bear Stearns Commerical Mortgage
 06-PW14, A4
 5.201% due 12/1/38                                       165           161
Chase Issuance Trust 07-A15, A
 4.960% due 9/17/12                                       325           325
Citigroup-Deutsche Bank Commercial Mortgage
 Trust 05-CD1, A4
 5.225% due 7/15/44(c)                                    120           119
Citigroup-Deutsche Bank Commercial Mortgage
 Trust 06-CD3, A2
 5.560% due 10/15/48                                      305           308
Citigroup-Deutsche Bank Commercial Mortgage
 Trust 07-CD4, A3
 5.293% due 12/11/49                                      320           315
Countrywide Home Loans Series 03-J6, 1A1
 5.500% due 8/25/33                                       234           228

Insight Balanced Fund

                                                    PAR VALUE        VALUE
                                                     (000)           (000)
                                                    ---------       -------

GMAC Mortgage Corp. Loan Trust 05-AR3, 3A3
 4.848% due 6/19/35(c)                              $     159       $   158
Greenwich Capital Commercial Funding 07-GG9, A2
 5.381% due 3/10/39                                       230           230
JPMorgan Chase Commercial Mortgage
 Securities 07-CB18, A4
 5.440% due 6/12/47                                       350           344
JPMorgan Chase Commercial Mortgage
 Securities Corp. 06-LDP9, A3
 5.336% due 5/15/47                                       170           167
Lehman Brothers-UBS Commercial Mortgage
 Trust 05-C2, A2
 4.821% due 4/15/30                                       220           219
Lehman Brothers-UBS Commercial Mortgage
 Trust 05-C5, A3
 4.964% due 9/15/30                                       440           435
Lehman Brothers-UBS Commercial Mortgage
 Trust 06-C3, A4
 5.661% due 3/15/39(c)                                    330           333
Lehman Brothers-UBS Commercial Mortgage
 Trust 07-C1, A4
 5.424% due 2/15/40                                       320           316
MASTR Adjustable Rate Mortgages Trust 05-8,  3A1
 6.000% due 12/25/35(c)                                   538           539
MASTR Alternative Loans Trust 04-13, 12A1
 5.500% due 12/25/19                                      200           198
MASTR Alternative Loans Trust 04-13, 8A1
 5.500% due 1/25/25                                       262           258
MASTR Asset Securitization Trust 03-7, 4A33
 5.250% due 9/25/33                                       200           191
Morgan Stanley Mortgage Loan Trust 06-7, 5A2
 5.962% due 6/25/36(c) (f)                                295           292
Residential Funding Mortgage Securities II,
 Inc. 01-HS2, A5
 7.420% due 4/25/31(c) (f)                                 90            90
Structured Asset Securities Corp. 03-34A, 6A
 5.099% due 11/25/33(c)                                   178           177
Structured Asset Securities Corp. 04-5H, A2
 4.430% due 12/25/33(f)                                    96            95
Structured Asset Securities Corp. 05-15,  4A1
 6.000% due 8/25/35                                       213           212
Structured Asset Securities Corp. 05-2XS,  2A2
 5.150% due 2/25/35(c) (f)                                117           118


                                                    PAR VALUE        VALUE
                                                     (000)           (000)
                                                    ---------       -------

Structured Assets Securities Corp. 98-RF3, A
 (Interest Only) 144A
 0% due 6/15/28(b) (f) (g)                          $      70       $     5
Washington Mutual Alternative Mortgage
 Pass-Through Certificates 05-4, CB7
 5.500% due 6/25/35                                       310           301
Washington Mutual Alternative Mortgage
 Pass-Through Certificates 05-6, 2A7
 5.500% due 8/25/35                                       320           320
Washington Mutual Mortgage Pass-Through
 Certificates 03-S11 A1 V%, 11 25 33
 5.000% due 11/25/33                                      481           456
Washington Mutual, Inc. 02-S8, 2A7
 5.250% due 1/25/18                                       253           249
Wells Fargo Mortgage-Backed Securities 05-AR4, B1
 4.565% due 4/25/35(c)                                    206           200

--------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $8,680)                                              8,570
--------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--0.9%

FRANCE--0.1%
France Telecom SA
 7.750% due 3/1/11                                        100           108

SPAIN--0.4%
Telefonica Emisiones S.A.U.
 5.855% due 2/4/13                                        320           323

UNITED KINGDOM--0.4%
Diageo Capital plc
 4.375% due 5/3/10                                        200           197
Royal Bank of Scotland Group plc
 5.000% due 10/1/14                                       200           194
                                                                    -------
                                                                        391
--------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $829)                                                  822
--------------------------------------------------------------------------------


                                                                     VALUE
                                                     SHARES          (000)
                                                    ---------       -------

DOMESTIC COMMON STOCKS--59.0%

AEROSPACE & DEFENSE--2.8%
Goodrich Corp.                                          7,700           525
Lockheed Martin Corp.                                  10,800         1,172
Northrop Grumman Corp.                                  2,800           218
Precision Castparts Corp.                               1,700           252

Insight Balanced Fund

                                                                     VALUE
                                                     SHARES          (000)
                                                    ---------       -------

AEROSPACE & DEFENSE--(CONTINUED)
Rockwell Collins, Inc.                                  3,500       $   256
                                                                    -------
                                                                      2,423
                                                                    -------

AIRLINES--0.3%
Continental Airlines, Inc. Class B(e)                   7,300           241

APPAREL RETAIL--0.2%
American Eagle Outfitters, Inc.                         6,225           164

APPAREL, ACCESSORIES & LUXURY GOODS--0.4%
Perry Ellis International, Inc.(e)                      5,850           162
VF Corp.                                                2,400           194
                                                                    -------
                                                                        356
                                                                    -------

APPLICATION SOFTWARE--0.2%
Autodesk, Inc.(e)                                       2,900           145

ASSET MANAGEMENT & CUSTODY BANKS--0.8%
Affiliated Managers Group, Inc.(e)(j)                   2,050           261
Janus Capital Group, Inc.                               4,150           117
Northern Trust Corp.                                    4,400           292
                                                                    -------
                                                                        670
                                                                    -------

AUTO PARTS & EQUIPMENT--0.3%
Aftermarket Technology Corp.(e)                         8,350           265

AUTOMOBILE MANUFACTURERS--0.2%
General Motors Corp.                                    5,000           184

AUTOMOTIVE RETAIL--0.1%
AutoNation, Inc.(e)                                     6,900           122

BIOTECHNOLOGY--0.5%
Gilead Sciences, Inc.(e)                               11,450           468

BROADCASTING & CABLE TV--0.7%
CBS Corp. Class B                                      14,400           454
Sinclair Broadcast Group, Inc. Class A                 16,700           201
                                                                    -------
                                                                        655
                                                                    -------

COMMERCIAL PRINTING--0.1%
Deluxe Corp.                                            2,350            87

COMMODITY CHEMICALS--1.2%
Celanese Corp. Series A                                13,250           516
Lyondell Chemical Co.                                   9,400           436
Spartech Corp.                                          7,950           136
                                                                    -------
                                                                      1,088
                                                                    -------

COMMUNICATIONS EQUIPMENT--1.3%
Cisco Systems, Inc.(e)                                 35,250         1,167


                                                                     VALUE
                                                     SHARES          (000)
                                                    ---------       -------

COMPUTER HARDWARE--3.0%
Apple, Inc.(e)                                          2,950       $   453
Dell, Inc.(e)                                           9,600           265
Hewlett-Packard Co.                                    29,100         1,449
International Business Machines Corp.                   4,250           500
                                                                    -------
                                                                      2,667
                                                                    -------

COMPUTER STORAGE & PERIPHERALS--0.2%
EMC Corp.(e)                                            8,550           178

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.9%
Accuride Corp.(e)                                      11,850           144
Cummins, Inc.                                           2,200           281
PACCAR, Inc.                                            4,200           358
                                                                    -------
                                                                        783
                                                                    -------

CONSUMER FINANCE--0.2%
Advance America Cash Advance Centers, Inc.             13,150           140

DATA PROCESSING & OUTSOURCED SERVICES--0.3%
Electronic Data Systems Corp.                          10,050           220

DIVERSIFIED BANKS--0.3%
Intervest Bancshares Corp.                              2,000            49
Wachovia Corp.                                          4,300           216
                                                                    -------
                                                                        265
                                                                    -------

DIVERSIFIED METALS & MINING--1.6%
Freeport-McMoRan Copper & Gold, Inc. (Indonesia)(d)    13,742         1,441

ELECTRIC UTILITIES--0.5%
El Paso Electric Co.(e)                                 4,600           106
FPL Group, Inc.                                         2,200           134
Portland General Electric Co.                           6,400           178
                                                                    -------
                                                                        418
                                                                    -------

ELECTRONIC MANUFACTURING SERVICES--0.1%
Methode Electronics, Inc.                               6,000            90

ENVIRONMENTAL & FACILITIES SERVICES--0.6%
Allied Waste Industries, Inc.(e)(j)                    31,275           399
Waste Industries USA, Inc.                              5,400           154
                                                                    -------
                                                                        553
                                                                    -------

FERTILIZERS & AGRICULTURAL CHEMICALS--1.0%
Mosaic Co. (The)(e)                                    16,000           856

FOOD RETAIL--1.4%
Kroger Co. (The)                                        3,550           101
Safeway, Inc.                                          15,300           507

Insight Balanced Fund

                                                                     VALUE
                                                     SHARES          (000)
                                                    ---------       -------

FOOD RETAIL--(CONTINUED)
SUPERVALU, Inc.                                        16,500       $   644
                                                                    -------
                                                                      1,252
                                                                    -------

GAS UTILITIES--1.1%
AGL Resources, Inc.                                     3,815           151
Northwest Natural Gas Co.                               3,100           142
ONEOK, Inc.                                            13,900           659
                                                                    -------
                                                                        952
                                                                    -------

GENERAL MERCHANDISE STORES--0.3%
Big Lots, Inc.(e)(j)                                    8,400           251

HEALTH CARE DISTRIBUTORS--0.4%
AmerisourceBergen Corp.                                 5,000           227
McKesson Corp.                                          2,600           153
                                                                    -------
                                                                        380
                                                                    -------

HEALTH CARE EQUIPMENT--0.7%
Baxter International, Inc.                              9,600           540
Kinetic Concepts, Inc.(e)                               1,850           104
                                                                    -------
                                                                        644
                                                                    -------

HEALTH CARE SERVICES--0.6%
Alliance Imaging, Inc.(e)                              19,500           177
Apria Healthcare Group, Inc.(e)(j)                      8,400           218
Laboratory Corp. of America Holdings(e)                 1,600           125
                                                                    -------
                                                                        520
                                                                    -------

HOUSEHOLD PRODUCTS--1.0%
Clorox Co. (The)                                        2,000           122
Colgate-Palmolive Co.                                   8,600           613
Energizer Holdings, Inc.(e)                             1,300           144
                                                                    -------
                                                                        879
                                                                    -------

HUMAN RESOURCES & EMPLOYMENT SERVICES--0.2%
Manpower, Inc.                                          2,800           180

HYPERMARKETS & SUPER CENTERS--0.2%
BJ's Wholesale Club, Inc.(e)                            5,950           197

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.4%
AES Corp. (The)(e)                                      4,850            97
NRG Energy, Inc.(e)                                     5,300           224
                                                                    -------
                                                                        321
                                                                    -------

INDUSTRIAL CONGLOMERATES--0.8%
General Electric Co.                                   14,440           598


                                                                     VALUE
                                                     SHARES          (000)
                                                    ---------       -------

INDUSTRIAL CONGLOMERATES--(CONTINUED)
Tredegar Corp.                                          6,500       $   112
                                                                    -------
                                                                        710
                                                                    -------

INDUSTRIAL MACHINERY--0.6%
Eaton Corp.                                             4,900           485

INTEGRATED OIL & GAS--3.4%
ConocoPhillips                                         12,659         1,111
Exxon Mobil Corp.                                      17,090         1,582
Marathon Oil Corp.                                      4,600           262
                                                                    -------
                                                                      2,955
                                                                    -------

INTEGRATED TELECOMMUNICATION SERVICES--2.6%
AT&T, Inc.                                             24,912         1,054
Cincinnati Bell, Inc.(e)                               33,900           167
Citizens Communications Co.                             8,800           126
Embarq Corp.                                           14,400           801
General Communication, Inc. Class A(e)                 11,800           143
                                                                    -------
                                                                      2,291
                                                                    -------

INTERNET RETAIL--0.2%
Expedia, Inc.(e)                                        6,300           201

INVESTMENT BANKING & BROKERAGE--1.3%
Charles Schwab Corp. (The)                              5,170           112
Goldman Sachs Group, Inc. (The)                         4,100           889
Morgan Stanley                                          2,050           129
                                                                    -------
                                                                      1,130
                                                                    -------

IT CONSULTING & OTHER SERVICES--0.2%
SYKES Enterprises, Inc.(e)                              9,600           160

LIFE & HEALTH INSURANCE--0.9%
MetLife, Inc.                                          11,700           816

LIFE SCIENCES TOOLS & SERVICES--0.3%
Invitrogen Corp.(e)                                     2,200           180
Waters Corp.(e)                                         1,750           117
                                                                    -------
                                                                        297
                                                                    -------

MANAGED HEALTH CARE--2.4%
Aetna, Inc.                                             2,000           108
CIGNA Corp.                                             9,250           493
Humana, Inc.(e)                                         3,100           217
UnitedHealth Group, Inc.                                1,924            93
WellCare Health Plans, Inc.(e)                         11,350         1,197
                                                                    -------
                                                                      2,108
                                                                    -------

METAL & GLASS CONTAINERS--0.6%
Owens-Illinois, Inc.(e)                                12,550           520

Insight Balanced Fund

                                                                     VALUE
                                                     SHARES          (000)
                                                    ---------       -------

MOVIES & ENTERTAINMENT--1.0%
Marvel Entertainment, Inc.(e)                           5,050       $   118
Regal Entertainment Group Class A                      13,400           294
Walt Disney Co. (The)                                  12,500           430
                                                                    -------
                                                                        842
                                                                    -------

MULTI-LINE INSURANCE--0.8%
Assurant, Inc.                                         10,000           535
Genworth Financial, Inc. Class A                        4,500           138
                                                                    -------
                                                                        673
                                                                    -------

MULTI-UTILITIES--0.5%
PG&E Corp.                                              6,700           320
Sempra Energy                                           2,400           140
                                                                    -------
                                                                        460
                                                                    -------

OFFICE REITs--0.1%
PS Business Parks, Inc.                                 2,100           119

OFFICE SERVICES & SUPPLIES--0.1%
Knoll, Inc.                                             5,500            98

OIL & GAS DRILLING--0.3%
Grey Wolf, Inc.(e)                                     22,600           148
Parker Drilling Co.(e)                                  9,750            79
                                                                    -------
                                                                        227
                                                                    -------

OIL & GAS EQUIPMENT & SERVICES--1.3%
Global Industries Ltd.(e)                               6,900           178
National Oilwell Varco, Inc.(e)                         4,600           664
SEACOR Holdings, Inc.(e)                                2,250           214
Tidewater, Inc.                                         1,350            85
                                                                    -------
                                                                      1,141
                                                                    -------

OIL & GAS EXPLORATION & PRODUCTION--0.1%
Swift Energy Co.(e)                                     1,700            70

OIL & GAS REFINING & MARKETING--1.7%
Frontier Oil Corp.                                      3,900           162
Tesoro Corp.                                           10,700           492
Valero Energy Corp.                                     9,450           635
Western Refining, Inc.                                  4,200           171
                                                                    -------
                                                                      1,460
                                                                    -------

OTHER DIVERSIFIED FINANCIAL SERVICES--1.8%
Bank of America Corp.                                   9,200           463
Citigroup, Inc.                                        14,600           681
JPMorgan Chase & Co.                                    8,800           403
                                                                    -------
                                                                      1,547
                                                                    -------


                                                                     VALUE
                                                     SHARES          (000)
                                                    ---------       -------

PAPER PACKAGING--0.3%
Rock-Tenn Co. Class A                                   8,500       $   246

PAPER PRODUCTS--0.3%
Buckeye Technologies, Inc.(e)                          17,000           257

PERSONAL PRODUCTS--0.2%
Prestige Brands Holdings, Inc.(e)                      18,650           205

PHARMACEUTICALS--2.9%
King Pharmaceuticals, Inc.(e)                          24,500           287
Merck & Co., Inc.                                      16,450           850
Pfizer, Inc.                                           23,500           574
Schering-Plough Corp.                                  15,550           492
Watson Pharmaceuticals, Inc.(e)                        11,500           373
                                                                    -------
                                                                      2,576
                                                                    -------

PROPERTY & CASUALTY INSURANCE--0.9%
American Physicians Capital, Inc.                       3,900           152
Berkley (W.R.) Corp.                                   16,100           477
Safety Insurance Group, Inc.                            2,200            79
SeaBright Insurance Holdings, Inc.(e)                   4,300            74
                                                                    -------
                                                                        782
                                                                    -------

PUBLISHING--0.2%
Belo Corp. Class A                                     11,350           197

RAILROADS--0.2%
Norfolk Southern Corp.                                  2,650           138

REGIONAL BANKS--0.9%
Chemical Financial Corp.                                5,100           124
City Holding Co.                                        4,350           158
First Regional Bancorp(e)                               1,400            34
Nara Bancorp, Inc.                                      5,602            87
National Penn Bancshares, Inc.(j)                       4,377            72
United Bankshares, Inc.                                 7,047           215
Webster Financial Corp.                                 2,360            99
                                                                    -------
                                                                        789
                                                                    -------

RESTAURANTS--0.2%
Yum! Brands, Inc.                                       4,480           152

RETAIL REITs--0.1%
Pennsylvania Real Estate Investment Trust               1,900            74

SEMICONDUCTOR EQUIPMENT--0.8%
Applied Materials, Inc.                                19,375           401
Lam Research Corp.(e)                                   2,900           154
Novellus Systems, Inc.(e)                               3,300            90

Insight Balanced Fund

                                                                     VALUE
                                                     SHARES          (000)
                                                    ---------       -------

SEMICONDUCTOR EQUIPMENT--(CONTINUED)
Photronics, Inc.(e)                                     6,300       $    72
                                                                    -------
                                                                        717
                                                                    -------

SEMICONDUCTORS--1.2%
AMIS Holdings, Inc.(e)                                 20,100           195
Intel Corp.                                             9,470           245
NVIDIA Corp.(e)                                         3,300           120
ON Semiconductor Corp.(e)                              38,000           477
                                                                    -------
                                                                      1,037
                                                                    -------

SOFT DRINKS--0.4%
Pepsi Bottling Group, Inc. (The)                        8,850           329

SPECIALIZED REITs--0.2%
FelCor Lodging Trust, Inc.                              3,850            77
Potlatch Corp.                                          3,000           135
                                                                    -------
                                                                        212
                                                                    -------

SPECIALTY CHEMICALS--0.4%
Rockwood Holdings, Inc.(e)                              5,650           202
Sigma-Aldrich Corp.                                     2,150           105
                                                                    -------
                                                                        307
                                                                    -------

STEEL--0.5%
United States Steel Corp.                               4,100           434

SYSTEMS SOFTWARE--1.7%
Microsoft Corp.                                        15,440           455
Oracle Corp.(e)                                        46,430         1,005
                                                                    -------
                                                                      1,460
                                                                    -------

TECHNOLOGY DISTRIBUTORS--1.0%
Arrow Electronics, Inc.(e)                              5,100           217
Avnet, Inc.(e)                                         10,700           426
Tech Data Corp.(e)                                      5,950           239
                                                                    -------
                                                                        882
                                                                    -------

TOBACCO--1.2%
Loews Corp. - Carolina Group                           11,100           913
UST, Inc.                                               2,300           114
                                                                    -------
                                                                      1,027
                                                                    -------

WIRELESS TELECOMMUNICATION SERVICES--0.3%
Sprint Nextel Corp.                                     7,500           143


                                                                     VALUE
                                                     SHARES          (000)
                                                    ---------       -------

WIRELESS TELECOMMUNICATION SERVICES--(CONTINUED)
Syniverse Holdings, Inc.(e)                             8,000       $   127
                                                                    -------
                                                                        270

--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $43,833)                                            51,623
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(d)--3.5%

COMMUNICATIONS EQUIPMENT--0.6%
Nokia Oyj Sponsored ADR (Finland)                      13,600           516

IT CONSULTING & OTHER SERVICES--0.7%
Accenture Ltd. Class A (United States)                 15,800           636

PACKAGED FOODS & MEATS--1.0%
Unilever N.V. NY Registered Shares (Netherlands)       29,100           898

PROPERTY & CASUALTY INSURANCE--0.1%
United America Indemnity Ltd. Class A
(United States)(e)                                      5,000           107

REINSURANCE--1.1%
Arch Capital Group Ltd. (United States)(e)              9,000           670
Platinum Underwriters Holdings Ltd. (United States)     7,400           266
                                                                    -------
                                                                        936

--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,754)                                              3,093
--------------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--99.5%
(IDENTIFIED COST $79,243)                                            87,043
                                                                    -------

SHORT-TERM INVESTMENTS--4.4%

MONEY MARKET MUTUAL FUNDS--4.4%
AIM STIT-Liquid Assets Portfolio (The) -
 Institutional Shares (seven-day effective
 yield 5.12%)                                         190,877           191

BlackRock Institutional Money Market Trust
(seven-day effective yield 5.40%)(k)                3,276,399         3,276

Dreyfus Cash Management
Plus, Inc. - Institutional Shares (seven-day
 effective yield 5.16%)                                     1            --(i)

Goldman Sachs Financial Square Funds - Money
 Market Fund - Select Shares (seven-day effective
 yield 5.22%)                                         367,481           367

Insight Balanced Fund

                                                                    VALUE
                                                                    (000)
                                                                   --------
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $3,834)                                              3,834
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--103.9%
(IDENTIFIED COST $83,077)                                            90,877(a)

Other assets and liabilities, net--(3.9)%                            (3,373)
                                                                    -------
NET ASSETS--100.0%                                                  $87,504
                                                                    =======

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $9,753 and gross depreciation of $1,975 for federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $83,099.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities amounted to a value of $5 (reported in 000's) or 0% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.
(e)  Non-income producing.
(f)  Illiquid security.
(g) Restricted security. At September 30, 2007, this security amounted to a value of $5 (reported in 000's) or 0% of net assets. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.
(h)  The par value is less than $1,000.
(i)  Amount is less than $1,000.
(j)  All or a portion of security is on loan.
(k)  Represents security purchased with cash collateral for securities on loan.

Insight Core Equity Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                  (UNAUDITED)

                                                                    VALUE
                                                     SHARES         (000)
                                                    ---------      --------

DOMESTIC COMMON STOCKS--92.4%


AEROSPACE & DEFENSE--6.0%
Boeing Co. (The)                                       22,800      $  2,394
General Dynamics Corp.                                 41,100         3,472
Honeywell International, Inc.                          13,800           821
Precision Castparts Corp.                              16,500         2,441
                                                                   --------
                                                                      9,128
                                                                   --------

APPLICATION SOFTWARE--1.6%
Cadence Design Systems, Inc.(b)                       109,850         2,438

ASSET MANAGEMENT & CUSTODY BANKS--1.5%
Franklin Resources, Inc.                                9,600         1,224
SEI Investments Co.                                    39,000         1,064
                                                                   --------
                                                                      2,288
                                                                   --------

AUTO PARTS & EQUIPMENT--1.9%
Johnson Controls, Inc.                                 24,700         2,917

BIOTECHNOLOGY--1.2%
Gilead Sciences, Inc.(b)                               46,900         1,917

BROADCASTING & CABLE TV--0.7%
CBS Corp. Class B                                      32,100         1,011

COMMUNICATIONS EQUIPMENT--1.5%
Cisco Systems, Inc.(b)                                 67,800         2,245

COMPUTER HARDWARE--5.5%
Apple, Inc.(b)                                          9,200         1,413
Hewlett-Packard Co.                                   103,750         5,166
International Business Machines Corp.                  15,200         1,790
                                                                   --------
                                                                      8,369
                                                                   --------

COMPUTER STORAGE & PERIPHERALS--1.7%
QLogic Corp.(b)                                       141,500         1,903
Western Digital Corp.(b)                               25,300           641
                                                                   --------
                                                                      2,544
                                                                   --------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.9%
Deere & Co.                                            19,400         2,879

DIVERSIFIED BANKS--3.4%
Wachovia Corp.                                         17,450           875
Wells Fargo & Co.                                     119,700         4,264
                                                                   --------
                                                                      5,139
                                                                   --------


                                                                     VALUE
                                                     SHARES          (000)
                                                    ---------       -------

DIVERSIFIED METALS & MINING--0.9%
Freeport-McMoRan Copper & Gold, Inc. (Indonesia)(c)    13,036      $  1,367

ELECTRIC UTILITIES--4.5%
FirstEnergy Corp.                                      54,600         3,458
FPL Group, Inc.                                        55,300         3,367
                                                                   --------
                                                                      6,825
                                                                   --------

FERTILIZERS & AGRICULTURAL CHEMICALS--1.4%
Monsanto Co.                                           25,400         2,178

FOOD RETAIL--3.4%
Kroger Co. (The)                                      181,050         5,164

HEALTH CARE DISTRIBUTORS--1.5%
McKesson Corp.                                         38,700         2,275

HEALTH CARE EQUIPMENT--3.1%
Stryker Corp.                                          69,000         4,744

HEALTH CARE TECHNOLOGY--0.5%
Cerner Corp.(b)(d)                                     12,500           748

HOUSEHOLD PRODUCTS--1.5%
Kimberly-Clark Corp.                                   32,200         2,262

HYPERMARKETS & SUPER CENTERS--1.5%
Costco Wholesale Corp.(d)                              36,400         2,234

INDUSTRIAL CONGLOMERATES--1.2%
General Electric Co.                                   44,452         1,840

INDUSTRIAL GASES--3.2%
Air Products and Chemicals, Inc.                       36,300         3,549
Praxair, Inc.                                          16,600         1,390
                                                                   --------
                                                                      4,939
                                                                   --------

INDUSTRIAL MACHINERY--1.5%
Danaher Corp.                                          26,900         2,225

INTEGRATED OIL & GAS--7.8%
Chevron Corp.                                          35,400         3,313
Exxon Mobil Corp.                                      77,590         7,182
Marathon Oil Corp.                                     24,650         1,405
                                                                   --------
                                                                     11,900
                                                                   --------

INTEGRATED TELECOMMUNICATION SERVICES--4.7%
AT&T, Inc.                                            170,680         7,221

Insight Core Equity Fund

                                                                     VALUE
                                                     SHARES          (000)
                                                    ---------       -------

LIFE & HEALTH INSURANCE--4.9%
MetLife, Inc.                                          50,550      $  3,525
Nationwide Financial Services, Inc. Class A            72,400         3,896
                                                                   --------
                                                                      7,421
                                                                   --------

MANAGED HEALTH CARE--1.0%
CIGNA Corp.                                            14,100           751
WellPoint, Inc.(b)                                      9,800           774
                                                                   --------
                                                                      1,525
                                                                   --------

MOVIES & ENTERTAINMENT--1.3%
Walt Disney Co. (The)                                  56,000         1,926

MULTI-LINE INSURANCE--1.0%
Genworth Financial, Inc. Class A                       50,000         1,537

MULTI-UTILITIES--1.9%
Dominion Resources, Inc.                               17,200         1,450
PG&E Corp.                                             30,800         1,472
                                                                   --------
                                                                      2,922
                                                                   --------

OIL & GAS REFINING & MARKETING--1.3%
Holly Corp.                                            14,900           891
Valero Energy Corp.                                    16,500         1,109
                                                                   --------
                                                                      2,000
                                                                   --------

OTHER DIVERSIFIED FINANCIAL SERVICES--4.5%
Bank of America Corp.                                  62,650         3,150
JPMorgan Chase & Co.                                   80,100         3,670
                                                                   --------
                                                                      6,820
                                                                   --------

PACKAGED FOODS & MEATS--2.8%
General Mills, Inc.                                    74,700         4,333

PHARMACEUTICALS--3.3%
King Pharmaceuticals, Inc.(b)                         112,700         1,321
Merck & Co., Inc.                                      28,600         1,478
Watson Pharmaceuticals, Inc.(b)                        69,600         2,255
                                                                   --------
                                                                      5,054
                                                                   --------

PROPERTY & CASUALTY INSURANCE--0.5%
Berkley (W.R.) Corp.                                   26,900           797

RAILROADS--1.1%
Union Pacific Corp.                                    14,800         1,673

RESTAURANTS--0.7%
McDonald's Corp.                                       20,700         1,128

SEMICONDUCTOR EQUIPMENT--3.6%
KLA-Tencor Corp.                                       26,600         1,484
Lam Research Corp.(b)                                  17,800           948


                                                                     VALUE
                                                     SHARES          (000)
                                                    ---------       -------

SEMICONDUCTOR EQUIPMENT--(CONTINUED)
Novellus Systems, Inc.(b)                             112,100      $  3,056
                                                                   --------
                                                                      5,488
                                                                   --------

THRIFTS & MORTGAGE FINANCE--0.9%
Washington Mutual, Inc.                                37,500         1,324

--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $116,332)                                          140,745
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--6.0%

AUTOMOBILE MANUFACTURERS--1.5%
Toyota Motor Corp. Sponsored ADR (Japan)               18,900         2,209

INDUSTRIAL CONGLOMERATES--0.9%
Siemens AG Sponsored ADR (Germany)(d)                  10,100         1,386

IT CONSULTING & OTHER SERVICES--2.8%
Accenture Ltd. Class A (United States)                105,900         4,262

REINSURANCE--0.8%
Arch Capital Group Ltd. (United States)(b)             16,500         1,228

--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $8,802)                                              9,085
--------------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--98.4%
(IDENTIFIED COST $125,134)                                          149,830
                                                                   --------

SHORT-TERM INVESTMENTS--3.7%

MONEY MARKET MUTUAL FUNDS--3.7%

AIM STIT-Liquid Assets Portfolio (The) -
 Institutional Shares (seven-day effective
 yield 5.12%)                                         700,495           700

BlackRock Institutional Money Market Trust
 (seven-day effective yield 5.40%)(e)               3,156,868         3,157

Goldman Sachs Financial
 Square Funds - Money Market Fund - Select
 Shares (seven-day effective yield 5.22%)           1,797,844         1,798

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $5,655)                                              5,655
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--102.1%
(IDENTIFIED COST $130,789)                                          155,485(a)

Other assets and liabilities, net--(2.1)%                            (3,211)
                                                                   --------
NET ASSETS--100.0%                                                 $152,274
                                                                   ========

Insight Core Equity Fund


(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $26,662 and gross depreciation of $2,137 for federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $130,960.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d)  All or a portion of security is on loan.
(e)  Security purchased with cash collateral received for securities on loan.

Insight Emerging Markets Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                  (UNAUDITED)

                                                                    VALUE
                                                     SHARES         (000)
                                                   ----------      --------

FOREIGN COMMON STOCKS(c)--92.8%

BRAZIL--23.8%
Banco Bradesco SA (Regional Banks)                     67,328      $  1,932
Banco Daycoval SA (Regional Banks)(b)                  86,500           842
Banco Itau Holding Financieira SA ADR
 (Diversified Banks)                                   57,345         2,903
Companhia de Saneamento de Minas Gerais
 (Water Utilities)(b)                                 133,400         2,183
Companhia Vale do Rio Doce ADR
 (Diversified Metals & Mining)                        298,800        10,138
Companhia Vale do Rio Doce Sponsored ADR
 (Diversified Metals & Mining)(d)                      31,000           882
EDP - Energias do Brasil SA (Electric
 Utilities)                                            71,400         1,175
General Shopping Brasil SA (Real Estate
 Management & Development)(b)                          50,300           399
Itausa Investimentos SA (Industrial
 Conglomerates)                                       951,254         6,565
MRV Engenharia e Participacoes SA
 (Homebuilding)(b)                                    137,000         2,489
Petroleo Brasileiro SA ADR (Integrated Oil &
 Gas)                                                 128,856         9,729
Porto Seguro SA (Property & Casualty Insurance)        69,200         2,658
Redecard SA (Consumer Finance)                        117,700         2,184
Souza Cruz SA (Tobacco)                               190,300         4,912
Tractebel Energia SA (Electric Utilities)             200,700         2,468
Usinas Siderurgicas de Minas Gerais SA (Steel)         15,300         1,194
                                                                   --------
                                                                     52,653
                                                                   --------

CHILE--1.0%
Banco Santander Chile SA (Diversified Banks)        5,565,200           271
Banco Santander Chile SA ADR (Diversified Banks)       36,800         1,861
                                                                   --------
                                                                      2,132
                                                                   --------

CHINA--3.1%
China Mobile Ltd. (Wireless Telecommunication
 Services)                                            374,400         6,131
Xinao Gas Holdings Ltd. (Oil & Gas Storage &
 Transportation)                                      335,561           684
                                                                   --------
                                                                      6,815
                                                                   --------


                                                                    VALUE
                                                     SHARES         (000)
                                                   ----------      --------

EGYPT--1.5%
MobiNil (Wireless Telecommunication Services)          96,610      $  3,243

HONG KONG--5.5%
China Mobile Sponsored ADR Ltd. (Wireless
 Telecommunication Services)                           11,800           968
CNOOC Ltd. (Oil & Gas Exploration & Production)     3,747,000         6,295
CNOOC Ltd. ADR (Oil & Gas Exploration &
 Production)(d)                                         8,300         1,381
Hopson Development Holdings Ltd. (Real Estate
 Management & Development)                          1,051,300         3,503
                                                                   --------
                                                                     12,147
                                                                   --------

INDIA--23.6%
Axis Bank Ltd. (Regional Banks)                       233,800         4,486
Bajaj Auto Ltd. (Automobile Manufacturers)             14,530           926
Bharat Heavy Electricals Ltd. (Electrical
 Components & Equipment)                               45,600         2,331
Bharti Airtel Ltd. (Integrated Telecommunication
 Services)(b)                                         358,000         8,444
Container Corp. of India Ltd. (Railroads)              20,575         1,087
HDFC Bank Ltd. (Diversified Banks)                    104,550         3,767
HDFC Bank Ltd. ADR (Diversified Banks)                 43,000         4,606
Housing Development Finance Corp. (Consumer
 Finance)                                             160,150        10,160
ICICI Bank Ltd. (Diversified Banks)                    32,700           872
ICICI Bank Ltd. Sponsored ADR (Diversified
 Banks)                                                56,900         3,000
Jammu & Kashmir Bank Ltd. (Regional Banks)             60,072         1,180
Nestle India Ltd. (Packaged Foods & Meats)             56,850         1,889
Reliance Communications Ltd. (Integrated
 Telecommunication Services)                          326,099         4,802
Steel Authority of India (Steel)                      253,290         1,317
United Spirits Ltd. (Brewers)                          73,575         3,240
                                                                   --------
                                                                     52,107
                                                                   --------

INDONESIA--2.5%
Bank Rakyat Indonesia (Regional Banks)              1,209,100           873
Telekomunikasi Indonesia Tbk PT (Integrated
 Telecommunication Services)                        3,947,700         4,748
                                                                   --------
                                                                      5,621
                                                                   --------

Insight Emerging Markets Fund

                                                                    VALUE
                                                     SHARES         (000)
                                                   ----------      --------

MALAYSIA--2.3%
Genting Berhad (Casinos & Gaming)                   1,105,200      $  2,611
Tanjong plc (Casinos & Gaming)                        457,700         2,404
                                                                   --------
                                                                      5,015
                                                                   --------

MEXICO--8.1%
America Movil S.A.B. de C.V. ADR Series L
 (Wireless Telecommunication Services)(d)             109,970         7,038
America Movil S.A.B. de C.V. Series L (Wireless
 Telecommunication Services)                          448,811         1,436
Banco Compartamos S.A.B. de C.V.
 (Regional Banks)(b)                                  268,725         1,460
Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR
 (Soft Drinks)                                         48,550         2,083
Grupo Modelo S.A.B. de C.V. Series C (Brewers)      1,035,725         4,972
Urbi Desarrollos Urbanos S.A. de C.V.
 (Homebuilding)(b)                                    279,768         1,005
                                                                   --------
                                                                     17,994
                                                                   --------

SINGAPORE--0.6%
SembCorp Marine Ltd. (Construction & Farm
 Machinery & Heavy Trucks)                            455,000         1,409

SOUTH AFRICA--6.2%
Bidvest Group Ltd. (Multi-Sector Holdings)            129,800         2,553
Massmart Holdings Ltd. (General Merchandise
 Stores)                                              221,051         2,675
Remgro Ltd. (Industrial Conglomerates)                179,850         4,569
SABMiller plc (Brewers)                               135,975         3,814
                                                                   --------
                                                                     13,611
                                                                   --------

SOUTH KOREA--8.5%
Daegu Bank (Regional Banks)                           119,000         2,204
Kangwon Land, Inc. (Casinos & Gaming)                  69,630         2,054
Kookmin Bank (Diversified Banks)                       26,750         2,227
Lotte Confectionary Co. Ltd. (Packaged Foods &
 Meats)                                                 1,033         1,797
POSCO (Steel)                                           7,575         5,571
POSCO ADR (Steel)                                       1,000           179
S1 Corp. (Diversified Commercial & Professional
 Services)                                             78,570         4,713
                                                                   --------
                                                                     18,745
                                                                   --------

TAIWAN--2.9%
High Tech Computer Corp (Computer Hardware)            27,300           400
HON HAI Precision Industry Co. Ltd. (Computer
 Storage & Peripherals)                               289,200         2,180


                                                                    VALUE
                                                     SHARES         (000)
                                                   ----------      --------

TAIWAN--(CONTINUED)
Taiwan Semiconductor Manufacturing Co. Ltd.
 (Semiconductors)                                   1,972,718      $  3,845
                                                                   --------
                                                                      6,425
                                                                   --------

THAILAND--3.2%
PTT Exploration & Production PCL (Oil & Gas
 Exploration & Production)                          1,806,200         6,956

TURKEY--0.0%
Akbank T.A.S. (Regional Banks)                              1            --(h)
Haci Omer Sabanci Holding AS (Multi-Sector
 Holdings)                                                  3            --(h)
                                                                   --------
                                                                         --
                                                                   --------

--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $150,933)                                          204,873
--------------------------------------------------------------------------------

EQUITY-LINKED CERTIFICATES--4.4%

INDIA--4.4%
CLSA Financial Products Ltd. (Industrial
 Conglomerates)                                       372,000         1,775
CLSA Financial Products Ltd. - Bajaj Auto Ltd.
 Strike price 0.000001 Indian Rupee expiration
 6/13/11 (Automobile Manufacturers)(b)                  4,100           262
CLSA Financial Products Ltd. - Bharti-Tele
 Ventures Strike price .000001 Indian Rupee
 expiration 5/31/10 (Broadcasting & Cable TV)(b)      125,800         2,977
CLSA Financial Products Ltd. - HDFC Bank Ltd.
 Class A Strike price .000001 Indian Rupee
 expiratio 6/28/10 (Diversified Banks)(b)              90,763         3,277
CLSA Financial Products Ltd. - ICICI Bank Ltd.
 Strike price 0.000001 Indian Rupee expiration
 5/10/10 (Diversified Banks)(b)                        10,600           283
Macquari Bank Ltd. - Tata Steel Ltd.
 Strike price 0.000001 Indian Rupee
 expiration 2/1/10 (Steel)                             55,600         1,189

--------------------------------------------------------------------------------
TOTAL EQUITY-LINKED CERTIFICATES
(IDENTIFIED COST $6,509)                                              9,763
--------------------------------------------------------------------------------

Insight Emerging Markets Fund

                                                                    VALUE
                                                     SHARES         (000)
                                                   ----------      --------

FOREIGN PREFERRED STOCKS--2.8%

BRAZIL--2.8%
AES Tiete SA Pfd. 9.18% (Electric Utilities)           68,763         2,399
Eletropaulo Metropolitana de Sao Paulo SA
 Series B Pfd. 2.63% (Electric Utilities)          56,637,000         3,766

--------------------------------------------------------------------------------
TOTAL FOREIGN PREFERRED STOCKS
(IDENTIFIED COST $4,382)                                              6,165
--------------------------------------------------------------------------------


                                                   PAR VALUE
                                                     (000)
                                                   ----------

FOREIGN CONVERTIBLE BONDS--0.0%

BRAZIL--0.0%
Companhia de Saneamento de Minas Gerais
 8.550% due 8/29/35(f)(i)                          $        1            --(h)

--------------------------------------------------------------------------------
TOTAL FOREIGN CONVERTIBLE BONDS
(IDENTIFIED COST $1)                                                     --
--------------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--100.0%
(IDENTIFIED COST $161,825)                                          220,801
                                                                   --------

SHORT-TERM INVESTMENTS--2.3%

FEDERAL AGENCY SECURITIES(e)--0.2%
FHLB
 4.000% due 10/1/07                                $      430           430



                                                    SHARES
                                                   ----------

MONEY MARKET MUTUAL FUNDS--2.1%
BlackRock Institutional Money Market Trust
 (seven-day effective yield 5.40%)(g)               4,699,400      $  4,699
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $5,129)                                              5,129
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--102.3%
(IDENTIFIED COST $166,954)                                          225,930(a)

Other assets and liabilities, net--(2.3)%                            (5,052)
                                                                   --------
NET ASSETS--100.0%                                                 $220,878
                                                                   ========

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $59,241 and gross depreciation of $929 for federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $167,618.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d)  All or a portion of security is on loan.
(e)  The rate shown is the discount rate.
(f) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(g) Represents security purchased with cash collateral received for securities on loan.
(h)  Amount is less than $1,000.
(i) Illiquid security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At September 30, 2007, this security amounted to a value of $0, or 0.0% of net assets.

Insight Equity Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                  (UNAUDITED)

                                                                    VALUE
                                                     SHARES         (000)
                                                   ----------      --------

DOMESTIC COMMON STOCKS--93.3%

AEROSPACE & DEFENSE--2.3%
Lockheed Martin Corp.                                  18,600      $  2,018
Northrop Grumman Corp.                                 16,400         1,279
Precision Castparts Corp.                              27,300         4,040
                                                                   --------
                                                                      7,337
                                                                   --------

ASSET MANAGEMENT & CUSTODY BANKS--1.6%
Northern Trust Corp.                                   78,100         5,176

COMMODITY CHEMICALS--4.0%
Celanese Corp. Series A                               128,000         4,990
Lyondell Chemical Co.                                 166,800         7,731
                                                                   --------
                                                                     12,721
                                                                   --------

COMMUNICATIONS EQUIPMENT--0.9%
Cisco Systems, Inc.(b)                                 88,000         2,914

COMPUTER HARDWARE--3.1%
Hewlett-Packard Co.                                   193,300         9,624

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--3.1%
Cummins, Inc.                                          13,000         1,663
Deere & Co.                                            34,100         5,061
PACCAR, Inc.                                           35,700         3,043
                                                                   --------
                                                                      9,767
                                                                   --------

DIVERSIFIED BANKS--4.0%
U.S. Bancorp                                          242,400         7,885
Wachovia Corp.                                         91,621         4,595
                                                                   --------
                                                                     12,480
                                                                   --------

DIVERSIFIED METALS & MINING--1.2%
Freeport-McMoRan Copper & Gold, Inc. (Indonesia)(c)    37,223         3,904

ELECTRIC UTILITIES--1.3%
FPL Group, Inc.                                        67,700         4,122

FERTILIZERS & AGRICULTURAL CHEMICALS--0.7%
Mosaic Co. (The)(b)                                    42,000         2,248

FOOD RETAIL--2.8%
Kroger Co. (The)                                      218,600         6,234
SUPERVALU, Inc.                                        67,800         2,645
                                                                   --------
                                                                      8,879
                                                                   --------


                                                                    VALUE
                                                     SHARES         (000)
                                                   ----------      --------

GAS UTILITIES--2.0%
ONEOK, Inc.                                           133,900      $  6,347

HEALTH CARE DISTRIBUTORS--0.7%
AmerisourceBergen Corp.                                45,500         2,062

HOMEBUILDING--0.2%
NVR, Inc.(b)(d)                                         1,600           752

HOUSEHOLD PRODUCTS--1.2%
Colgate-Palmolive Co.                                  54,200         3,865

INDUSTRIAL CONGLOMERATES--1.7%
General Electric Co.                                   41,800         1,731
Teleflex, Inc.                                         27,200         2,119
Textron, Inc.                                          22,000         1,369
                                                                   --------
                                                                      5,219
                                                                   --------

INTEGRATED OIL & GAS--11.1%
Chevron Corp.                                          41,300         3,865
ConocoPhillips                                        130,410        11,446
Exxon Mobil Corp.                                     160,400        14,847
Marathon Oil Corp.                                     86,500         4,932
                                                                   --------
                                                                     35,090
                                                                   --------

INTEGRATED TELECOMMUNICATION SERVICES--7.3%
AT&T, Inc.                                            339,187        14,351
Embarq Corp.                                          126,700         7,045
Verizon Communications, Inc.                           38,800         1,718
                                                                   --------
                                                                     23,114
                                                                   --------

INVESTMENT BANKING & BROKERAGE--3.5%
Goldman Sachs Group, Inc. (The)                        41,300         8,951
Morgan Stanley                                         33,200         2,092
                                                                   --------
                                                                     11,043
                                                                   --------

LIFE & HEALTH INSURANCE--2.5%
MetLife, Inc.                                         114,300         7,970

MANAGED HEALTH CARE--3.4%
CIGNA Corp.                                            61,900         3,299
Humana, Inc.(b)                                        36,150         2,526
WellCare Health Plans, Inc.(b)                         44,900         4,734
                                                                   --------
                                                                     10,559
                                                                   --------

METAL & GLASS CONTAINERS--0.5%
Owens-Illinois, Inc.(b)                                38,000         1,575

Insight Equity Fund

                                                                    VALUE
                                                     SHARES         (000)
                                                   ----------      --------

MOVIES & ENTERTAINMENT--1.0%
Walt Disney Co. (The)                                  92,400      $  3,178

MULTI-LINE INSURANCE--2.4%
Assurant, Inc.                                        103,000         5,510
Genworth Financial, Inc. Class A                       68,100         2,093
                                                                   --------
                                                                      7,603
                                                                   --------

MULTI-UTILITIES--3.2%
PG&E Corp.                                            107,200         5,124
Sempra Energy                                          87,800         5,103
                                                                   --------
                                                                     10,227
                                                                   --------

OIL & GAS REFINING & MARKETING--4.3%
Tesoro Corp.                                          136,400         6,277
Valero Energy Corp.                                   108,800         7,309
                                                                   --------
                                                                     13,586
                                                                   --------

OTHER DIVERSIFIED FINANCIAL SERVICES--7.6%
Bank of America Corp.                                 171,700         8,631
Citigroup, Inc.                                       143,790         6,711
JPMorgan Chase & Co.                                  185,500         8,500
                                                                   --------
                                                                     23,842
                                                                   --------

PHARMACEUTICALS--3.9%
King Pharmaceuticals, Inc.(b)                         108,600         1,273
Merck & Co., Inc.                                      97,400         5,035
Pfizer, Inc.                                          249,100         6,085
                                                                   --------
                                                                     12,393
                                                                   --------

PROPERTY & CASUALTY INSURANCE--2.9%
Allstate Corp. (The)                                   56,200         3,214
Berkley (W.R.) Corp.                                  123,375         3,656
Chubb Corp. (The)                                      40,000         2,145
                                                                   --------
                                                                      9,015
                                                                   --------

PUBLISHING--0.5%
Idearc, Inc.                                           45,000         1,416

STEEL--2.5%
AK Steel Holding Corp.(b)                              46,000         2,022
United States Steel Corp.                              55,300         5,858
                                                                   --------
                                                                      7,880
                                                                   --------

TECHNOLOGY DISTRIBUTORS--2.3%
Avnet, Inc.(b)                                         76,400         3,045
Ingram Micro, Inc. Class A(b)                         215,500         4,226
                                                                   --------
                                                                      7,271
                                                                   --------


                                                                    VALUE
                                                     SHARES         (000)
                                                   ----------      --------

TIRES & RUBBER--0.9%
Goodyear Tire & Rubber Co. (The)(b)                    89,400      $  2,719

TOBACCO--2.3%
Loews Corp. - Carolina Group                           87,600         7,203

WIRELESS TELECOMMUNICATION SERVICES--0.4%
Sprint Nextel Corp.                                    73,600         1,398

--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $230,468)                                          294,499
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--5.5%

PACKAGED FOODS & MEATS--2.4%
Unilever N.V. NY Registered Shares (Netherlands)      248,100         7,654

PROPERTY & CASUALTY INSURANCE--0.5%
ACE Ltd. (United States)                               24,300         1,472

REINSURANCE--2.6%
Arch Capital Group Ltd. (United States)(b)            111,500         8,296

--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $15,402)                                            17,422
--------------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--98.8%
(IDENTIFIED COST $245,870)                                          311,921
                                                                   --------

SHORT-TERM INVESTMENTS--1.1%

MONEY MARKET MUTUAL FUNDS--1.1%
AIM STIT-Liquid Assets Portfolio (The) -
 Institutional Shares (seven-day effective
 yield 5.12%)                                         992,577           993

BlackRock Institutional Money Market Trust
 (seven-day effective yield 5.40%)(e)                 399,784           400

Dreyfus Cash Management Plus, Inc. -
 Institutional Shares (seven-day effective
 yield 5.16%)                                               2            --(f)

Goldman Sachs Financial Square Funds -
 Money Market Fund - Select Shares (seven-day
 effective yield 5.22%)                             2,012,698         2,013

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $3,406)                                              3,406
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $249,276)                                          315,327(a)

Other assets and liabilities, net--0.1%                                 332
                                                                   --------
NET ASSETS--100.0%                                                 $315,659
                                                                   ========

Insight Equity Fund

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $70,759 and gross depreciation of $4,750 for federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $249,318.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d)  All or a portion of security is on loan.
(e) Represents security purchased with cash collateral received for securities on loan.
(f)  Amount is less than $1,000.

Insight Index Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                  (UNAUDITED)

                                                                     VALUE
                                                     SHARES          (000)
                                                   ----------       -------

DOMESTIC COMMON STOCKS--95.9%

ADVERTISING--0.2%
Interpublic Group of Cos., Inc. (The)(b)                2,300       $    24
Omnicom Group, Inc.                                     1,600            77
                                                                    -------
                                                                        101
                                                                    -------

AEROSPACE & DEFENSE--2.8%
Boeing Co. (The)                                        3,700           389
General Dynamics Corp.                                  1,900           161
Goodrich Corp.                                            500            34
Honeywell International, Inc.                           3,700           220
L-3 Communications Holdings, Inc.                         600            61
Lockheed Martin Corp.                                   1,700           184
Northrop Grumman Corp.                                  1,600           125
Precision Castparts Corp.                                 600            89
Raytheon Co.                                            2,100           134
Rockwell Collins, Inc.                                    800            58
United Technologies Corp.                               4,700           378
                                                                    -------
                                                                      1,833
                                                                    -------

AGRICULTURAL PRODUCTS--0.1%
Archer Daniels Midland Co.                              3,000            99

AIR FREIGHT & LOGISTICS--0.9%
FedEx Corp.                                             1,400           147
Robinson (C.H.) Worldwide, Inc.                           800            43
United Parcel Service, Inc. Class B                     5,000           376
                                                                    -------
                                                                        566
                                                                    -------

AIRLINES--0.1%
Southwest Airlines Co.                                  3,700            55

ALUMINUM--0.2%
Alcoa, Inc.                                             4,100           160

APPAREL RETAIL--0.3%
Abercrombie & Fitch Co. Class A                           400            32
Gap, Inc. (The)                                         2,500            46
Limited Brands, Inc.                                    1,600            37
TJX Cos., Inc. (The)                                    2,100            61
                                                                    -------
                                                                        176
                                                                    -------

APPAREL, ACCESSORIES & LUXURY GOODS--0.3%
Coach, Inc.(b)                                          1,800            85
Jones Apparel Group, Inc.(f)                              600            13


                                                                     VALUE
                                                     SHARES          (000)
                                                   ----------       -------

APPAREL, ACCESSORIES & LUXURY GOODS--(CONTINUED)
Liz Claiborne, Inc.                                       500       $    17
Polo Ralph Lauren Corp.                                   300            24
VF Corp.                                                  400            32
                                                                    -------
                                                                        171
                                                                    -------

APPLICATION SOFTWARE--0.4%
Adobe Systems, Inc.(b)                                  2,800           122
Autodesk, Inc.(b)                                       1,100            55
Citrix Systems, Inc.(b)(f)                                900            36
Compuware Corp.(b)                                      1,400            11
Intuit, Inc.(b)                                         1,600            49
                                                                    -------
                                                                        273
                                                                    -------

ASSET MANAGEMENT & CUSTODY BANKS--1.2%
American Capital Strategies Ltd.                          850            36
Ameriprise Financial, Inc.                              1,080            68
Bank of New York Mellon Corp. (The)                     5,390           238
Federated Investors, Inc. Class B                         400            16
Franklin Resources, Inc.                                  800           102
Janus Capital Group, Inc.                                 800            23
Legg Mason, Inc.                                          600            51
Northern Trust Corp.                                      900            60
State Street Corp.                                      1,850           126
T. Rowe Price Group, Inc.                               1,300            72
                                                                    -------
                                                                        792
                                                                    -------

AUTO PARTS & EQUIPMENT--0.2%
Johnson Controls, Inc.                                    900           106

AUTOMOBILE MANUFACTURERS--0.3%
Ford Motor Co.(b)                                       9,400            80
General Motors Corp.                                    2,700            99
                                                                    -------
                                                                        179
                                                                    -------

AUTOMOTIVE RETAIL--0.1%
AutoNation, Inc.(b)                                       800            14
AutoZone, Inc.(b)                                         200            23
                                                                    -------
                                                                         37
                                                                    -------

BIOTECHNOLOGY--1.2%
Amgen, Inc.(b)                                          5,000           283
Biogen Idec, Inc.(b)                                    1,400            93
Celgene Corp.(b)                                        1,800           128
Genzyme Corp.(b)                                        1,200            74

Insight Index Fund

                                                                     VALUE
                                                     SHARES          (000)
                                                   ----------       -------

BIOTECHNOLOGY--(CONTINUED)
Gilead Sciences, Inc.(b)                                4,400       $   180
                                                                    -------
                                                                        758
                                                                    -------

BREWERS--0.3%
Anheuser-Busch Cos., Inc.                               3,600           180
Molson Coors Brewing Co. Class B                          200            20
                                                                    -------
                                                                        200
                                                                    -------

BROADCASTING & CABLE TV--1.0%
CBS Corp. Class B                                       3,550           112
Clear Channel Communications, Inc.                      2,400            90
Comcast Corp. Class A(b)(f)                            14,550           352
DIRECTV Group, Inc. (The)(b)                            3,600            87
Scripps (E.W.) Co. (The) Class A                          400            17
                                                                    -------
                                                                        658
                                                                    -------

BUILDING PRODUCTS--0.1%
American Standard Cos., Inc.                              800            28
Masco Corp.                                             1,800            42
                                                                    -------
                                                                         70
                                                                    -------

CASINOS & GAMING--0.2%
Harrah's Entertainment, Inc.                              900            78
International Game Technology                           1,600            69
                                                                    -------
                                                                        147
                                                                    -------

COAL & CONSUMABLE FUELS--0.1%
Consol Energy, Inc.                                       800            38
Peabody Energy Corp.                                    1,300            62
                                                                    -------
                                                                        100
                                                                    -------

COMMERCIAL PRINTING--0.1%
Donnelley (R.R.) & Sons Co.                             1,000            37

COMMUNICATIONS EQUIPMENT--2.8%
Avaya, Inc.(b)                                          2,100            36
Ciena Corp.(b)                                            400            15
Cisco Systems, Inc.(b)                                 28,400           940
Corning, Inc.                                           7,300           180
JDS Uniphase Corp.(b)                                   1,137            17
Juniper Networks, Inc.(b)                               2,400            88
Motorola, Inc.                                         10,800           200
QUALCOMM, Inc.                                          7,800           330
Tellabs, Inc.(b)                                        2,300            22
                                                                    -------
                                                                      1,828
                                                                    -------

COMPUTER & ELECTRONICS RETAIL--0.2%
Best Buy Co., Inc.                                      1,850            85


                                                                     VALUE
                                                     SHARES          (000)
                                                   ----------       -------

COMPUTER & ELECTRONICS RETAIL--(CONTINUED)
Circuit City Stores, Inc.                                 700       $     6
RadioShack Corp.                                          700            14
                                                                    -------
                                                                        105
                                                                    -------

COMPUTER HARDWARE--3.7%
Apple, Inc.(b)                                          4,000           614
Dell, Inc.(b)                                          10,600           293
Hewlett-Packard Co.                                    12,200           607
International Business Machines Corp.                   6,400           754
NCR Corp.(b)                                              900            45
Sun Microsystems, Inc.(b)                              17,500            98
                                                                    -------
                                                                      2,411
                                                                    -------

COMPUTER STORAGE & PERIPHERALS--0.5%
EMC Corp.(b)                                            9,800           204
Lexmark International, Inc. Class A(b)                    400            17
Network Appliance, Inc.(b)                              1,800            48
QLogic Corp.(b)                                           800            11
SanDisk Corp.(b)                                        1,000            55
                                                                    -------
                                                                        335
                                                                    -------

CONSTRUCTION & ENGINEERING--0.1%
Fluor Corp.                                               400            58

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.9%
Caterpillar, Inc.                                       3,000           235
Cummins, Inc.                                             500            64
Deere & Co.                                             1,000           148
PACCAR, Inc.                                            1,200           102
Terex Corp.(b)                                            500            45
                                                                    -------
                                                                        594
                                                                    -------

CONSTRUCTION MATERIALS--0.1%
Vulcan Materials Co.                                      400            36

CONSUMER ELECTRONICS--0.0%
Harman International Industries, Inc.                     300            26

CONSUMER FINANCE--0.9%
American Express Co.                                    5,600           332
Capital One Financial Corp.                             1,996           133
Discover Financial Services                             2,550            53
SLM Corp.                                               1,900            94
                                                                    -------
                                                                        612
                                                                    -------

DATA PROCESSING & OUTSOURCED SERVICES--0.7%
Affiliated Computer Services, Inc. Class A(b)             500            25
Automatic Data Processing, Inc.                         2,600           119
Computer Sciences Corp.(b)                                800            45

Insight Index Fund

                                                                     VALUE
                                                     SHARES          (000)
                                                   ----------       -------

DATA PROCESSING & OUTSOURCED SERVICES--(CONTINUED)
Convergys Corp.(b)                                        700       $    12
Electronic Data Systems Corp.                           2,400            52
Fidelity National Information Services, Inc.              700            31
Fiserv, Inc.(b)                                           800            41
Paychex, Inc.                                           1,600            66
Western Union Co. (The)                                 3,600            76
                                                                    -------
                                                                        467
                                                                    -------

DEPARTMENT STORES--0.5%
Dillard's, Inc. Class A                                   300             6
Kohl's Corp.(b)                                         1,500            86
Macy's, Inc.                                            2,160            70
Nordstrom, Inc.                                         1,000            47
Penney (J.C.) Co., Inc.                                 1,100            70
Sears Holdings Corp.(b)                                   400            51
                                                                    -------
                                                                        330
                                                                    -------

DISTILLERS & VINTNERS--0.1%
Brown-Forman Corp. Class B                                400            30
Constellation Brands, Inc. Class A(b)                     900            22
                                                                    -------
                                                                         52
                                                                    -------

DISTRIBUTORS--0.1%
Genuine Parts Co.                                         800            40

DIVERSIFIED BANKS--2.0%
Comerica, Inc.                                            700            36
U.S. Bancorp                                            8,100           263
Wachovia Corp.                                          8,910           447
Wells Fargo & Co.                                      15,600           556
                                                                    -------
                                                                      1,302
                                                                    -------

DIVERSIFIED CHEMICALS--0.8%
Ashland, Inc.                                             300            18
Dow Chemical Co. (The)                                  4,500           194
Du Pont (E.I.) de Nemours & Co.                         4,400           218
Eastman Chemical Co.                                      400            27
Hercules, Inc.                                            600            13
PPG Industries, Inc.                                      800            60
                                                                    -------
                                                                        530
                                                                    -------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
Cintas Corp.                                              600            22
Equifax, Inc.                                             700            27
                                                                    -------
                                                                         49
                                                                    -------


                                                                     VALUE
                                                     SHARES          (000)
                                                   ----------       -------

DIVERSIFIED METALS & MINING--0.3%
Freeport-McMoRan Copper & Gold, Inc. (Indonesia)(c)     1,770       $   186

DIVERSIFIED REITs--0.1%
Vornado Realty Trust                                      600            66

DRUG RETAIL--0.8%
CVS Caremark Corp.                                      7,174           284
Walgreen Co.                                            4,700           222
                                                                    -------
                                                                        506
                                                                    -------

EDUCATION SERVICES--0.1%
Apollo Group, Inc. Class A(b)                             700            42

ELECTRIC UTILITIES--1.8%
Allegheny Energy, Inc.(b)                                 700            37
American Electric Power Co., Inc.                       1,900            87
Duke Energy Corp.                                       5,900           110
Edison International                                    1,500            83
Entergy Corp.                                             900            97
Exelon Corp.                                            3,200           241
FirstEnergy Corp.                                       1,400            89
FPL Group, Inc.                                         1,900           116
Pinnacle West Capital Corp.                               500            20
PPL Corp.                                               1,800            83
Progress Energy, Inc.                                   1,200            56
Southern Co. (The)                                      3,600           131
                                                                    -------
                                                                      1,150
                                                                    -------

ELECTRICAL COMPONENTS & EQUIPMENT--0.4%
Cooper Industries Ltd. Class A                            800            41
Emerson Electric Co.                                    3,800           202
Rockwell Automation, Inc.                                 700            49
                                                                    -------
                                                                        292
                                                                    -------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.1%
Agilent Technologies, Inc.(b)                           1,900            70
Tektronix, Inc.                                           400            11
                                                                    -------
                                                                         81
                                                                    -------

ELECTRONIC MANUFACTURING SERVICES--0.2%
Jabil Circuit, Inc.                                       800            18
Molex, Inc.                                               700            19
Solectron Corp.(b)                                      4,800            19
Tyco Electronics Ltd.                                   2,300            81
                                                                    -------
                                                                        137
                                                                    -------

ENVIRONMENTAL & FACILITIES SERVICES--0.2%
Allied Waste Industries, Inc.(b)                        1,300            16

Insight Index Fund

                                                                     VALUE
                                                     SHARES          (000)
                                                   ----------       -------

ENVIRONMENTAL & FACILITIES SERVICES--(CONTINUED)
Waste Management, Inc.                                  2,400       $    91
                                                                    -------
                                                                        107
                                                                    -------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.3%
Monsanto Co.                                            2,600           223

FOOD DISTRIBUTORS--0.2%
SYSCO Corp.                                             2,900           103

FOOD RETAIL--0.4%
Kroger Co. (The)                                        3,400            97
Safeway, Inc.                                           2,100            70
SUPERVALU, Inc.                                           936            36
Whole Foods Market, Inc.                                  600            29
                                                                    -------
                                                                        232
                                                                    -------

FOOTWEAR--0.2%
NIKE, Inc. Class B                                      1,800           106

FOREST PRODUCTS--0.1%
Weyerhaeuser Co.                                        1,000            72

GAS UTILITIES--0.1%
Nicor, Inc.                                               200             9
Questar Corp.                                             800            42
                                                                    -------
                                                                         51
                                                                    -------

GENERAL MERCHANDISE STORES--0.4%
Big Lots, Inc.(b)(f)                                      600            18
Family Dollar Stores, Inc.                                800            21
Target Corp.                                            4,000           254
                                                                    -------
                                                                        293
                                                                    -------

GOLD--0.1%
Newmont Mining Corp.                                    2,100            94

HEALTH CARE DISTRIBUTORS--0.4%
AmerisourceBergen Corp.                                   900            41
Cardinal Health, Inc.                                   1,800           113
McKesson Corp.                                          1,400            82
Patterson Cos., Inc.(b)                                   700            27
                                                                    -------
                                                                        263
                                                                    -------

HEALTH CARE EQUIPMENT--1.7%
Bard (C.R.), Inc.                                         500            44
Baxter International, Inc.                              3,100           175
Becton, Dickinson & Co.                                 1,200            98
Boston Scientific Corp.(b)                              5,863            82
Covidien Ltd.                                           2,300            95
Hospira, Inc.(b)                                          650            27


                                                                     VALUE
                                                     SHARES          (000)
                                                   ----------       -------

HEALTH CARE EQUIPMENT--(CONTINUED)
Medtronic, Inc.                                         5,400       $   305
St. Jude Medical, Inc.(b)                               1,600            71
Stryker Corp.                                           1,400            96
Varian Medical Systems, Inc.(b)                           600            25
Zimmer Holdings, Inc.(b)                                1,100            89
                                                                    -------
                                                                      1,107
                                                                    -------

HEALTH CARE FACILITIES--0.0%
Manor Care, Inc.                                          300            19
Tenet Healthcare Corp.(b)                               2,500             9
                                                                    -------
                                                                         28
                                                                    -------

HEALTH CARE SERVICES--0.4%
Express Scripts, Inc.(b)                                1,200            67
Laboratory Corp. of America Holdings(b)                   600            47
Medco Health Solutions, Inc.(b)                         1,300           118
Quest Diagnostics, Inc.                                   700            40
                                                                    -------
                                                                        272
                                                                    -------

HEALTH CARE SUPPLIES--0.0%
Bausch & Lomb, Inc.                                       300            19

HEALTH CARE TECHNOLOGY--0.0%
IMS Health, Inc.                                        1,000            31

HOME ENTERTAINMENT SOFTWARE--0.1%
Electronic Arts, Inc.(b)                                1,500            84

HOME FURNISHINGS--0.0%
Leggett & Platt, Inc.                                     900            17

HOME IMPROVEMENT RETAIL--0.8%
Home Depot, Inc. (The)                                  9,200           298
Lowe's Cos., Inc.                                       7,100           199
Sherwin-Williams Co. (The)                                500            33
                                                                    -------
                                                                        530
                                                                    -------

HOMEBUILDING--0.1%
Centex Corp.                                              600            16
Horton (D.R.), Inc.                                     1,300            16
KB Home                                                   400            10
Lennar Corp. Class A                                      700            16
Pulte Homes, Inc.                                       1,100            15
                                                                    -------
                                                                         73
                                                                    -------

HOMEFURNISHING RETAIL--0.1%
Bed Bath & Beyond, Inc.(b)                              1,400            48

HOTELS, RESORTS & CRUISE LINES--0.5%
Carnival Corp.                                          2,100           102

Insight Index Fund

                                                                     VALUE
                                                     SHARES          (000)
                                                   ----------       -------

HOTELS, RESORTS & CRUISE LINES--(CONTINUED)
Hilton Hotels Corp.                                     1,800       $    84
Marriott International, Inc. Class A                    1,600            69
Starwood Hotels & Resorts Worldwide, Inc.               1,000            61
Wyndham Worldwide Corp.                                   840            27
                                                                    -------
                                                                        343
                                                                    -------

HOUSEHOLD APPLIANCES--0.1%
Black & Decker Corp. (The)                                300            25
Snap-On, Inc.                                             300            15
Stanley Works (The)                                       400            22
Whirlpool Corp.                                           400            36
                                                                    -------
                                                                         98
                                                                    -------

HOUSEHOLD PRODUCTS--2.1%
Clorox Co. (The)                                          700            43
Colgate-Palmolive Co.                                   2,400           171
Kimberly-Clark Corp.                                    2,000           140
Procter & Gamble Co. (The)                             14,752         1,038
                                                                    -------
                                                                      1,392
                                                                    -------

HOUSEWARES & SPECIALTIES--0.1%
Fortune Brands, Inc.                                      700            57
Newell Rubbermaid, Inc.                                 1,300            37
                                                                    -------
                                                                         94
                                                                    -------

HUMAN RESOURCES & EMPLOYMENT SERVICES--0.1%
Monster Worldwide, Inc.(b)                                600            20
Robert Half International, Inc.                           900            27
                                                                    -------
                                                                         47
                                                                    -------

HYPERMARKETS & SUPER CENTERS--0.9%
Costco Wholesale Corp.                                  2,100           129
Wal-Mart Stores, Inc.                                  11,300           493
                                                                    -------
                                                                        622
                                                                    -------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.5%
AES Corp. (The)(b)                                      3,100            62
Constellation Energy Group, Inc.                          800            69
Dynegy, Inc. Class A(b)                                 1,973            18
Energy Future Holdings Corp.                            2,200           151
                                                                    -------
                                                                        300
                                                                    -------

INDUSTRIAL CONGLOMERATES--3.8%
3M Co.                                                  3,400           318
General Electric Co.(e)                                48,200         1,995
Textron, Inc.                                           1,200            75



                                                                     VALUE
                                                     SHARES          (000)
                                                   ----------       -------

INDUSTRIAL CONGLOMERATES--(CONTINUED)
Tyco International Ltd.                                 2,300       $   102
                                                                    -------
                                                                      2,490
                                                                    -------

INDUSTRIAL GASES--0.3%
Air Products and Chemicals, Inc.                        1,000            98
Praxair, Inc.                                           1,500           125
                                                                    -------
                                                                        223
                                                                    -------

INDUSTRIAL MACHINERY--0.7%
Danaher Corp.                                           1,100            91
Dover Corp.                                               900            46
Eaton Corp.                                               700            69
Illinois Tool Works, Inc.                               2,000           119
ITT Corp.                                                 900            61
Pall Corp.                                                600            24
Parker Hannifin Corp.                                     500            56
                                                                    -------
                                                                        466
                                                                    -------

INDUSTRIAL REITs--0.1%
ProLogis                                                1,200            80

INSURANCE BROKERS--0.2%
AON Corp.                                               1,400            63
Marsh & McLennan Cos., Inc.                             2,700            69
                                                                    -------
                                                                        132
                                                                    -------

INTEGRATED OIL & GAS--7.1%
Chevron Corp.                                           9,989           935
ConocoPhillips                                          7,600           667
Exxon Mobil Corp.(e)                                   26,400         2,443
Hess Corp.                                              1,300            86
Marathon Oil Corp.                                      3,256           186
Murphy Oil Corp.                                          900            63
Occidental Petroleum Corp.                              3,900           250
                                                                    -------
                                                                      4,630
                                                                    -------

INTEGRATED TELECOMMUNICATION SERVICES--3.1%
AT&T, Inc.                                             28,892         1,223
CenturyTel, Inc.                                          500            23
Citizens Communications Co.                             1,700            24
Embarq Corp.                                              702            39
Qwest Communications International, Inc.(b)             7,700            71
Verizon Communications, Inc.                           13,600           602
Windstream Corp.                                        2,481            35
                                                                    -------
                                                                      2,017
                                                                    -------

INTERNET RETAIL--0.3%
Amazon.com, Inc.(b)                                     1,500           140

Insight Index Fund

                                                                     VALUE
                                                     SHARES          (000)
                                                   ----------       -------

INTERNET RETAIL--(CONTINUED)
IAC/InterActiveCorp.(b)                                 1,000       $    29
                                                                    -------
                                                                        169
                                                                    -------

INTERNET SOFTWARE & SERVICES--1.5%
Akamai Technologies, Inc.(b)(f)                           800            23
eBay, Inc.(b)                                           5,400           211
Google, Inc. Class A(b)                                 1,000           567
VeriSign, Inc.(b)                                       1,100            37
Yahoo!, Inc.(b)                                         5,700           153
                                                                    -------
                                                                        991
                                                                    -------

INVESTMENT BANKING & BROKERAGE--2.1%
Bear Stearns Cos., Inc. (The)                             500            62
Charles Schwab Corp. (The)                              4,400            95
E*TRADE Financial Corp.(b)                              2,000            26
Goldman Sachs Group, Inc. (The)                         1,900           412
Lehman Brothers Holdings, Inc.(f)                       2,500           154
Merrill Lynch & Co., Inc.                               4,100           292
Morgan Stanley                                          5,000           315
                                                                    -------
                                                                      1,356
                                                                    -------

IT CONSULTING & OTHER SERVICES--0.1%
Cognizant Technology Solutions Corp. Class A(b)           700            56
Unisys Corp.(b)                                         1,800            12
                                                                    -------
                                                                         68
                                                                    -------

LEISURE PRODUCTS--0.1%
Brunswick Corp.                                           500            12
Hasbro, Inc.                                              800            22
Mattel, Inc.                                            2,000            47
                                                                    -------
                                                                         81
                                                                    -------

LIFE & HEALTH INSURANCE--1.3%
AFLAC, Inc.                                             2,300           131
Lincoln National Corp.                                  1,330            88
MetLife, Inc.                                           3,500           244
Principal Financial Group, Inc. (The)                   1,300            82
Prudential Financial, Inc.                              2,200           215
Torchmark Corp.                                           500            31
Unum Group                                              1,600            39
                                                                    -------
                                                                        830
                                                                    -------

LIFE SCIENCES TOOLS & SERVICES--0.3%
Applera Corp. - Applied Biosystems Group                  800            28
Millipore Corp.(b)                                        300            23
PerkinElmer, Inc.                                         600            18
Thermo Fisher Scientific, Inc.(b)                       2,000           115



                                                                     VALUE
                                                     SHARES          (000)
                                                   ----------       -------

LIFE SCIENCES TOOLS & SERVICES--(CONTINUED)
Waters Corp.(b)                                           500       $    33
                                                                    -------
                                                                        217
                                                                    -------

MANAGED HEALTH CARE--1.3%
Aetna, Inc.                                             2,400           130
CIGNA Corp.                                             1,400            74
Coventry Health Care, Inc.(b)                             750            47
Humana, Inc.(b)                                           800            56
UnitedHealth Group, Inc.                                6,300           305
WellPoint, Inc.(b)                                      2,900           229
                                                                    -------
                                                                        841
                                                                    -------

METAL & GLASS CONTAINERS--0.1%
Ball Corp.                                                500            27
Pactiv Corp.(b)                                           700            20
                                                                    -------
                                                                         47
                                                                    -------

MOTORCYCLE MANUFACTURERS--0.1%
Harley-Davidson, Inc.                                   1,200            55

MOVIES & ENTERTAINMENT--1.5%
News Corp. Class A                                     10,900           240
Time Warner, Inc.                                      17,700           325
Viacom, Inc. Class B(b)                                 3,250           127
Walt Disney Co. (The)                                   9,200           316
                                                                    -------
                                                                      1,008
                                                                    -------

MULTI-LINE INSURANCE--1.8%
American International Group, Inc.                     12,100           819
Assurant, Inc.                                            500            27
Genworth Financial, Inc. Class A                        2,100            64
Hartford Financial Services Group, Inc. (The)           1,500           139
Loews Corp.                                             2,100           101
                                                                    -------
                                                                      1,150
                                                                    -------

MULTI-SECTOR HOLDINGS--0.1%
Leucadia National Corp.                                   800            39

MULTI-UTILITIES--1.0%
Ameren Corp.                                              900            47
CenterPoint Energy, Inc.                                1,600            26
CMS Energy Corp.                                        1,200            20
Consolidated Edison, Inc.                               1,300            60
Dominion Resources, Inc.                                1,300           110
DTE Energy Co.                                            800            39
Integrys Energy Group, Inc.                               365            19
NiSource, Inc.                                          1,400            27
PG&E Corp.                                              1,700            81

Insight Index Fund

                                                                     VALUE
                                                     SHARES          (000)
                                                   ----------       -------

MULTI-UTILITIES--(CONTINUED)
Public Service Enterprise Group, Inc.                   1,200       $   105
Sempra Energy                                           1,200            70
TECO Energy, Inc.                                       1,100            18
Xcel Energy, Inc.(f)                                    1,900            41
                                                                    -------
                                                                        663
                                                                    -------

OFFICE ELECTRONICS--0.1%
Xerox Corp.(b)                                          4,500            78

OFFICE REITs--0.1%
Boston Properties, Inc.                                   500            52

OFFICE SERVICES & SUPPLIES--0.1%
Avery Dennison Corp.                                      400            23
Pitney Bowes, Inc.                                      1,000            45
                                                                    -------
                                                                         68
                                                                    -------

OIL & GAS DRILLING--0.4%
ENSCO International, Inc.                                 700            39
Noble Corp.                                             1,200            59
Rowan Cos., Inc.                                          500            18
Transocean, Inc.(b)                                     1,300           147
                                                                    -------
                                                                        263
                                                                    -------

OIL & GAS EQUIPMENT & SERVICES--1.0%
Baker Hughes, Inc.                                      1,500           136
BJ Services Co.                                         1,500            40
Halliburton Co.                                         4,400           169
National Oilwell Varco, Inc.(b)                           800           116
Smith International, Inc.                                 900            64
Weatherford International Ltd.(b)                       1,600           107
                                                                    -------
                                                                        632
                                                                    -------

OIL & GAS EXPLORATION & PRODUCTION--1.1%
Anadarko Petroleum Corp.                                2,200           118
Apache Corp.                                            1,600           144
Chesapeake Energy Corp.                                 2,000            71
Devon Energy Corp.                                      2,100           175
EOG Resources, Inc.                                     1,200            87
XTO Energy, Inc.                                        1,800           111
                                                                    -------
                                                                        706
                                                                    -------

OIL & GAS REFINING & MARKETING--0.4%
Sunoco, Inc.                                              600            42
Tesoro Corp.                                              600            28
Valero Energy Corp.                                     2,600           175
                                                                    -------
                                                                        245
                                                                    -------


                                                                     VALUE
                                                     SHARES          (000)
                                                   ----------       -------

OIL & GAS STORAGE & TRANSPORTATION--0.3%
El Paso Corp.                                           3,300       $    56
Spectra Energy Corp.                                    2,950            72
Williams Cos., Inc. (The)                               2,800            96
                                                                    -------
                                                                        224
                                                                    -------

OTHER DIVERSIFIED FINANCIAL SERVICES--4.4%
Bank of America Corp.                                  20,742         1,042
Citigroup, Inc.                                        23,200         1,083
JPMorgan Chase & Co.                                   15,996           733
                                                                    -------
                                                                      2,858
                                                                    -------

PACKAGED FOODS & MEATS--1.2%
Campbell Soup Co.                                       1,100            41
ConAgra Foods, Inc.                                     2,400            63
Dean Foods Co.                                            700            18
General Mills, Inc.                                     1,600            93
Heinz (H.J.) Co.                                        1,500            69
Hershey Co. (The)                                         800            37
Kellogg Co.                                             1,100            62
Kraft Foods, Inc. Class A                               7,435           256
McCormick & Co., Inc.                                     700            25
Sara Lee Corp.                                          3,400            57
Tyson Foods, Inc. Class A                               1,300            23
Wrigley (Wm.) Jr. Co.                                   1,000            64
                                                                    -------
                                                                        808
                                                                    -------

PAPER PACKAGING--0.1%
Bemis Co., Inc.                                           600            18
Sealed Air Corp.                                          800            20
Temple-Inland, Inc.                                       500            26
                                                                    -------
                                                                         64
                                                                    -------

PAPER PRODUCTS--0.1%
International Paper Co.                                 2,000            72
MeadWestvaco Corp.                                        800            23
                                                                    -------
                                                                         95
                                                                    -------

PERSONAL PRODUCTS--0.2%
Avon Products, Inc.                                     2,100            79
Estee Lauder Cos., Inc. (The) Class A                     600            25
                                                                    -------
                                                                        104
                                                                    -------

PHARMACEUTICALS--5.9%
Abbott Laboratories                                     7,300           391
Allergan, Inc.                                          1,400            90
Barr Pharmaceuticals, Inc.(b)                             500            29
Bristol-Myers Squibb Co.                                9,200           265

Insight Index Fund

                                                                     VALUE
                                                     SHARES          (000)
                                                   ----------       -------

PHARMACEUTICALS--(CONTINUED)
Forest Laboratories, Inc.(b)                            1,500       $    56
Johnson & Johnson                                      13,500           887
King Pharmaceuticals, Inc.(b)                           1,300            15
Lilly (Eli) & Co.                                       4,600           262
Merck & Co., Inc.                                      10,100           522
Mylan, Inc.                                             1,100            18
Pfizer, Inc.                                           32,900           804
Schering-Plough Corp.                                   7,000           221
Watson Pharmaceuticals, Inc.(b)                           500            16
Wyeth                                                   6,400           285
                                                                    -------
                                                                      3,861
                                                                    -------

PHOTOGRAPHIC PRODUCTS--0.1%
Eastman Kodak Co.(f)                                    1,300            35

PROPERTY & CASUALTY INSURANCE--1.0%
Allstate Corp. (The)                                    2,900           166
AMBAC Financial Group, Inc.                               500            31
Chubb Corp. (The)                                       1,900           102
Cincinnati Financial Corp.                                804            35
MBIA, Inc.                                                600            37
Progressive Corp. (The)                                 3,500            68
Safeco Corp.                                              500            30
Travelers Cos., Inc. (The)                              3,159           159
                                                                    -------
                                                                        628
                                                                    -------

PUBLISHING--0.3%
Dow Jones & Co., Inc.                                     300            18
Gannett Co., Inc.                                       1,100            48
McGraw-Hill Cos., Inc. (The)                            1,600            81
Meredith Corp.                                            200            12
New York Times Co. (The) Class A(f)                       800            16
Tribune Co.                                               400            11
                                                                    -------
                                                                        186
                                                                    -------

RAILROADS--0.7%
Burlington Northern Santa Fe Corp.                      1,700           138
CSX Corp.                                               2,100            90
Norfolk Southern Corp.                                  1,900            98
Union Pacific Corp.                                     1,300           147
                                                                    -------
                                                                        473
                                                                    -------

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.0%
CB Richard Ellis Group, Inc. Class A(b)                   800            22

REGIONAL BANKS--1.4%
BB&T Corp.                                              2,600           105
Commerce Bancorp, Inc.                                  1,000            39


                                                                     VALUE
                                                     SHARES          (000)
                                                   ----------       -------

REGIONAL BANKS--(CONTINUED)
Fifth Third Bancorp                                     2,500       $    85
First Horizon National Corp.                              500            13
Huntington Bancshares, Inc.                             1,700            29
KeyCorp                                                 1,900            61
M&T Bank Corp.                                            300            31
Marshall & Ilsley Corp.                                 1,200            53
National City Corp.                                     2,700            68
PNC Financial Services Group, Inc. (The)                1,600           109
Regions Financial Corp.                                 3,330            98
SunTrust Banks, Inc.                                    1,700           129
Synovus Financial Corp.                                 1,500            42
Zions Bancorp                                             500            34
                                                                    -------
                                                                        896
                                                                    -------

RESIDENTIAL REITs--0.3%
Apartment Investment & Management Co. Class A             500            23
Archstone-Smith Trust(f)                                1,100            66
AvalonBay Communities, Inc.                               400            47
Equity Residential                                      1,400            59
                                                                    -------
                                                                        195
                                                                    -------

RESTAURANTS--0.8%
Darden Restaurants, Inc.                                  600            25
McDonald's Corp.                                        5,700           311
Starbucks Corp.(b)                                      3,600            94
Wendy's International, Inc.                               500            18
Yum! Brands, Inc.                                       2,400            81
                                                                    -------
                                                                        529
                                                                    -------

RETAIL REITs--0.4%
Developers Diversified Realty Corp.                       600            34
General Growth Properties, Inc.                         1,200            64
Kimco Realty Corp.                                      1,000            45
Simon Property Group, Inc.                              1,000           100
                                                                    -------
                                                                        243
                                                                    -------

SEMICONDUCTOR EQUIPMENT--0.4%
Applied Materials, Inc.                                 6,500           134
KLA-Tencor Corp.                                          900            50
MEMC Electronic Materials, Inc.(b)                      1,100            65
Novellus Systems, Inc.(b)                                 700            19
Teradyne, Inc.(b)                                       1,000            14
                                                                    -------
                                                                        282
                                                                    -------

SEMICONDUCTORS--2.2%
Advanced Micro Devices, Inc.(b)(f)                      2,600            34

Insight Index Fund

                                                                     VALUE
                                                     SHARES          (000)
                                                   ----------       -------

SEMICONDUCTORS--(CONTINUED)
Altera Corp.                                            1,700       $    41
Analog Devices, Inc.                                    1,600            58
Broadcom Corp. Class A(b)                               2,100            77
Intel Corp.                                            27,200           703
Linear Technology Corp.(f)                              1,000            35
LSI Corp.(b)                                            3,400            25
Microchip Technology, Inc.                              1,000            36
Micron Technology, Inc.(b)                              3,600            40
National Semiconductor Corp.                            1,100            30
NVIDIA Corp.(b)                                         2,550            93
Texas Instruments, Inc.                                 6,700           245
Xilinx, Inc.                                            1,500            39
                                                                    -------
                                                                      1,456
                                                                    -------

SOFT DRINKS--1.8%
Coca-Cola Co. (The)                                     9,400           540
Coca-Cola Enterprises, Inc.                             1,300            31
Pepsi Bottling Group, Inc. (The)                          700            26
PepsiCo, Inc.                                           7,600           557
                                                                    -------
                                                                      1,154
                                                                    -------

SPECIALIZED CONSUMER SERVICES--0.0%
Block (H&R), Inc.                                       1,500            32

SPECIALIZED FINANCE--0.4%
CIT Group, Inc.                                           900            36
CME Group, Inc.                                           200           118
IntercontinentalExchange, Inc.(b)                         300            46
Moody's Corp.(f)                                        1,100            55
                                                                    -------
                                                                        255
                                                                    -------

SPECIALIZED REITs--0.2%
Host Hotels & Resorts, Inc.                             2,400            54
Plum Creek Timber Co., Inc.                               800            36
Public Storage, Inc.                                      600            47
                                                                    -------
                                                                        137
                                                                    -------

SPECIALTY CHEMICALS--0.2%
Ecolab, Inc.                                              800            38
International Flavors & Fragrances, Inc.                  400            21
Rohm & Haas Co.(f)                                        700            39
Sigma-Aldrich Corp.                                       600            29
                                                                    -------
                                                                        127
                                                                    -------

SPECIALTY STORES--0.2%
Office Depot, Inc.(b)                                   1,300            27
OfficeMax, Inc.                                           400            14


                                                                     VALUE
                                                     SHARES          (000)
                                                   ----------       -------

SPECIALTY STORES--(CONTINUED)
Staples, Inc.                                           3,400       $    73
Tiffany & Co.                                             600            31
                                                                    -------
                                                                        145
                                                                    -------

STEEL--0.3%
Allegheny Technologies, Inc.                              500            55
Nucor Corp.                                             1,400            83
United States Steel Corp.                                 500            53
                                                                    -------
                                                                        191
                                                                    -------

SYSTEMS SOFTWARE--2.7%
BMC Software, Inc.(b)                                     900            28
CA, Inc.                                                1,893            49
Microsoft Corp.                                        39,400         1,161
Novell, Inc.(b)                                         1,800            14
Oracle Corp.(b)                                        18,533           401
Symantec Corp.(b)                                       4,366            84
                                                                    -------
                                                                      1,737
                                                                    -------

THRIFTS & MORTGAGE FINANCE--1.1%
Countrywide Financial Corp.                             2,900            55
Fannie Mae                                              4,600           280
Freddie Mac                                             3,100           183
Hudson City Bancorp, Inc.                               2,200            34
MGIC Investment Corp.(f)                                  400            13
Sovereign Bancorp, Inc.                                 1,720            29
Washington Mutual, Inc.                                 4,242           150
                                                                    -------
                                                                        744
                                                                    -------

TIRES & RUBBER--0.0%
Goodyear Tire & Rubber Co. (The)(b)                       900            27

TOBACCO--1.2%
Altria Group, Inc.                                      9,800           681
Reynolds American, Inc.                                   800            51
UST, Inc.                                                 800            40
                                                                    -------
                                                                        772
                                                                    -------

TRADING COMPANIES & DISTRIBUTORS--0.0%
Grainger (W.W.), Inc.                                     300            27

TRUCKING--0.0%
Ryder System, Inc.                                        300            15

WIRELESS TELECOMMUNICATION SERVICES--0.6%
Alltel Corp.                                            1,600           111

Insight Index Fund

                                                                     VALUE
                                                     SHARES          (000)
                                                   ----------       -------

WIRELESS TELECOMMUNICATION SERVICES--(CONTINUED)
Sprint Nextel Corp.                                    13,558       $   258
                                                                    -------
                                                                        369

--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $47,047)                                            62,690
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--1.3%

INDUSTRIAL MACHINERY--0.1%
Ingersoll-Rand Co. Ltd. Class A (United States)         1,400            76

OIL & GAS DRILLING--0.1%
Nabors Industries Ltd. (United States)(b)               1,300            40

OIL & GAS EQUIPMENT & SERVICES--0.9%
Schlumberger Ltd. (Netherlands)                         5,500           578

PROPERTY & CASUALTY INSURANCE--0.2%
ACE Ltd. (United States)                                1,500            91
XL Capital Ltd. Class A (United States)                   900            71
                                                                    -------
                                                                        162
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $374)                                                  856
--------------------------------------------------------------------------------

RIGHTS--0.0%

COMPUTER STORAGE & PERIPHERALS--0.0%
Seagate Technology Tax Refund Rights(d)                 8,400             0

--------------------------------------------------------------------------------
TOTAL RIGHTS
(IDENTIFIED COST $0)                                                      0
--------------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--97.2%
(IDENTIFIED COST $47,421)                                            63,546
                                                                    -------

SHORT-TERM INVESTMENTS--4.4%

MONEY MARKET MUTUAL FUNDS--4.0%
AIM STIT-Liquid Assets Portfolio (The) -
 Institutional Shares (seven-day effective
 yield 5.12%)                                         339,604           340


                                                                     VALUE
                                                     SHARES          (000)
                                                   ----------       -------

MONEY MARKET MUTUAL FUNDS--(CONTINUED)
BlackRock Institutional Money Market Trust
 (seven-day effective yield 5.40%)(g)                 952,195       $   952

Dreyfus Cash Management Plus, Inc. -
 Institutional Shares (seven-day effective
 yield 5.16%)                                           4,022             4

Goldman Sachs Financial Square Funds - Money
 Market Fund - Select Shares
 (seven-day effective yield 5.22%)                  1,242,380         1,242

JPMorgan Prime Money Market
 Fund - Institutional Shares (seven-day
 effective yield 5.16%)                                61,808            62
                                                                    -------
                                                                      2,600
                                                                    -------


                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                   ----------       -------

U.S. TREASURY BILLS(h)--0.4%
U.S. Treasury Bill
 4.705% due 11/29/07                                      250           249

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,848)                                              2,849
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--101.6%
(IDENTIFIED COST $50,269)                                            66,395(a)

Other assets and liabilities, net--(1.6)%                            (1,067)
                                                                    -------
NET ASSETS--100.0%                                                  $65,328
                                                                    =======

At September 30, 2007, the Fund had entered into futures contracts as follows (reported in 000's):


                                                   Value of                             Unrealized
                   Expiration       Number of      Contracts     Market Value of       Appreciation
                      Date         Contracts      When Opened       Contracts         (Depreciation)
                   -----------     -----------    -----------    ---------------      --------------
S&P 500(R) Index   December-07          4           $1,498            $1,538                $40

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $18,418 and gross depreciation of $2,293 for federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $50,270.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At September 30, 2007, this security amounted to a value of $0 or 0% of net assets. For acquisition information, see Note 2, "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.
(e)  All or a portion segregated as collateral for futures contracts.
(f)  All or a portion of security is on loan.
(g) Represents security purchased with cash collateral received for securities on loan.
(h)  The rate shown is the discount rate.

Insight Small-Cap Growth Fund

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                   (UNAUDITED)

                                                                     VALUE
                                                     SHARES          (000)
                                                   ----------       -------

DOMESTIC COMMON STOCKS--99.2%

AEROSPACE & DEFENSE--4.1%
Ceradyne, Inc.(b)(d)                                    7,200       $   545
Orbital Sciences Corp.(b)                               4,850           108
Teledyne Technologies, Inc.(b)                          9,000           481
                                                                    -------
                                                                      1,134
                                                                    -------

AIRLINES--2.4%
Republic Airways Holdings, Inc.(b)                     20,950           444
SkyWest, Inc.                                           9,100           229
                                                                    -------
                                                                        673
                                                                    -------

ALUMINUM--1.4%
Century Aluminum Co.(b)                                 7,200           379

APPAREL RETAIL--1.1%
Dress Barn, Inc. (The)(b)(d)                           17,400           296

APPLICATION SOFTWARE--7.8%
ANSYS, Inc.(b)                                          7,140           244
Blackboard, Inc.(b)                                     6,500           298
FactSet Research Systems, Inc.(d)                       6,950           476
Informatica Corp.(b)                                   20,900           328
Nuance Communications, Inc.(b)(d)                      15,300           296
Synchronoss Technologies, Inc.(b)                      12,600           530
                                                                    -------
                                                                      2,172
                                                                    -------

BIOTECHNOLOGY--2.8%
Alkermes, Inc.(b)                                       7,400           136
Cubist Pharmaceuticals, Inc.(b)                         7,400           156
LifeCell Corp.(b)                                       4,200           158
OSI Pharmaceuticals, Inc.(b)                            3,500           119
United Therapeutics Corp.(b)(d)                         3,300           220
                                                                    -------
                                                                        789
                                                                    -------

CASINOS & GAMING--0.8%
Monarch Casino and Resort, Inc.(b)                      7,450           212

COMMERCIAL PRINTING--1.6%
Consolidated Graphics, Inc.(b)                          7,200           452

COMMUNICATIONS EQUIPMENT--1.6%
Polycom, Inc.(b)                                       12,300           331
ViaSat, Inc.(b)                                         3,900           120
                                                                    -------
                                                                        451
                                                                    -------


                                                                     VALUE
                                                     SHARES          (000)
                                                   ----------       -------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--2.6%
Cascade Corp.                                           4,100       $   267
Wabtec Corp.                                           11,750           440
                                                                    -------
                                                                        707
                                                                    -------

CONSUMER FINANCE--0.6%
Advanta Corp. Class B                                   6,150           169

DATA PROCESSING & OUTSOURCED SERVICES--1.1%
Euronet Worldwide, Inc.(b)                             10,600           316

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--1.6%
Advisory Board Co. (The)(b)                             5,000           293
Huron Consulting Group, Inc.(b)                         2,000           145
                                                                    -------
                                                                        438
                                                                    -------

EDUCATION SERVICES--0.6%
DeVry, Inc.                                             4,200           155

FERTILIZERS & AGRICULTURAL CHEMICALS--1.5%
CF Industries Holdings, Inc.                            5,300           402

HEALTH CARE EQUIPMENT--1.1%
Hologic, Inc.(b)                                        5,100           311

HEALTH CARE FACILITIES--1.5%
AmSurg Corp.(b)                                        17,900           413

HEALTH CARE SERVICES--5.2%
Chemed Corp.                                            8,300           516
Inventiv Health, Inc.(b)                               12,650           554
RehabCare Group, Inc.(b)                               10,500           185
Res-Care, Inc.(b)                                       7,500           171
                                                                    -------
                                                                      1,426
                                                                    -------

HEALTH CARE SUPPLIES--1.8%
Immucor, Inc.(b)                                       13,850           495

HOME FURNISHINGS--1.1%
Tempur-Pedic International, Inc.(d)                     8,300           297

HOTELS, RESORTS & CRUISE LINES--1.8%
Ambassadors Group, Inc.                                12,800           488

HUMAN RESOURCES & EMPLOYMENT SERVICES--4.0%
Heidrick & Struggles International, Inc.                6,500           237
Korn/Ferry International(b)                            18,000           297
Resources Connection, Inc.                             10,700           248

Insight Small-Cap Growth Fund


                                                                     VALUE
                                                     SHARES          (000)
                                                   ----------       -------

HUMAN RESOURCES & EMPLOYMENT SERVICES--(CONTINUED)
Watson Wyatt Worldwide, Inc. Class A                    7,000       $   314
                                                                    -------
                                                                      1,096
                                                                    -------

INDUSTRIAL MACHINERY--1.8%
Actuant Corp. Class A                                   1,730           112
Gardner Denver, Inc.(b)                                10,190           398
                                                                    -------
                                                                        510
                                                                    -------

INTEGRATED TELECOMMUNICATION SERVICES--1.1%
NTELOS Holdings Corp.                                  10,000           295

INTERNET RETAIL--0.9%
Nutri/System, Inc.(b)(d)                                5,200           244

INTERNET SOFTWARE & SERVICES--3.8%
DealerTrack Holdings, Inc.(b)                          13,450           563
Vocus, Inc.(b)                                          6,900           202
WebSense, Inc.(b)                                      14,350           283
                                                                    -------
                                                                      1,048
                                                                    -------

INVESTMENT BANKING & BROKERAGE--1.7%
GFI Group, Inc.(b)                                      5,600           482

IT CONSULTING & OTHER SERVICES--1.4%
Acxiom Corp.                                            7,750           153
Perot Systems Corp. Class A(b)                         13,900           235
                                                                    -------
                                                                        388
                                                                    -------

LEISURE FACILITIES--0.8%
Town Sports International Holdings, Inc.(b)            14,900           227

LIFE SCIENCES TOOLS & SERVICES--2.4%
Kendle International, Inc.(b)                           6,600           274
Ventana Medical Systems, Inc.(b)                        4,650           400
                                                                    -------
                                                                        674
                                                                    -------

METAL & GLASS CONTAINERS--1.6%
Greif, Inc. Class A                                     7,200           437

OFFICE SERVICES & SUPPLIES--0.6%
Miller (Herman), Inc.                                   5,650           153

OIL & GAS DRILLING--0.6%
Grey Wolf, Inc.(b)                                     27,500           180

OIL & GAS EQUIPMENT & SERVICES--4.8%
Gulfmark Offshore, Inc.(b)                              4,500           219
NATCO Group, Inc. Class A(b)                            9,950           515
Trico Marine Services, Inc.(b)                          5,900           176
W-H Energy Services, Inc.(b)                            5,800           427
                                                                    -------
                                                                      1,337
                                                                    -------


                                                                     VALUE
                                                     SHARES          (000)
                                                   ----------       -------

OIL & GAS EXPLORATION & PRODUCTION--2.0%
Penn Virginia Corp.                                    12,700       $   559

PERSONAL PRODUCTS--2.2%
Chattem, Inc.(b)(d)                                     4,650           328
Prestige Brands Holdings, Inc.(b)                      25,400           279
                                                                    -------
                                                                        607
                                                                    -------

PHARMACEUTICALS--1.5%
Caraco Pharmaceutical Laboratories Ltd.(b)              8,400           128
Sciele Pharma, Inc.(b)                                  7,800           203
Viropharma, Inc.(b)                                     8,950            80
                                                                    -------
                                                                        411
                                                                    -------

PROPERTY & CASUALTY INSURANCE--3.3%
CNA Surety Corp.(b)                                     6,150           108
Meadowbrook Insurance Group, Inc.(b)                   16,350           147
Navigators Group, Inc. (The)(b)                         8,200           445
Safety Insurance Group, Inc.                            2,700            97
SeaBright Insurance Holdings, Inc.(b)                   6,200           106
                                                                    -------
                                                                        903
                                                                    -------

PUBLISHING--1.7%
Morningstar, Inc.(b)                                    7,600           467

REGIONAL BANKS--1.6%
SVB Financial Group(b)(d)                               9,550           452

RESTAURANTS--1.1%
Buffalo Wild Wings, Inc.(b)                             8,200           309

SEMICONDUCTOR EQUIPMENT--0.5%
Tessera Technologies, Inc.(b)                           3,800           143

SEMICONDUCTORS--4.5%
Amkor Technology, Inc.(b)                              35,350           407
Atheros Communications, Inc.(b)                         3,600           108
Hittite Microwave Corp.(b)                              9,400           415
ON Semiconductor Corp.(b)                              24,900           313
                                                                    -------
                                                                      1,243
                                                                    -------

SOFT DRINKS--1.1%
Hansen Natural Corp.(b)                                 5,300           300

SPECIALIZED CONSUMER SERVICES--2.3%
Sotheby's Holdings, Inc. Class A                       10,600           506
Steiner Leisure Ltd.(b)                                 3,150           137
                                                                    -------
                                                                        643
                                                                    -------

SPECIALIZED FINANCE--1.4%
Financial Federal Corp.                                14,300           401

Insight Small-Cap Growth Fund

                                                                     VALUE
                                                     SHARES          (000)
                                                   ----------       -------

SPECIALIZED REITs--1.3%
Ashford Hospitality Trust, Inc.(d)                     34,900       $   351

STEEL--1.9%
Cleveland-Cliffs, Inc.                                  3,800           334
Quanex Corp.                                            4,300           202
                                                                    -------
                                                                        536
                                                                    -------

SYSTEMS SOFTWARE--2.0%
MICROS Systems, Inc.(b)                                 6,300           410
Radiant Systems, Inc.(b)                                9,100           144
                                                                    -------
                                                                        554
                                                                    -------

TRADING COMPANIES & DISTRIBUTORS--1.2%
NuCo2, Inc.(b)                                         12,800           329
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $24,717)                                            27,454
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.2%
(IDENTIFIED COST $24,717)                                            27,454
                                                                    -------
SHORT-TERM INVESTMENTS--9.6%

MONEY MARKET MUTUAL FUNDS--9.6%
AIM STIT-Liquid Assets Portfolio (The) -
 Institutional Shares (seven-day effective
 yield 5.12%)                                          34,754            35

BlackRock Institutional Money Market Trust
 (seven-day effective yield 5.40%)(c)               2,461,470         2,461

Goldman Sachs Financial Square Funds - Money
 Market Fund - Select Shares (seven-day effective
 yield 5.22%)                                         167,455           167

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,663)                                              2,663
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--108.8%
(IDENTIFIED COST $27,380)                                            30,117(a)

Other assets and liabilities, net--(8.8)%                            (2,428)
                                                                    -------
NET ASSETS--100.0%                                                  $27,689
                                                                    =======


(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,937 and gross depreciation of $1,206 for federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $27,386.
(b)  Non-income producing.
(c) Represents security purchased with cash collateral received for securities on loan.
(d)  All or a portion of security is on loan.

Insight Small-Cap Opportunity Fund

                             SCHEDULE OF INVESTMENT
                               SEPTEMBER 30, 2007
                                  (UNAUDITED)

                                                                    VALUE
                                                     SHARES         (000)
                                                   ----------      --------

DOMESTIC COMMON STOCKS--95.1%

AEROSPACE & DEFENSE--3.2%
Ceradyne, Inc.(b)                                      73,050      $  5,533
Teledyne Technologies, Inc.(b)                         48,670         2,598
                                                                   --------
                                                                      8,131
                                                                   --------

AIR FREIGHT & LOGISTICS--0.4%
Park-Ohio Holdings Corp.(b)                            38,700         1,004

APPAREL RETAIL--2.1%
Aeropostale, Inc.(b)                                  158,950         3,030
Dress Barn, Inc. (The)(b)                             125,650         2,137
                                                                   --------
                                                                      5,167
                                                                   --------

APPAREL, ACCESSORIES & LUXURY GOODS--2.3%
G-III Apparel Group Ltd.(b)                            53,130         1,046
Phillips-Van Heusen Corp.                              89,460         4,695
                                                                   --------
                                                                      5,741
                                                                   --------

APPLICATION SOFTWARE--1.9%
American Software, Inc. Class A                       115,000         1,058
SPSS, Inc.(b)                                          53,900         2,217
Verint Systems, Inc.(b)                                57,600         1,498
                                                                   --------
                                                                      4,773
                                                                   --------

AUTO PARTS & EQUIPMENT--1.1%
Aftermarket Technology Corp.(b)                        43,550         1,382
ArvinMeritor, Inc.                                     78,950         1,328
                                                                   --------
                                                                      2,710
                                                                   --------

BROADCASTING & CABLE TV--0.4%
Lin TV Corp. Class A(b)                                83,450         1,086

CATALOG RETAIL--1.6%
Systemax, Inc.(e)                                     202,100         4,131

COAL & CONSUMABLE FUELS--0.9%
USEC, Inc.(b)(e)                                      217,650         2,231

COMMODITY CHEMICALS--0.8%
Koppers Holdings, Inc.                                 50,250         1,940

COMMUNICATIONS EQUIPMENT--2.0%
Blue Coat Systems, Inc.(b)                             63,950         5,037

CONSTRUCTION & ENGINEERING--1.7%
Perini Corp.(b)                                        77,600         4,340


                                                                    VALUE
                                                     SHARES         (000)
                                                   ----------      --------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--2.0%
Wabtec Corp.                                          132,950      $  4,980

DEPARTMENT STORES--1.0%
Bon-Ton Stores, Inc. (The)                            108,850         2,473

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.6%
Cornell Cos., Inc.(b)                                  60,600         1,427

DIVERSIFIED REITs--0.8%
Colonial Properties Trust                              57,400         1,969

ELECTRIC UTILITIES--2.2%
Cleco Corp.                                           108,280         2,736
El Paso Electric Co.(b)                               122,300         2,829
                                                                   --------
                                                                      5,565
                                                                   --------

ELECTRICAL COMPONENTS & EQUIPMENT--1.4%
Genlyte Group, Inc. (The)(b)                           18,240         1,172
Woodward Governor Co.                                  37,740         2,355
                                                                   --------
                                                                      3,527
                                                                   --------

ELECTRONIC EQUIPMENT MANUFACTURERS--1.6%
Itron, Inc.(b)(e)                                      42,150         3,923

ELECTRONIC MANUFACTURING SERVICES--0.8%
Methode Electronics, Inc.                             132,750         1,998

ENVIRONMENTAL & FACILITIES SERVICES--0.5%
Waste Connections, Inc.(b)(e)                          42,600         1,353

FERTILIZERS & AGRICULTURAL CHEMICALS--2.3%
CF Industries Holdings, Inc.                           27,400         2,080
Terra Industries, Inc.(b)                             120,800         3,776
                                                                   --------
                                                                      5,856
                                                                   --------

FOOD DISTRIBUTORS--1.0%
Spartan Stores, Inc.                                  110,150         2,482

FOOD RETAIL--1.1%
Ingles Markets, Inc. Class A                           41,300         1,184
Pantry, Inc. (The)(b)                                  56,430         1,446
                                                                   --------
                                                                      2,630
                                                                   --------

GAS UTILITIES--0.3%
Atmos Energy Corp.                                     27,980           792

HEALTH CARE EQUIPMENT--1.5%
Hologic, Inc.(b)(e)                                    43,830         2,674

Insight Small-Cap Opportunity Fund

                                                                    VALUE
                                                     SHARES         (000)
                                                   ----------      --------

HEALTH CARE EQUIPMENT--(CONTINUED)
IRIS International, Inc.(b)                            59,600      $  1,144
                                                                   --------
                                                                      3,818
                                                                   --------

HEALTH CARE FACILITIES--2.0%
AmSurg Corp.(b)                                        71,100         1,640
Psychiatric Solutions, Inc.(b)                         85,320         3,352
                                                                   --------
                                                                      4,992
                                                                   --------

HEALTH CARE SERVICES--3.3%
Apria Healthcare Group, Inc.(b)(e)                     55,300         1,438
Emergency Medical Services Corp.(b)(e)                 71,000         2,148
Inventiv Health, Inc.(b)                              108,640         4,761
                                                                   --------
                                                                      8,347
                                                                   --------

HUMAN RESOURCES & EMPLOYMENT SERVICES--1.2%
Resources Connection, Inc.                             57,950         1,342
Volt Information Sciences, Inc.(b)                     87,425         1,542
                                                                   --------
                                                                      2,884
                                                                   --------

INDUSTRIAL MACHINERY--1.5%
Gardner Denver, Inc.(b)                                95,340         3,718

INTEGRATED TELECOMMUNICATION SERVICES--1.5%
Cincinnati Bell, Inc.(b)                              616,350         3,045
General Communication, Inc. Class A(b)                 66,100           802
                                                                   --------
                                                                      3,847
                                                                   --------

INTERNET RETAIL--0.5%
FTD Group, Inc.                                        76,450         1,138

INTERNET SOFTWARE & SERVICES--3.9%
Digital River, Inc.(b)                                 63,620         2,847
j2 Global Communications, Inc.(b)                     109,040         3,569
WebSense, Inc.(b)                                     163,300         3,222
                                                                   --------
                                                                      9,638
                                                                   --------

INVESTMENT BANKING & BROKERAGE--1.2%
SWS Group, Inc.                                       165,850         2,934

IT CONSULTING & OTHER SERVICES--1.4%
Perot Systems Corp. Class A(b)                        201,800         3,412

LIFE SCIENCES TOOLS & SERVICES--1.7%
Parexel International Corp.(b)                         37,200         1,535
Ventana Medical Systems, Inc.(b)                       31,040         2,667
                                                                   --------
                                                                      4,202
                                                                   --------

MARINE--1.6%
Genco Shipping & Trading Ltd.(e)                       62,290         4,082


                                                                    VALUE
                                                     SHARES         (000)
                                                   ----------      --------

METAL & GLASS CONTAINERS--2.6%
Greif, Inc. Class A                                    46,200      $  2,803
Silgan Holdings, Inc.                                  67,340         3,620
                                                                   --------
                                                                      6,423
                                                                   --------

OIL & GAS DRILLING--2.3%
Grey Wolf, Inc.(b)                                    424,810         2,782
Parker Drilling Co.(b)                                367,570         2,985
                                                                   --------
                                                                      5,767
                                                                   --------

OIL & GAS EQUIPMENT & SERVICES--3.6%
Dawson Geophysical Co.(b)                              63,900         4,953
Exterran Holdings, Inc.(b)                             22,700         1,824
Trico Marine Services, Inc.(b)                         76,360         2,275
                                                                   --------
                                                                      9,052
                                                                   --------

OIL & GAS REFINING & MARKETING--1.3%
Western Refining, Inc.                                 82,870         3,363

PACKAGED FOODS & MEATS--0.3%
Cal-Maine Foods, Inc.                                  33,775           852

PAPER PACKAGING--0.9%
Rock-Tenn Co. Class A                                  79,350         2,293

PAPER PRODUCTS--1.0%
Buckeye Technologies, Inc.(b)                         168,640         2,553

PERSONAL PRODUCTS--0.5%
Elizabeth Arden, Inc.(b)                               46,750         1,260

PHARMACEUTICALS--1.8%
Bradley Pharmaceuticals, Inc.(b)                      110,200         2,005
KV Pharmaceutical Co. Class A(b)                       86,950         2,487
                                                                   --------
                                                                      4,492
                                                                   --------

PROPERTY & CASUALTY INSURANCE--4.6%
Amtrust Financial Services, Inc.                      160,300         2,432
Argo Group International Holdings Ltd.(b)              42,195         1,836
RLI Corp.                                              59,350         3,366
Safety Insurance Group, Inc.                           54,080         1,943
Zenith National Insurance Corp.                        41,450         1,861
                                                                   --------
                                                                     11,438
                                                                   --------

RAILROADS--0.6%
Genesee & Wyoming, Inc. Class A(b)                     48,320         1,394

REGIONAL BANKS--4.8%
Central Pacific Financial Corp.                        52,350         1,529
East West Bancorp, Inc.                                46,580         1,675
First Citizens BancShares, Inc. Class A                 6,670         1,163

Insight Small-Cap Opportunity Fund

                                                                    VALUE
                                                     SHARES         (000)
                                                   ----------      --------

REGIONAL BANKS--(CONTINUED)
Southwest Bancorp, Inc.                                75,690      $  1,425
SVB Financial Group(b)(e)                              93,800         4,442
Texas Capital Bancshares, Inc.(b)                      50,250         1,092
Wilshire Bancorp, Inc.                                 53,800           590
                                                                   --------
                                                                     11,916
                                                                   --------

RESIDENTIAL REITs--1.7%
Equity Lifestyle Properties, Inc.                      81,400         4,217

RESTAURANTS--1.7%
Jack in the Box, Inc.(b)                               64,660         4,193

SEMICONDUCTOR EQUIPMENT--1.8%
ASE Test Ltd.(b)                                      163,390         2,348
Kulicke and Soffa Industries, Inc.(b)                 135,800         1,152
Photronics, Inc.(b)                                    77,600           885
                                                                   --------
                                                                      4,385
                                                                   --------

SEMICONDUCTORS--2.5%
Amkor Technology, Inc.(b)                             379,200         4,368
Silicon Image, Inc.(b)                                352,700         1,817
                                                                   --------
                                                                      6,185
                                                                   --------

SPECIALIZED CONSUMER SERVICES--0.7%
CPI Corp.                                              44,350         1,708

SPECIALIZED FINANCE--0.6%
Asta Funding, Inc.(e)                                  41,110         1,575

SPECIALIZED REITs--0.7%
Ashford Hospitality Trust, Inc.                       185,440         1,864

SPECIALTY CHEMICALS--2.9%
Innospec, Inc.                                         65,200         1,485
OM Group, Inc.(b)                                      50,130         2,648
Rockwood Holdings, Inc.(b)                             87,920         3,150
                                                                   --------
                                                                      7,283
                                                                   --------

TRADING COMPANIES & DISTRIBUTORS--0.6%
Rush Enterprises, Inc. Class A(b)                      64,100         1,625

TRUCKING--1.0%
Dollar Thrifty Automotive Group, Inc.(b)               73,160         2,538


                                                                    VALUE
                                                     SHARES         (000)
                                                   ----------      --------

WIRELESS TELECOMMUNICATION SERVICES--1.3%
Rural Cellular Corp. Class A(b)                        77,650      $  3,378

--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $225,207)                                          238,032
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--2.6%

INTEGRATED TELECOMMUNICATION SERVICES--2.0%
Golden Telecom, Inc. (Russia)(e)                       63,000         5,071

PHARMACEUTICALS--0.6%
Aspreva Pharmaceuticals Corp. (Canada)(b)(e)           72,390         1,485

--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $4,553)                                              6,556
--------------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--97.7%
(IDENTIFIED COST $229,760)                                          244,588
                                                                   --------
SHORT-TERM INVESTMENTS--11.4%

MONEY MARKET MUTUAL FUNDS--11.4%
AIM STIT-Liquid Assets Portfolio (The) -
 Institutional Shares (seven-day effective
 yield 5.12%)                                               1            --(f)

BlackRock Institutional Money Market Trust
 (seven-day effective yield 5.40%)(d)              27,496,554        27,497

Dreyfus Cash Management Plus, Inc. -
 Institutional Shares (seven-day effective
 yield 5.16%)                                               4            --(f)

Goldman Sachs Financial Square Funds - Money
 Market Fund - Select Shares (seven-day effective
 yield 5.22%)                                         917,965           918

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $28,415)                                            28,415
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--109.1%
(IDENTIFIED COST $258,175)                                          273,003(a)

Other assets and liabilities, net--(9.1)%                           (22,805)
                                                                   --------
NET ASSETS--100.0%                                                 $250,198
                                                                   ========

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $39,645 and gross depreciation of $25,225 or federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $258,583.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.
(d) Represents security purchased with cash collateral received for securities on loan.
(e)  All or a portion of security is on loan.
(f)  Amount is less than $1,000.

Insight Small-Cap Value Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                  (UNAUDITED)

                                                                    VALUE
                                                     SHARES         (000)
                                                   ----------      --------

DOMESTIC COMMON STOCKS--94.1%

ALTERNATIVE CARRIERS--1.0%
Premiere Global Services, Inc.(b)                     160,400      $  2,029

APPAREL, ACCESSORIES & LUXURY GOODS--3.2%
Perry Ellis International, Inc.(b)                     68,650         1,902
UniFirst Corp.                                         27,650         1,036
Warnaco Group, Inc. (The)(b)                           87,400         3,415
                                                                   --------
                                                                      6,353
                                                                   --------

AUTO PARTS & EQUIPMENT--3.5%
Aftermarket Technology Corp.(b)                        77,750         2,468
Modine Manufacturing Co.                               62,000         1,650
Tenneco, Inc.(b)                                       90,970         2,821
                                                                   --------
                                                                      6,939
                                                                   --------

BROADCASTING & CABLE TV--2.5%
Lin TV Corp. Class A(b)                                97,400         1,267
Mediacom Communications Corp. Class A(b)              210,750         1,486
Sinclair Broadcast Group, Inc. Class A                184,550         2,222
                                                                   --------
                                                                      4,975
                                                                   --------

COAL & CONSUMABLE FUELS--0.5%
USEC, Inc.(b)(e)                                       94,250           966

COMMERCIAL PRINTING--0.8%
Deluxe Corp.                                           41,100         1,514

COMMODITY CHEMICALS--2.4%
Koppers Holdings, Inc.                                 71,300         2,753
Spartech Corp.                                        117,950         2,012
                                                                   --------
                                                                      4,765
                                                                   --------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.6%
Accuride Corp.(b)                                      94,000         1,138

CONSUMER FINANCE--0.8%
Advance America Cash Advance Centers, Inc.            142,200         1,517

DATA PROCESSING & OUTSOURCED SERVICES--0.5%
InfoUSA, Inc.                                         103,350           960

DISTRIBUTORS--0.8%
Core-Mark Holding Co., Inc.(b)                         43,500         1,532

ELECTRIC UTILITIES--1.9%
El Paso Electric Co.(b)                               110,000         2,544


                                                                    VALUE
                                                     SHARES         (000)
                                                   ----------      --------

ELECTRIC UTILITIES--(CONTINUED)
Portland General Electric Co.                          43,300      $  1,204
                                                                   --------
                                                                      3,748
                                                                   --------

ELECTRICAL COMPONENTS & EQUIPMENT--2.6%
Acuity Brands, Inc.                                    37,550         1,895
Woodward Governor Co.                                  52,900         3,301
                                                                   --------
                                                                      5,196
                                                                   --------

ELECTRONIC EQUIPMENT MANUFACTURERS--2.7%
Littelfuse, Inc.(b)                                    80,700         2,880
Technitrol, Inc.                                       94,250         2,540
                                                                   --------
                                                                      5,420
                                                                   --------

ELECTRONIC MANUFACTURING SERVICES--1.9%
Methode Electronics, Inc.                             153,850         2,315
Nam Tai Electronics, Inc.                             115,300         1,451
                                                                   --------
                                                                      3,766
                                                                   --------

ENVIRONMENTAL & FACILITIES SERVICES--1.2%
Waste Connections, Inc.(b)                             44,650         1,418
Waste Industries USA, Inc.                             36,200         1,036
                                                                   --------
                                                                      2,454
                                                                   --------

FOOD RETAIL--0.5%
Ingles Markets, Inc. Class A                           37,150         1,065

GAS UTILITIES--1.1%
Laclede Group, Inc. (The)                              26,750           864
Southwest Gas Corp.                                    49,750         1,407
                                                                   --------
                                                                      2,271
                                                                   --------

HEALTH CARE EQUIPMENT--0.4%
CONMED Corp.(b)                                        31,250           875

HEALTH CARE FACILITIES--2.1%
AmSurg Corp.(b)                                       122,050         2,816
MedCath Corp.(b)                                       50,550         1,388
                                                                   --------
                                                                      4,204
                                                                   --------

HEALTH CARE SERVICES--3.4%
Alliance Imaging, Inc.(b)                             176,400         1,598
Apria Healthcare Group, Inc.(b)(e)                     63,000         1,639
Emergency Medical Services Corp.(b)(e)                 38,750         1,172
RehabCare Group, Inc.(b)                               70,600         1,242

Insight Small-Cap Value Fund

                                                                    VALUE
                                                     SHARES         (000)
                                                   ----------      --------

HEALTH CARE SERVICES--(CONTINUED)
Res-Care, Inc.(b)                                      45,200      $  1,032
                                                                   --------
                                                                      6,683
                                                                   --------

HOTELS, RESORTS & CRUISE LINES--0.3%
Interstate Hotels & Resorts, Inc.(b)                  114,250           520

HOUSEHOLD APPLIANCES--0.8%
Helen of Troy Ltd.(b)                                  79,100         1,527

HOUSEWARES & SPECIALTIES--0.9%
Blyth, Inc.                                            48,300           988
CSS Industries, Inc.                                   23,650           850
                                                                   --------
                                                                      1,838
                                                                   --------

HUMAN RESOURCES & EMPLOYMENT SERVICES--0.5%
Labor Ready, Inc.(b)                                   54,500         1,009

HYPERMARKETS & SUPER CENTERS--1.4%
BJ's Wholesale Club, Inc.(b)                           81,100         2,689

INDUSTRIAL CONGLOMERATES--1.0%
Tredegar Corp.                                        113,250         1,954

INDUSTRIAL GASES--1.5%
Airgas, Inc.                                           58,000         2,995

INDUSTRIAL MACHINERY--0.8%
Columbus McKinnon Corp.(b)                             64,000         1,593

INTEGRATED TELECOMMUNICATION SERVICES--2.0%
Cincinnati Bell, Inc.(b)                              208,350         1,029
Consolidated Communications Holdings, Inc.             50,500           990
General Communication, Inc. Class A(b)                 63,700           774
NTELOS Holdings Corp.                                  40,450         1,192
                                                                   --------
                                                                      3,985
                                                                   --------

IT CONSULTING & OTHER SERVICES--1.5%
CIBER, Inc.(b)                                        158,550         1,238
SYKES Enterprises, Inc.(b)                            105,000         1,744
                                                                   --------
                                                                      2,982
                                                                   --------

LEISURE PRODUCTS--0.9%
RC2 Corp.(b)                                           63,550         1,760

MARINE--0.7%
Horizon Lines, Inc. Class A(e)                         48,500         1,481

METAL & GLASS CONTAINERS--1.7%
AEP Industries, Inc.(b)                                13,200           559
Silgan Holdings, Inc.                                  52,800         2,838
                                                                   --------
                                                                      3,397
                                                                   --------


                                                                    VALUE
                                                     SHARES         (000)
                                                   ----------      --------
MULTI-LINE INSURANCE--1.3%
Horace Mann Educators Corp.                           130,700      $  2,576

OFFICE REITs--1.2%
PS Business Parks, Inc.                                40,750         2,317

OFFICE SERVICES & SUPPLIES--0.5%
Knoll, Inc.                                            53,550           950

OIL & GAS DRILLING--2.2%
Grey Wolf, Inc.(b)                                    355,200         2,326
Parker Drilling Co.(b)                                243,700         1,979
                                                                   --------
                                                                      4,305
                                                                   --------

OIL & GAS EQUIPMENT & SERVICES--3.0%
Exterran Holdings, Inc.(b)                             29,300         2,354
Hornbeck Offshore Services, Inc.(b)                    70,950         2,604
SEACOR Holdings, Inc.(b)                               10,200           970
                                                                   --------
                                                                      5,928
                                                                   --------

OIL & GAS EXPLORATION & PRODUCTION--1.5%
Bois d'Arc Energy, Inc.(b)                             60,600         1,162
Penn Virginia Corp.                                    42,250         1,858
                                                                   --------
                                                                      3,020
                                                                   --------

OIL & GAS REFINING & MARKETING--0.9%
Western Refining, Inc.                                 42,950         1,743

OIL & GAS STORAGE & TRANSPORTATION--1.4%
Overseas Shipholding Group, Inc.                       36,300         2,789

PAPER PACKAGING--1.6%
Rock-Tenn Co. Class A                                 107,850         3,117

PAPER PRODUCTS--1.2%
Buckeye Technologies, Inc.(b)                         160,900         2,436

PERSONAL PRODUCTS--0.6%
Prestige Brands Holdings, Inc.(b)                     106,900         1,174

PROPERTY & CASUALTY INSURANCE--3.3%
American Physicians Capital, Inc.                      25,500           993
Navigators Group, Inc. (The)(b)                        42,950         2,330
RLI Corp.                                              43,650         2,476
SeaBright Insurance Holdings, Inc.(b)                  49,450           844
                                                                   --------
                                                                      6,643
                                                                   --------

PUBLISHING--1.9%
Belo Corp. Class A                                    163,750         2,843
Journal Communications, Inc. Class A                   98,250           931
                                                                   --------
                                                                      3,774
                                                                   --------

Insight Small-Cap Value Fund

                                                                    VALUE
                                                     SHARES         (000)
                                                   ----------      --------

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.7%
Jones Lang LaSalle, Inc.                               13,500      $  1,387

REGIONAL BANKS--9.1%
AMCORE Financial, Inc.                                 33,500           835
BancorpSouth, Inc.                                     58,750         1,428
Central Pacific Financial Corp.                        36,650         1,070
Chemical Financial Corp.                               30,150           731
City Holding Co.                                       34,000         1,238
Hanmi Financial Corp.                                 106,050         1,643
Independent Bank Corp.                                 55,650         1,653
Nara Bancorp, Inc.                                     60,350           943
SVB Financial Group(b)(e)                              33,500         1,586
Texas Capital Bancshares, Inc.(b)                      86,450         1,879
Trustmark Corp.                                        92,750         2,601
UMB Financial Corp.                                    22,750           975
United Bankshares, Inc.                                50,850         1,548
                                                                   --------
                                                                     18,130
                                                                   --------

REINSURANCE--1.3%
Max Re Capital Group Ltd.                              89,650         2,514

RESTAURANTS--0.5%
Bob Evans Farms, Inc.                                  32,250           973

RETAIL REITs--1.1%
Ramco-Gershenson Properties Trust                      71,050         2,220

SEMICONDUCTORS--1.1%
AMIS Holdings, Inc.(b)                                152,050         1,476
Silicon Storage Technology, Inc.(b)                   189,400           610
                                                                   --------
                                                                      2,086
                                                                   --------

SOFT DRINKS--0.4%
Coca-Cola Bottling Co. Consolidated                    14,350           865

SPECIALIZED CONSUMER SERVICES--0.4%
Stewart Enterprises, Inc. Class A                     111,850           852

SPECIALIZED FINANCE--0.3%
Asset Acceptance Capital Corp.                         58,950           684

SPECIALIZED REITs--2.2%
FelCor Lodging Trust, Inc.                             83,450         1,663
Potlatch Corp.                                         58,500         2,634
                                                                   --------
                                                                      4,297
                                                                   --------

SPECIALTY CHEMICALS--2.6%
Rockwood Holdings, Inc.(b)                            103,600         3,712
Sensient Technologies Corp.                            52,500         1,516
                                                                   --------
                                                                      5,228
                                                                   --------


                                                                    VALUE
                                                    SHARES          (000)
                                                   ----------      --------

STEEL--1.4%
Quanex Corp.                                           57,850      $  2,718

TECHNOLOGY DISTRIBUTORS--1.2%
Tech Data Corp.(b)                                     60,250         2,417

THRIFTS & MORTGAGE FINANCE--1.0%
First Niagara Financial Group, Inc.                   134,850         1,908

TRUCKING--0.6%
Dollar Thrifty Automotive Group, Inc.(b)               33,435         1,160

WIRELESS TELECOMMUNICATION SERVICES--1.2%
Syniverse Holdings, Inc.(b)                           154,800         2,461
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $187,670)                                          186,772
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--4.6%

COMPUTER STORAGE & PERIPHERALS--0.5%
Xyratex Ltd. (United States)(b)                        55,000         1,055

MARINE--0.7%
Knightsbridge Tankers Ltd. (Bermuda)(e)                47,250         1,271

PROPERTY & CASUALTY INSURANCE--1.7%
Aspen Insurance Holdings Ltd. (United States)          89,550         2,500
United America Indemnity Ltd. Class A (United
  States)(b)                                           43,200           929
                                                                   --------
                                                                      3,429
                                                                   --------

REINSURANCE--1.7%
Platinum Underwriters Holdings Ltd. (United
  States)                                              92,200         3,315
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $9,208)                                              9,070
--------------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--98.7%
(IDENTIFIED COST $196,878)                                          195,842
                                                                   --------

SHORT-TERM INVESTMENTS--4.9%

MONEY MARKET MUTUAL FUNDS--4.9%
AIM STIT-Liquid Assets Portfolio (The) -
 Institutional Shares (seven-day effective
 yield 5.12%)                                         978,583           979

BlackRock Institutional Money Market Trust
 (seven-day effective yield 5.40%)(d)               6,764,510         6,765

Goldman Sachs Financial Square Funds - Money
 Market Fund - Select Shares (seven-day
 effective yield 5.22%)                             2,011,632         2,012

Insight Small-Cap Value Fund

                                                                     VALUE
                                                                     (000)
                                                                   --------

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $9,756)                                              9,756
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--103.6%
(IDENTIFIED COST $206,634)                                          205,598(a)

Other assets and liabilities, net--(3.6)%                            (7,076)
                                                                   --------
NET ASSETS--100.0%                                                 $198,522
                                                                   ========


(a) Federal Income Tax Information (reported in 000's): Net unrealized depreciation of investment securities is comprised of gross appreciation of $17,712 and gross depreciation of $19,039 for federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $206,925.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d) Represents security purchased with cash collateral received for securities on loan.
(e)  All or a portion of security is on loan.

Insight Bond Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                  (UNAUDITED)


                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                   ----------      --------

U.S. GOVERNMENT SECURITIES--19.0%

U.S. TREASURY NOTES--18.1%
U.S. Treasury Note
 4.875% due 5/15/09(h)                             $   23,125      $ 23,456
 4.875% due 6/30/12(h)                                  4,080         4,194
 4.750% due 8/15/17                                       400           405
                                                                   --------
                                                                     28,055
                                                                   --------

U.S. TREASURY BONDS--0.9%
U.S. Treasury Bond
 6.250% due 8/15/23                                     1,155         1,327
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $29,038)                                            29,382
--------------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--27.6%

FNMA
 5.000% due 2/1/37                                     16,564        15,804
 5.500% due 2/1/37                                     12,518        12,262
 5.000% due 3/1/37                                     15,290        14,584
--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(Identified Cost $43,353)                                            42,650
--------------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--28.9%

AEROSPACE & DEFENSE--0.8%
Honeywell International, Inc.
 5.625% due 8/1/12                                        435           443
L-3 Communications Corp.
 5.875% due 1/15/15                                       190           184
United Technologies Corp.
 4.875% due 5/1/15                                        640           616
                                                                   --------
                                                                      1,243
                                                                   --------

APPAREL, ACCESSORIES & LUXURY GOODS--0.1%
Levi Strauss & Co.
 9.750% due 1/15/15                                       100           105

APPLICATION SOFTWARE--0.2%
Intuit, Inc.
 5.750% due 3/15/17                                       295           282


                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                   ----------      --------

ASSET MANAGEMENT & CUSTODY BANKS--0.2%
Janus Capital Group, Inc.
 6.250% due 6/15/12                                $      235      $    238

AUTOMOBILE MANUFACTURERS--0.3%
Daimler Finance NA LLC
 5.750% due 9/8/11                                        425           429

AUTOMOTIVE RETAIL--0.2%
Hertz Corp.
 8.875% due 1/1/14                                        240           248

BROADCASTING & CABLE TV--0.6%
Charter Communications Holdings I LLC
 11.750% due 5/15/14(c) (h)                                85            79
EchoStar DBS Corp.
 7.125% due 2/1/16                                        190           196
Time Warner Cable, Inc. 144A
 5.850% due 5/1/17(b)                                     685           666
United Artists Theatre Circuit, Inc. Series BD-1
 9.300% due 7/1/15(e)                                      20            20
                                                                   --------
                                                                        961
                                                                   --------

BUILDING PRODUCTS--0.2%
Gibraltar Industries, Inc. Series B
 8.000% due 12/1/15                                       150           142
Goodman Global Holdings, Inc.
 7.875% due 12/15/12                                      165           163
                                                                   --------
                                                                        305
                                                                   --------

CASINOS & GAMING--0.3%
American Real Estate Partners LP/American
 Real Estate Finance Corp.
 7.125% due 2/15/13                                       150           144
MGM MIRAGE
 6.750% due 9/1/12                                        180           178
OED Corp./Diamond Jo LLC
 8.750% due 4/15/12                                       100           100
                                                                   --------
                                                                        422
                                                                   --------

COAL & CONSUMABLE FUELS--0.1%
Arch Western Finance LLC
 6.750% due 7/1/13                                        190           187

Insight Bond Fund

                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                   ----------      --------

COMMERCIAL PRINTING--0.3%
Donnelley (R.R.) & Sons Co.
 5.625% due 1/15/12                                $      205      $    207
 6.125% due 1/15/17                                       205           204
                                                                   --------
                                                                        411
                                                                   --------

COMMODITY CHEMICALS--0.0%
Lyondell Chemical Co.
 6.875% due 6/15/17                                        55            60

COMMUNICATIONS EQUIPMENT--1.6%
Cisco Systems, Inc.
 5.575% due 2/20/09(c)                                  1,640         1,637
 5.500% due 2/22/16                                       745           740
Dycom Industries, Inc.
 8.125% due 10/15/15                                       60            61
                                                                   --------
                                                                      2,438
                                                                   --------

CONSTRUCTION MATERIALS--0.1%
Momentive Performance Materials, Inc. 144A
 9.750% due 12/1/14(b)                                     95            94

CONSUMER FINANCE--2.2%
American Express Co.
 6.150% due 8/28/17                                       275           277
American General Finance Corp.
 5.400% due 12/1/15                                       910           871
 6.500% due 9/15/17                                       310           314
Capital One Financial Corp.
 5.700% due 9/15/11                                       405           406
 6.150% due 9/1/16                                        470           458
Ford Motor Credit Co. LLC
 7.000% due 10/1/13                                        65            59
GMAC LLC
 6.750% due 12/1/14                                       325           295
Residential Capital LLC
 7.375% due 6/30/10                                       530           440
 7.500% due 4/17/13                                       360           291
                                                                   --------
                                                                      3,411
                                                                   --------

DEPARTMENT STORES--0.0%
Bon-Ton Stores, Inc. (The)
 10.250% due 3/15/14(h)                                    80            75

DIVERSIFIED BANKS--0.4%
Wells Fargo & Co.
 5.125% due 9/15/16                                       655           630


                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                   ----------      --------

DIVERSIFIED CAPITAL MARKETS--0.3%
UBS Preferred Funding Trust V Series 1
 6.243% due 5/29/49(c)                             $      455      $    448

DIVERSIFIED CHEMICALS--0.0%
Huntsman International LLC
 7.875% due 11/15/14                                       30            32
 7.375% due 1/1/15                                         30            32
                                                                   --------
                                                                         64
                                                                   --------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.3%
FTI Consulting, Inc.
 7.750% due 10/1/16                                        80            83
Harland Clarke Holdings Corp.
 9.500% due 5/15/15                                        75            68
 10.308% due 5/15/15(c)                                    85            76
International Lease Finance Corp.
 5.625% due 9/20/13                                       240           238
                                                                   --------
                                                                        465
                                                                   --------

DIVERSIFIED METALS & MINING--0.1%
Freeport-McMoRan Copper & Gold, Inc. (Indonesia)
 8.375% due 4/1/17(d)                                     190           208

ELECTRIC UTILITIES--1.5%
Appalachian Power Co.
 5.550% due 4/1/11                                        525           524
Bruce Mansfield Unit 12 144A
 6.850% due 6/1/34(b)                                     600           612
Commonwealth Edison Co.
 6.150% due 9/15/17                                       195           196
Florida Power Corp.
 6.650% due 7/15/11                                       610           638
Nevada Power Co. Series R
 6.750% due 7/1/37                                        180           182
Reliant Energy, Inc.
 6.750% due 12/15/14                                      220           223
                                                                   --------
                                                                      2,375
                                                                   --------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.1%
Tronox Worldwide LLC/Tronox Finance Corp.
 9.500% due 12/1/12                                       120           120

FOOD RETAIL--0.5%
Safeway, Inc.
 6.500% due 3/1/11                                        805           842

Insight Bond Fund

                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                   ----------      --------

GAS UTILITIES--0.2%
Atmos Energy Corp.
 6.350% due 6/15/17                                $      355      $    361

HEALTH CARE DISTRIBUTORS--0.1%
McKesson Corp.
 5.250% due 3/1/13                                        190           188

HEALTH CARE FACILITIES--0.2%
Community Health Systems, Inc. 144A
 8.875% due 7/15/15(b)                                     90            93
HCA, Inc. 144A
 9.250% due 11/15/16(b)                                   175           186
                                                                   --------
                                                                        279
                                                                   --------

HEALTH CARE SERVICES--0.3%
Omnicare, Inc.
 6.875% due 12/15/15                                      170           158
Quest Diagnostics, Inc.
 6.400% due 7/1/17                                        285           288
                                                                   --------
                                                                        446
                                                                   --------

HOME FURNISHINGS--0.6%
Mohawk Industries, Inc.
 5.750% due 1/15/11                                       280           283
 6.125% due 1/15/16                                       685           682
                                                                   --------
                                                                        965
                                                                   --------

HYPERMARKETS & SUPER CENTERS--0.2%
Costco Wholesale Corp.
 5.500% due 3/15/17                                       325           318

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.6%
Energy Future Holdings Series O
 4.800% due 11/15/09                                      280           284
MidAmerican Energy Co.
 5.650% due 7/15/12                                       280           285
 5.800% due 10/15/36                                      460           434
                                                                   --------
                                                                      1,003
                                                                   --------

INTEGRATED OIL & GAS--0.3%
ConocoPhillips Canada Funding Co.
 5.625% due 10/15/16                                      450           448

INTEGRATED TELECOMMUNICATION SERVICES--1.0%
AT&T, Inc.
 6.250% due 3/15/11                                       790           813


                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                   ----------      --------

INTEGRATED TELECOMMUNICATION SERVICES--(CONTINUED)
Hughes Network Systems LLC/Hughes
 Network Systems Finance Corp.
 9.500% due 4/15/14                                $      150      $    152
Qwest Corp.
 8.875% due 3/15/12                                       190           208
Qwest Corp. 144A
 6.500% due 6/1/17(b)                                     195           191
Telcordia Technologies, Inc. 144A(b)
 9.110% due 7/15/12(c)                                     95            89
 10.000% due 3/15/13                                      195           162
                                                                   --------
                                                                      1,615
                                                                   --------

LIFE & HEALTH INSURANCE--1.6%
Lincoln National Corp.
 5.650% due 8/27/12                                       780           784
 6.050% due 4/20/67(c)                                     95            91
Protective Life Secured Trust
 4.000% due 4/1/11                                      1,370         1,323
UnumProvident Finance Co. plc 144A
 6.850% due 11/15/15(b)                                   310           317
                                                                   --------
                                                                      2,515
                                                                   --------

MANAGED HEALTH CARE--0.5%
Wellpoint, Inc.
 5.000% due 1/15/11                                       760           753

METAL & GLASS CONTAINERS--0.0%
AEP Industries, Inc.
 7.875% due 3/15/13                                        50            49

MOVIES & ENTERTAINMENT--0.6%
Time Warner, Inc.
 5.875% due 11/15/16                                      205           201
Viacom, Inc.
 5.750% due 4/30/11                                       425           429
WMG Holdings Corp.
 9.500% due 12/15/14(c)                                   525           370
                                                                   --------
                                                                      1,000
                                                                   --------

MULTI-LINE INSURANCE--1.1%
Genworth Financial, Inc.
 6.150% due 11/15/66(c)                                   285           267
Genworth Global Funding Trusts
 5.125% due 3/15/11                                       920           916

Insight Bond Fund

                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                   ----------      --------

MULTI-LINE INSURANCE--(CONTINUED)
Loews Corp.
 5.250% due 3/15/16                                $      460      $    442
                                                                   --------
                                                                      1,625
                                                                   --------

MULTI-UTILITIES--0.2%
Aquila, Inc.
 14.875% due 7/1/12                                       195           247

OFFICE REITs--0.1%
Duke Realty LP
 5.625% due 8/15/11                                       150           150

OFFICE SERVICES & SUPPLIES--0.4%
IKON Office Solutions, Inc.
 7.750% due 9/15/15                                       325           328
Pitney Bowes, Inc.
 5.750% due 9/15/17                                       290           291
                                                                   --------
                                                                        619
                                                                   --------

OIL & GAS EQUIPMENT & SERVICES--0.0%
Seitel, Inc.
 9.750% due 2/15/14                                        65            62

OIL & GAS EXPLORATION & PRODUCTION--1.1%
Chesapeake Energy Corp.
 6.625% due 1/15/16                                       285           285
EOG Resources, Inc.
 5.875% due 9/15/17                                       700           700
Pioneer Natural Resources Co.
 6.650% due 3/15/17                                        80            75
 6.875% due 5/1/18                                         95            90
Plains Exploration & Production Co.
 7.000% due 3/15/17                                        60            56
XTO Energy, Inc.
 5.900% due 8/1/12                                        560           571
                                                                   --------
                                                                      1,777
                                                                   --------

OIL & GAS REFINING & MARKETING--0.4%
Valero Energy Corp.
 6.125% due 6/15/17                                       610           614

OIL & GAS STORAGE & TRANSPORTATION--0.8%
Enbridge Energy Partners LP
 5.875% due 12/15/16                                      230           226
Kinder Morgan Energy Partners LP
 5.850% due 9/15/12                                       270           272
 7.300% due 8/15/33                                       425           446


                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                   ----------      --------

OIL & GAS STORAGE & TRANSPORTATION--(CONTINUED)
Pacific Energy Partners LP/Pacific Energy
 Finance Corp.
 6.250% due 9/15/15                                $      250      $    241
                                                                   --------
                                                                      1,185
                                                                   --------

OTHER DIVERSIFIED FINANCIAL SERVICES--2.4%
Bank of America Corp.
 5.750% due 8/15/16                                       715           714
Citigroup, Inc.
 5.000% due 9/15/14                                       550           530
General Electric Capital Corp.
 4.875% due 10/21/10                                    1,390         1,389
 5.625% due 9/15/17                                       435           435
JPMorgan Chase & Co.
 5.750% due 1/2/13                                        670           679
                                                                   --------
                                                                      3,747
                                                                   --------

PACKAGED FOODS & MEATS--0.5%
General Mills, Inc.
 5.650% due 9/10/12                                       230           232
Kraft Foods, Inc.
 6.500% due 8/11/17                                       465           480
Pilgrim's Pride Corp.
 8.375% due 5/1/17(h)                                     100           103
                                                                   --------
                                                                        815
                                                                   --------

PAPER PRODUCTS--0.3%
Exopac Holding Corp.
 11.250% due 2/1/14                                       155           163
Mercer International, Inc.
 9.250% due 2/15/13                                       250           245
                                                                   --------
                                                                        408
                                                                   --------

PHARMACEUTICALS--1.0%
Johnson & Johnson
 5.150% due 8/15/12(h)                                    605           615
Wyeth
 5.500% due 3/15/13                                       920           918
                                                                   --------
                                                                      1,533
                                                                   --------

PRECIOUS METALS & MINERALS--0.1%
PNA Group, Inc.
 10.750% due 9/1/16                                        85            87

Insight Bond Fund

                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                   ----------      --------

PROPERTY & CASUALTY INSURANCE--0.8%
Chubb Corp.
 6.375% due 3/29/37(c)                             $      325      $    323
CNA Financial Corp.
 6.500% due 8/15/16                                       865           878
                                                                   --------
                                                                      1,201
                                                                   --------

PUBLISHING--0.1%
Idearc, Inc.
 8.000% due 11/15/16                                      135           135

RAILROADS--0.2%
Burlington Northern Santa Fe Corp.
 6.150% due 5/1/37                                        300           290

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.2%
Colonial Realty LP
 6.050% due 9/1/16                                        370           357

REGIONAL BANKS--0.3%
SunTrust Banks, Inc.
 6.000% due 9/11/17                                       445           450

RESIDENTIAL REITs--0.7%
AvalonBay Communities, Inc.
 5.750% due 9/15/16                                       265           257
ERP Operating LP
 5.375% due 8/1/16                                        475           445
 5.750% due 6/15/17                                       320           306
                                                                   --------
                                                                      1,008
                                                                   --------

RESTAURANTS--0.6%
Starbucks Corp.
 6.250% due 8/15/17                                       905           913

RETAIL REITs--0.3%
Simon Property Group LP
 5.600% due 9/1/11                                        520           521

SPECIALIZED REITs--0.1%
Felcor Lodging LP
 8.500% due 6/1/11                                         40            42
 7.260% due 12/1/11(c)                                    150           150
Ventas Realty LP/Ventas Capital Corp.
 6.750% due 4/1/17                                         30            30
                                                                   --------
                                                                        222
                                                                   --------

TOBACCO--0.3%
Reynolds American, Inc.
 7.300% due 7/15/15                                       285           302


                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                   ----------      --------

TOBACCO--(CONTINUED)
 7.750% due 6/1/18                                 $       90      $     96
                                                                   --------
                                                                        398
                                                                   --------

TRUCKING--0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
 7.750% due 5/15/16                                       140           138

WIRELESS TELECOMMUNICATION SERVICES--0.2%
Sprint Nextel Corp.
 6.000% due 12/1/16                                       285           274

--------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $44,935)                                            44,777
--------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--15.7%

Banc of America Funding Corp. 07-E, 6A1
 6.203% due 9/20/37(c)                                  2,735         2,736
Banc of America Funding Corp. 07-E, 9A1
 6.310% due 9/20/37(c)                                  5,450         5,456
Countrywide Alternative Loan Trust 06-0A12, M8
 7.248% due 9/20/46(c) (e)                              3,994           799
DLJ Mortgage Acceptance Corp. 96-M, 1 144A
 0% due 11/28/11(b) (c) (g)                                16            14
HSBC Asset Loan Obligation 07-AR2, 4A1
 6.123% due 9/25/37(c)                                  3,602         3,549
Washington Mutual Mortgage Pass-Through
 Certificates 07-HY3, 3A3
 5.860% due 3/25/37(c)                                 11,728        11,722
--------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $27,349)                                            24,276
--------------------------------------------------------------------------------
FOREIGN CORPORATE BONDS(d)--7.1%

CANADA--1.7%
Canadian Natural Resources Ltd.
 6.500% due 2/15/37                                       580           579
Husky Energy, Inc.
 6.200% due 9/15/17                                       510           514
Norampac Industries, Inc.
 6.750% due 6/1/13                                        140           134
Russel Metals, Inc.
 6.375% due 3/1/14                                        220           207
Suncor Energy, Inc.
 6.500% due 6/15/38                                       760           778
Trans-Canada Pipelines Ltd.
 6.350% due 5/15/67(c)                                    195           187

Insight Bond Fund

                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                   ----------      --------

CANADA--(CONTINUED)
XSTRATA FINANCE LTD. 144A
 5.800% due 11/15/16(b)                            $      295      $    293
                                                                   --------
                                                                      2,692
                                                                   --------

CHINA--0.1%
NXP BV/NXP Funding LLC
 7.875% due 10/15/14                                       30            29
 9.500% due 10/15/15                                       85            79
                                                                   --------
                                                                        108
                                                                   --------

ITALY--0.2%
Telecom Italia Capital S.p.A.
 5.250% due 10/1/15                                       285           271

JAPAN--1.0%
MUFG Capital Finance 1 Ltd.
 6.346% due 7/29/49(c)                                    925           879
Resona Bank Ltd. 144A
 5.850% due 9/29/49(b) (c)                                640           602
                                                                   --------
                                                                      1,481
                                                                   --------

LUXEMBOURG--0.3%
Tyco Electronic Group SA 144A
 6.000% due 10/1/12(b)                                    515           521

NETHERLANDS--0.5%
ING Groep N.V.
 5.775% due 12/29/49(c)                                   910           860

SINGAPORE--0.1%
Avago Technologies Finance Ltd.
 10.125% due 12/1/13                                       85            92

SPAIN--1.0%
Santander Issuances S.A. 144A
 5.911% due 6/20/16(b)                                    675           686
Telefonica Emisiones S.A.
 5.984% due 6/20/11                                       820           834
                                                                   --------
                                                                      1,520
                                                                   --------

SWITZERLAND--0.3%
Credit Suisse Guernsey Ltd.
 5.860% due 5/29/49(c)                                    540           511

UNITED KINGDOM--0.9%
HBOS plc 144A
 6.657% due 5/29/49(b) (c)                                700           635


                                                   PAR VALUE         VALUE
                                                     (000)           (000)
                                                   ----------      --------

UNITED KINGDOM--(CONTINUED)
Ineos Group Holdings plc 144A
 8.500% due 2/15/16(b)                             $       95      $     91
Royal Bank of Scotland 144A
 6.990% due 10/29/49(b) (c)                               620           633
                                                                   --------
                                                                      1,359
                                                                   --------

UNITED STATES--1.0%
Shell International Finance BV
 5.625% due 6/27/11                                       325           334
Stratos Global Corp.
 9.875% due 2/15/13                                        80            85
Teva Pharmaceutical Finance LLC
 6.150% due 2/1/36                                        550           522
WEA Finance LLC/WCI Finance LLC 144A
 5.700% due 10/1/16(b)                                    690           667
                                                                   --------
                                                                      1,608
--------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $11,168)                                            11,023
--------------------------------------------------------------------------------

                                                                    VALUE
                                                     SHARES         (000)
                                                   ----------      --------

DOMESTIC CONVERTIBLE PREFERRED STOCKS--0.6%

DIVERSIFIED BANKS--0.3%
Bank of America Corp. Cv. Pfd 6.625%                   20,000           504

THRIFTS & MORTGAGE FINANCE--0.3%
Freddie Mac Cv. Pfd 6.55%                              18,600           466

--------------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE PREFERRED STOCKS
(IDENTIFIED COST $965)                                                  970
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.9%
(IDENTIFIED COST $156,808)                                          153,078
                                                                   --------


                                                                     VALUE
                                                                     (000)
                                                                   --------

SHORT-TERM INVESTMENTS--18.5%

MONEY MARKET MUTUAL FUNDS--18.5%
BlackRock Institutional Money Market Trust
 (seven-day effective yield 5.40%)(f)              28,555,770        28,556
PNC Bank Money Market Fund (seven-day effective
 yield 4.56%)                                         117,948           118

Insight Bond Fund

                                                                     VALUE
                                                                     (000)
                                                                   --------
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $28,674)                                            28,674
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--117.4%
(IDENTIFIED COST $185,482)                                          181,752(a)

Other assets and liabilities, net--(17.4)%                          (26,924)
                                                                   --------
NET ASSETS--100.0%                                                 $154,828
                                                                   ========

(a) Federal Income Tax Information (reported in 000's): Net unrealized depreciation of investment securities is comprised of gross appreciation of $893 and gross depreciation of $4,695 for federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $185,554.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities amounted to a value of $6,552 (reported in 000's) or 4.2% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically or in the header, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.
(e)  Illiquid security.
(f) Represents security purchased with cash collateral received for securities on loan
(g) Illiquid and restricted security. At September 30, 2007, this security amounted to a value of $14 (reported in 000's) or 0% of net assets. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.
(h)  All or a portion of security is on loan.

Insight High Yield Bond Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                  (UNAUDITED)

                                                   PAR VALUE        VALUE
                                                     (000)          (000)
                                                   ----------      --------

DOMESTIC CORPORATE BONDS--84.2%

ADVERTISING--2.1%
Affinion Group, Inc.
 10.125% due 10/15/13                              $      400      $    424
 11.500% due 10/15/15                                     715           754
                                                                   --------
                                                                      1,178
                                                                   --------

AEROSPACE & DEFENSE--0.5%
L-3 Communications Corp.
 5.875% due 1/15/15                                       285           275

APPAREL, ACCESSORIES & LUXURY GOODS--1.3%
Levi Strauss & Co.
 9.750% due 1/15/15                                       110           116
 8.875% due 4/1/16                                        575           595
                                                                   --------
                                                                        711
                                                                   --------

AUTOMOTIVE RETAIL--1.0%
Hertz Corp.
 8.875% due 1/1/14                                        540           559

BROADCASTING & CABLE TV--4.7%
Charter Communications Holdings I LLC(c)(e)
 13.500% due 1/15/14                                      480           473
 11.750% due 5/15/14                                      455           423
Clear Channel Communications, Inc.
 7.650% due 9/15/10                                       520           516
EchoStar DBS Corp.
 6.625% due 10/1/14                                       190           191
 7.125% due 2/1/16                                        605           625
United Artists Theatre Circuit, Inc. Series 95-A
 9.300% due 7/1/15(g)                                     178           178
United Artists Theatre Circuit, Inc. Series BD-1
 9.300% due 7/1/15(g)                                     157           157
United Artists Theatre Circuit, Inc. Series BE-9
 9.300% due 7/1/15(g)                                       6             6
                                                                   --------
                                                                      2,569
                                                                   --------

BUILDING PRODUCTS--3.0%
Gibraltar Industries, Inc. Series B
 8.000% due 12/1/15                                       960           907


                                                   PAR VALUE        VALUE
                                                     (000)          (000)
                                                   ----------      --------

BUILDING PRODUCTS--(CONTINUED)
Goodman Global Holdings, Inc.
 7.875% due 12/15/12                               $      730      $    721
                                                                   --------
                                                                      1,628
                                                                   --------

CASINOS & GAMING--4.7%
American Casino & Entertainment Properties LLC
 7.850% due 2/1/12                                        180           186
American Real Estate Partners LP/American
 Real Estate Finance Corp.
 8.125% due 6/1/12                                        700           697
 7.125% due 2/15/13                                        60            57
MGM MIRAGE
 7.500% due 6/1/16                                        235           235
 7.625% due 1/15/17                                       685           682
OED Corp./Diamond Jo LLC
 8.750% due 4/15/12                                       445           446
Penn National Gaming, Inc.
 6.750% due 3/1/15                                        300           308
                                                                   --------
                                                                      2,611
                                                                   --------

CATALOG RETAIL--1.9%
Harry & David Holdings, Inc.
 10.621% due 3/1/12(c)                                    590           569
 9.000% due 3/1/13                                        490           471
                                                                   --------
                                                                      1,040
                                                                   --------

COMMODITY CHEMICALS--1.5%
Lyondell Chemical Co.
 8.000% due 9/15/14                                        75            83
 6.875% due 6/15/17                                       670           730
                                                                   --------
                                                                        813
                                                                   --------

COMMUNICATIONS EQUIPMENT--1.3%
Dycom Industries, Inc.
 8.125% due 10/15/15                                      712           728

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.3%
Ahern Rentals, Inc.
 9.250% due 8/15/13                                       450           435
Trinity Industries, Inc.
 6.500% due 3/15/14                                       315           304
                                                                   --------
                                                                        739
                                                                   --------

Insight High Yield Bond Fund

                                                   PAR VALUE        VALUE
                                                     (000)          (000)
                                                   ----------      --------

CONSTRUCTION MATERIALS--1.1%
Momentive Performance Materials, Inc. 144A
 9.750% due 12/1/14(b)                             $      615      $    612

CONSUMER FINANCE--7.8%
Ford Motor Credit Co. LLC
 7.375% due 2/1/11                                         40            38
 9.875% due 8/10/11                                       110           112
 7.000% due 10/1/13                                       810           733
 8.000% due 12/15/16                                      585           548
GMAC LLC
 6.000% due 12/15/11                                    1,170         1,081
 6.750% due 12/1/14                                       945           858
Residential Capital LLC
 7.000% due 2/22/11                                       210           171
 7.875% due 6/30/15                                       940           759
                                                                   --------
                                                                      4,300
                                                                   --------

DEPARTMENT STORES--1.6%
Bon-Ton Stores, Inc. (The)
 10.250% due 3/15/14(e)                                   930           874

DIVERSIFIED CHEMICALS--1.5%
Huntsman International LLC
 7.875% due 11/15/14                                      490           524
 7.375% due 1/1/15                                        300           315
                                                                   --------
                                                                        839
                                                                   --------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--1.8%
FTI Consulting, Inc.
 7.750% due 10/1/16                                       235           244
Harland Clarke Holdings Corp.
 9.500% due 5/15/15                                       450           404
 10.308% due 5/15/15(c)                                   370           332
                                                                   --------
                                                                        980
                                                                   --------

DIVERSIFIED METALS & MINING--2.4%
Freeport-McMoRan Copper & Gold, Inc. (Indonesia)
 8.375% due 4/1/17(d)                                   1,190         1,303

ELECTRIC UTILITIES--1.7%
Reliant Energy, Inc.
 6.750% due 12/15/14                                      895           909

FERTILIZERS & AGRICULTURAL CHEMICALS--1.1%
Tronox Worldwide LLC/Tronox Finance Corp.
 9.500% due 12/1/12                                       585           587


                                                   PAR VALUE        VALUE
                                                     (000)          (000)
                                                   ----------      --------

FOOD RETAIL--0.6%
Stater Brothers Holdings, Inc.
 8.125% due 6/15/12                                $      325      $    333

HEALTH CARE FACILITIES--3.1%
Community Health Systems, Inc. 144A
 8.875% due 7/15/15(b)                                  1,100         1,136
HCA, Inc. 144A
 9.250% due 11/15/16(b)                                   515           548
                                                                   --------
                                                                      1,684
                                                                   --------

HEALTH CARE SERVICES--0.7%
Omnicare, Inc.
 6.875% due 12/15/15                                      440           409

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--1.8%
Energy Future Holdings Series O
 4.800% due 11/15/09                                      515           522
TXU Energy Co.
 7.000% due 3/15/13                                       415           456
                                                                   --------
                                                                        978
                                                                   --------

INTEGRATED TELECOMMUNICATION SERVICES--4.8%
Hughes Network Systems LLC/Hughes Network
 Systems Finance Corp.
 9.500% due 4/15/14                                       845           856
Qwest Corp. 144A
 6.500% due 6/1/17(b)                                   1,050         1,029
Telcordia Technologies, Inc. 144A(b)
 9.110% due 7/15/12(c)                                    430           403
 10.000% due 3/15/13                                      435           361
                                                                   --------
                                                                      2,649
                                                                   --------

METAL & GLASS CONTAINERS--0.5%
AEP Industries, Inc.
 7.875% due 3/15/13                                       285           277

MOVIES & ENTERTAINMENT--1.5%
WMG Acquisition Corp.
 7.375% due 4/15/14                                       260           227
WMG Holdings Corp.
 0% due 12/15/14(c)                                       808           570
                                                                   --------
                                                                        797
                                                                   --------

MULTI-UTILITIES--1.2%
Aquila, Inc.
 14.875% due 7/1/12                                       500           633

Insight High Yield Bond Fund

                                                   PAR VALUE        VALUE
                                                     (000)          (000)
                                                   ----------      --------

OFFICE SERVICES & SUPPLIES--1.8%
IKON Office Solutions, Inc.
 7.750% due 9/15/15                                $      995      $  1,005

OIL & GAS EQUIPMENT & SERVICES--1.6%
Complete Production Services, Inc.
 8.000% due 12/15/16                                      140           139
Seitel, Inc.
 9.750% due 2/15/14                                       805           765
                                                                   --------
                                                                        904
                                                                   --------

OIL & GAS EXPLORATION & PRODUCTION--3.7%
Chesapeake Energy Corp.
 6.625% due 1/15/16                                       590           590
Pioneer Natural Resources Co.
 6.650% due 3/15/17                                       160           150
 6.875% due 5/1/18                                      1,035           977
Plains Exploration & Production Co.
 7.000% due 3/15/17                                       335           315
                                                                   --------
                                                                      2,032
                                                                   --------

OIL & GAS STORAGE & TRANSPORTATION--2.0%
Atlas Pipeline Partners LP
 8.125% due 12/15/15                                      215           213
SemGroup LP 144A
 8.750% due 11/15/15(b)                                   905           889
                                                                   --------
                                                                      1,102
                                                                   --------

PACKAGED FOODS & MEATS--1.3%
Pilgrim's Pride Corp.
 7.625% due 5/1/15                                        180           184
 8.375% due 5/1/17(e)                                     535           548
                                                                   --------
                                                                        732
                                                                   --------

PAPER PRODUCTS--3.0%
Exopac Holding Corp.
 11.250% due 2/1/14                                       895           940
Mercer International, Inc.
 9.250% due 2/15/13                                       740           727
                                                                   --------
                                                                      1,667
                                                                   --------

PRECIOUS METALS & MINERALS--1.0%
PNA Group, Inc.
 10.750% due 9/1/16                                       537           550

PUBLISHING--1.8%
Donnelley (RH), Inc. 144A
 8.875% due 10/15/17(b)                                   320           326


                                                   PAR VALUE        VALUE
                                                     (000)          (000)
                                                   ----------      --------

PUBLISHING--(CONTINUED)
Idear, Inc.
 8.000% due 11/15/16                               $      650      $    652
                                                                   --------
                                                                        978
                                                                   --------

SEMICONDUCTORS--1.8%
Freescale Semiconductor, Inc.
 8.875% due 12/15/14                                      730           708
 10.125% due 12/15/16(e)                                  275           257
                                                                   --------
                                                                        965
                                                                   --------

SPECIALIZED FINANCE--0.7%
PNA Intermediate Holding Corp.
 PIK Interest Capitalization 144A
 12.558% due 2/15/13(b) (c)                               415           409

SPECIALIZED REITs--3.6%
Felcor Lodging LP
 8.500% due 6/1/11                                        635           673
Host Marriott LP Series O
 6.375% due 3/15/15                                       565           555
Ventas Realty LP/Ventas Capital Corp.
 6.750% due 4/1/17                                        760           762
                                                                   --------
                                                                      1,990
                                                                   --------

SPECIALTY STORES--0.4%
Morris Publishing Group LLC
 7.000% due 8/1/13                                        310           244

TOBACCO--3.0%
Alliance One International, Inc.
 11.000% due 5/15/12                                      645           689
Reynolds American, Inc.
 7.300% due 7/15/15                                       625           662
 7.625% due 6/1/16                                        245           262
 7.750% due 6/1/18                                         45            48
                                                                   --------
                                                                      1,661
                                                                   --------

TRADING COMPANIES & DISTRIBUTORS--0.4%
Ashtead Capital, Inc. 144A
 9.000% due 8/15/16(b)                                    210           208

TRUCKING--1.6%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
 7.750% due 5/15/16                                       900           887

Insight High Yield Bond Fund

                                                   PAR VALUE        VALUE
                                                     (000)          (000)
                                                   ----------      --------

--------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $46,777)                                            46,349
--------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--10.2%

CANADA--4.5%
Cascades, Inc.
 7.250% due 2/15/13                                 $     860      $    847
CHC Helicopter Corp.
 7.375% due 5/1/14                                        605           578
Dollarama Group LP 144A
 11.160% due 8/15/12(b) (c)                               495           500
Russel Metals, Inc.
 6.375% due 3/1/14                                        565           532
                                                                   --------
                                                                      2,457
                                                                   --------

CHINA--1.0%
NXP BV/NXP Funding LLC
 7.875% due 10/15/14                                      290           280
 9.500% due 10/15/15                                      270           253
                                                                   --------
                                                                        533
                                                                   --------

LUXEMBOURG--1.1%
Basell AF SCA 144A
 8.375% due 8/15/15(b)                                    655           601

SINGAPORE--0.7%
Avago Technologies Finance Ltd.
 10.125% due 12/1/13                                      385           416

UNITED KINGDOM--1.1%
Ineos Group Holdings plc 144A
 8.500% due 2/15/16(b) (e)                                625           602

UNITED STATES--1.8%
Stratos Global Corp.
 9.875% due 2/15/13                                       927           980

--------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $5,586)                                              5,589
--------------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--94.4%
(IDENTIFIED COST $52,363)                                            51,938
                                                                   --------

SHORT-TERM INVESTMENTS--10.2%

                                                                    VALUE
                                                     SHARE          (000)
                                                   ----------      --------

MONEY MARKET MUTUAL FUNDS--6.6%
BlackRock Institutional Money Market
 Trust (seven-day effective yield 5.40%)(f)         3,469,637      $  3,470

PNC Bank Money Market Fund (seven-day effective
 yield 4.56%)                                         134,186           134
                                                                   --------
                                                                      3,604
                                                                   --------


                                                   PAR VALUE        VALUE
                                                     (000)          (000)
                                                   ----------      --------

FEDERAL AGENCY SECURITIES(h)--3.6%
FHLB
 4.051% due 10/1/07                                    $2,000         2,000

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $5,604)                                              5,604
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--104.6%
(IDENTIFIED COST $57,967)                                            57,542(a)

Other assets and liabilities, net--(4.6)%                            (2,526)
                                                                   --------
NET ASSETS--100.0%                                                 $ 55,016
                                                                   ========

(a) Federal Income Tax Information (reported in 000's): Net unrealized depreciation of investment securities is comprised of gross appreciation of $522 and gross depreciation of $1,034 for federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $58,054.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities amounted to a value of $7,624 (reported in 000's) or 13.9% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically or in the header, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.
(e)  All or a portion of security is on loan.
(f) Represents security purchased with cash collateral received for securities on loan.
(g)  Illiquid security.
(h)  The rate shown is the discount rate.

Insight Intermediate Government Bond Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                  (UNAUDITED)

                                                     PAR VALUE       VALUE
                                                       (000)         (000)
                                                     ---------      -------

U.S. GOVERNMENT SECURITIES--16.9%

U.S. TREASURY NOTES--16.9%
U.S. Treasury Note
 4.375% due 11/15/08                                   $  510       $   512
 3.500% due 8/15/09                                       500           496
 4.625% due 2/29/12(f)                                    228           232
 4.500% due 3/31/12(f)                                    500           506
 4.000% due 2/15/14                                       263           258
 4.875% due 8/15/16(f)                                  1,555         1,591
---------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $3,545)                                              3,595
---------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--43.5%

FHLMC 202 (Interest Only)
 6.500% due 4/1/29                                         98            26
FNMA
 11.000% due 12/1/15                                       74            79
 6.500% due 5/1/36                                        467           475
FNMA 01-T2 A
 5.780% due 11/25/10                                    1,217         1,229
FNMA 02-73 OE
 5.000% due 11/25/17                                    1,200         1,171
FNMA 02-T3 B
 5.763% due 12/25/11                                    2,000         2,035
FNMA 04-15 AB
 4.000% due 9/25/17                                       460           448
FNMA 97-20 (Interest Only)
 1.840% due 3/25/27(c) (d)                                740            31
GNMA
 9.000% due 8/15/09                                        62            63
 9.000% due 5/15/16                                         1             1
 8.000% due 3/15/23                                        10            11
 7.000% due 8/15/23                                        79            83
 6.125% due 10/20/25(c)                                     8             8
 8.000% due 11/15/26                                       85            91
 5.500% due 1/15/33                                       555           547
GNMA 02-53 B
 5.552% due 5/16/26                                        92            93
GNMA 03-5 A
 3.202% due 4/16/19                                       835           830


                                                     PAR VALUE       VALUE
                                                       (000)         (000)
                                                     ---------      -------

GNMA 03-88 CA
 4.746% due 1/16/30                                    $  375       $   370
GNMA 04-45 A
 4.020% due 12/16/21                                      796           782
GNMA 04-78 C
 4.658% due 4/16/29                                       250           243
GNMA 05-9 A
 4.026% due 5/16/22                                       242           238
GNMA 06-63 A
 4.255% due 2/16/32                                       384           376


---------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $9,539)                                              9,230
---------------------------------------------------------------------------

AGENCY NON-MORTGAGE-BACKED SECURITIES--30.3%

FFCB
 4.750% due 5/7/10                                        550           554
FHLB
 5.500% due 7/15/36                                       480           495
FHLMC
 4.875% due 2/9/10                                        500           505
FNMA
 6.250% due 2/1/11                                        750           788
 6.000% due 5/15/11                                     1,000         1,050
Israel Government AID Bond
 5.500% due 9/18/23                                     1,500         1,578
Peru Government AID Bond
 9.980% due 8/1/08                                        340           346
Rowan Cos., Inc.
 6.150% due 7/1/10                                      1,101         1,121

---------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $6,232)                                              6,437
---------------------------------------------------------------------------

ASSET-BACKED SECURITIES--6.2%

AEP Texas Central Transition Funding LLC 06-A, A5
 5.306% due 7/1/20                                        250           242
Citibank Credit Card Issuance Trust 06-A5
 5.300% due 5/20/11                                       210           212
MBNA Credit Card Master Note Trust 05-A7
 4.300% due 2/15/11                                       480           477

Insight Intermediate Government Bond Fund

                                                     PAR VALUE       VALUE
                                                       (000)         (000)
                                                     ---------      -------

World Omni Auto Receivables Trust 06-B, A3
 5.150% due 11/15/10                                   $  380       $   380


--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $1,320)                                              1,311
--------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--0.3%

Contimortgage Home Equity Trust 97-4, A7
 6.630% due 9/15/16(d)                                     18            18
Structured Assets Securities Corp. 98-RF3, A
 (Interest Only) 144A
 0.000% due 6/15/28(b) (e)                                554            43

--------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $119)                                                   61
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.2%
(IDENTIFIED COST $20,755)                                            20,634

SHORT-TERM INVESTMENTS--12.9%



                                                                     VALUE
                                                     SHARES          (000)
                                                    ---------       -------

MONEY MARKET MUTUAL FUNDS--12.9%
BlackRock Institutional Money Market Trust
 (seven-day effective yield 5.40%)(g)               2,373,961         2,374

Goldman Sachs Financial Square Funds -
 Treasury Obligations Fund - Select Shares
 (seven-day effective yield 4.47%)                    365,799           366

JPMorgan Prime Money Market Fund -
 Institutional Shares (seven-day effective yield
 5.16%)                                                 5,247             5

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,745)                                              2,745
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--110.1%
(IDENTIFIED COST $23,500)                                            23,379(a)

Other assets and liabilities, net--(10.1)%                           (2,148)
                                                                    -------
NET ASSETS--100.0%                                                  $21,231
                                                                    =======

(a) Federal Income Tax Information (reported in 000's): Net unrealized depreciation of investment securities is comprised of gross appreciation of $328 and gross depreciation of $449 for federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $23,500.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities amounted to a value of $43 (reported in 000's) or 0.2% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) Illiquid security.
(e) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At September 30, 2007, these securities amounted to a value of $43 (reported in 000's) or 0% of net assets. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.
(f) All or a portion of security is on loan.
(g) Represents security purchased with cash collateral received for securities on loan.

Insight Intermediate Tax-Exempt Bond Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                  (UNAUDITED)

                                                     PAR VALUE       VALUE
                                                       (000)         (000)
                                                     ---------     --------

MUNICIPAL BONDS(c)--99.2%

ALABAMA--9.6%
Alabama Drinking Water Finance Authority Series A
 (AMBAC Insured)
 5.000% due 8/15/14                                    $2,875      $  3,016
Jefferson County Limited Obligation Series A
 5.250% due 1/1/17                                      6,000         6,387
 5.500% due 1/1/21                                      2,415         2,578
Marshall County Health Care Authority Series A
 6.250% due 1/1/22                                        770           829
Mobile  Water & Sewer Commissioners (MBIA Insured)
 5.000% due 1/1/25                                      4,720         4,930
                                                                   --------
                                                                     17,740
                                                                   --------

ALASKA--0.3%
State of Alaska Sport Fishing (CIFG Insured)
 5.000% due 4/1/17                                        525           533

ARIZONA--2.8%
Glendale Water & Sewer (FGIC Insured)
 5.500% due 7/1/09                                      5,000         5,167

CALIFORNIA--4.9%
Antelope Valley Community College District Series B
 (MBIA Insured)
 5.250% due 8/1/39                                      1,500         1,611
California State Economic Recovery Series A
 5.000% due 7/1/16                                      5,000         5,230
City of Lodi Wastewater System Certificates of
 Participation Series A (MBIA Insured)
 5.500% due 10/1/18                                     1,535         1,684
Long Beach Bond Finance Authority
 5.000% due 11/15/35                                      500           494
                                                                   --------
                                                                      9,019
                                                                   --------

FLORIDA--1.2%
Sunshine State Governmental Financing Commission
 (AMBAC Insured)
 3.450% due 7/1/16                                      2,250         2,250


                                                     PAR VALUE       VALUE
                                                       (000)         (000)
                                                     ---------     --------

GEORGIA--3.2%
Fulton County Water and Sewer (FGIC Insured)
 5.000% due 1/1/18                                     $3,610      $  3,816
Main Street Natural Gas, Inc. Series A
 5.000% due 9/15/11                                     1,000         1,034
 5.250% due 9/15/18                                     1,000         1,048
                                                                   --------
                                                                      5,898
                                                                   --------

ILLINOIS--17.8%
Development Finance Authority, DePaul University
 Series C
 5.625% due 10/1/20                                     1,000         1,060
Chicago Board of Education (CIFG Insured)
 3.490% due 3/1/36                                      1,750         1,750
Chicago O'Hare International Airport Third Lien
 Series A (MBIA Insured)
 5.250% due 1/1/26                                      1,500         1,582
Educational Facilities Authority, University of
 Chicago Series A
 5.250% due 7/1/22                                      3,000         3,175
Health Facilities Authority, Advocate Health Care
 Network Prerefunded 11/15/10 @ 100
 6.250% due 11/15/14                                    2,500         2,698
Health Facilities Authority, Condell Medical Center
 6.000% due 5/15/10                                       850           864
Health Facilities Authority, Elmhurst Memorial
 Healthcare Network
 6.250% due 1/1/17                                      5,060         5,514
Illinois Finance Authority Series A
 4.750% due 11/15/13                                    1,295         1,325
 5.250% due 11/15/22                                    4,000         4,104
Illinois Housing Development Authority Series D
 4.125% due 1/1/16                                        500           500
lllinois State Toll Highway Authority Series A-1
 (FSA Insured)
 5.000% due 1/1/24                                     10,000        10,468
                                                                   --------
                                                                     33,040
                                                                   --------

INDIANA--1.9%
City of Anderson, Economic Development Authority
 5.000% due 10/1/07(b)                                  1,010         1,010

Insight Intermediate Tax-Exempt Bond Fund

                                                     PAR VALUE       VALUE
                                                       (000)         (000)
                                                     ---------     --------

INDIANA--(CONTINUED)
 5.000% due 10/1/08                                    $1,015      $  1,030
Indiana University (AMBAC Insured)
 5.250% due 11/15/17                                    1,055         1,143
St. Joseph County Educational Facilities
 2.500% due 3/1/38                                        300           299
                                                                   --------
                                                                      3,482
                                                                   --------

LOUISIANA--0.6%
Louisiana State Series B (CIFG Insured)
 5.000% due 7/15/19                                     1,000         1,061

MARYLAND--1.5%
City of Baltimore, Convention Center Series A
 (XLCA Insured)
 5.250% due 9/1/23                                      2,500         2,693

MASSACHUSETTS--4.0%
Commonwealth of Massachusetts Series B
 Prerefunded 6/1/10 @ 100
 6.000% due 6/1/16                                      5,000         5,312
Commonwealth of Massachusetts Series C
 (FSA Insured)
 5.250% due 8/1/23                                      1,000         1,079
Massachusetts Health & Educational Facilities
 Authority Series C
 6.000% due 7/1/16                                      1,000         1,074
                                                                   --------
                                                                      7,465
                                                                   --------

MICHIGAN--8.1%
Detroit Water Supply System Lien A (FSA Insured)
 5.000% due 7/1/21                                      5,000         5,267
Forest Hills Public Schools (Q-SBLF & FSA Insured)
 5.000% due 5/1/19                                      5,000         5,284
Michigan Municipal  Board Authority (AMBAC  Insured)
 5.000% due 12/1/20                                     1,000         1,063
State Hospital Finance Authority, Chelsea Community
 Hospital
 5.000% due 5/15/12                                     2,380         2,389
State of Michigan (FSA Insured)
 5.250% due 9/15/19                                     1,000         1,095
                                                                   --------
                                                                     15,098
                                                                   --------


                                                     PAR VALUE      VALUE
                                                       (000)        (000)
                                                     ---------     --------

MINNESOTA--0.6%
City of St. Cloud, Health Care - St. Cloud Hospital
 Series A (FSA Insured)
 5.500% due 5/1/15                                     $1,080      $  1,138

MISSOURI--3.3%
State Health & Educational Facilities Authority,
 St. Anthony's Medical Center
 6.250% due 12/1/09(b)                                  1,725         1,823
State Highways & Transit / Commission First Lien
 Series A
 5.000% due 5/1/18                                      4,000         4,294
                                                                   --------
                                                                      6,117
                                                                   --------

NEW HAMPSHIRE--0.6%
Health & Education Facilities Authority, Concord
 Hospital (FSA Insured)
 5.500% due 10/1/21                                     1,000         1,068

NEW JERSEY--4.1%
State Economic Development Authority Series O
 5.250% due 3/1/21                                      5,000         5,338
State Transportation Trust Fund Authority Series A
 (FSA Insured)
 4.000% due 12/15/17                                    1,250         1,239
 5.250% due 12/15/19                                    1,000         1,099
                                                                   --------
                                                                      7,676
                                                                   --------

NEW YORK--7.7%
Liberty Development Corp.
 5.500% due 10/1/37                                       500           556
Metropolitan Transportation Authority Series A
 Prerefunded 4/1/10 @ 100 (FGIC Insured)
 6.125% due 4/1/16                                      3,000         3,190
New York City Industrial Development Agency,
 Queens Baseball Stadium Project(AMBAC Insured)
 5.000% due 1/1/20                                      1,000         1,066
 5.000% due 1/1/36                                      2,000         2,069
New York State Environmental Facilities Corp.
 Series C
 5.000% due 10/15/19                                    2,000         2,154
New York State Thruway Authority Series A
 (AMBAC Insured)
 5.000% due 3/15/22                                     4,975         5,225
                                                                   --------
                                                                     14,260
                                                                   --------

Insight Intermediate Tax-Exempt Bond Fund

                                                     PAR VALUE       VALUE
                                                       (000)         (000)
                                                     ---------     --------

NORTH CAROLINA--2.3%
Health Facilities Authority, Mecklenburg Health Care
 Hospital Series A
 5.000% due 1/15/19                                    $4,000      $  4,203

OHIO--9.3%
Cuyahoga County, Metrohealth System Project
 Prerefunded 2/15/09 @101
 6.150% due 2/15/29                                     5,000         5,224
Cuyahoga County, Metrohealth System Project Series A
 (MBIA Insured)
 5.500% due 2/15/12                                     1,000         1,072
Franklin County, American Chemical Society Project
 Development
 5.500% due 10/1/12                                     4,600         4,780
Hamilton County Subseries B (AMBAC Insured)
 5.750% due 12/1/17                                       810           861
Plain County, Local School District (FGIC Insured)
 6.000% due 12/1/20                                       930         1,005
Plain County, Local School District Prerefunded
 6/1/11 @ 100 (FGIC Insured)
 6.000% due 12/1/20                                     4,070         4,409
                                                                   --------
                                                                     17,351
                                                                   --------

PENNSYLVANIA--3.7%
Delaware River Port Authority of Pennsylvania &
 New Jersey(FSA Insured)
 5.750% due 1/1/15                                      1,000         1,048
 6.000% due 1/1/17                                      5,500         5,793
                                                                   --------
                                                                      6,841
                                                                   --------

PUERTO RICO--0.6%
Puerto Rico Housing Finance Authority (HUD Insured)
 5.000% due 12/1/16                                     1,000         1,050

SOUTH CAROLINA--2.1%
Lexington One School Facilities Corp.
 5.250% due 12/1/25                                     1,000         1,036
Medical University Hospital Authority Series A
 (MBIA Insured)
 5.250% due 2/15/24                                     2,775         2,917
                                                                   --------
                                                                      3,953
                                                                   --------


                                                     PAR VALUE       VALUE
                                                       (000)         (000)
                                                     ---------     --------

TEXAS--7.1%
Amarillo Independent School District
 (PSF Guaranteed)
 5.250% due 2/1/22                                     $  915      $    980
El Paso Independent School District
 (PSF Guaranteed)
 5.000% due 8/15/20                                     2,750         2,922
North East Independent School District
 (PSF Guaranteed)
 5.000% due 8/1/23                                      3,000         3,169
State Municipal Gas Acquisition & Supply Corp. II
 4.320% due 9/15/27(d)                                  3,000         3,000
State Transportation Commission, Mobility Fund
 5.000% due 4/1/18                                      2,250         2,394
Texas Tech University (AMBAC Insured)
 5.000% due 2/15/25                                       750           783
                                                                   --------
                                                                     13,248
                                                                   --------

VIRGINIA--1.2%
City of Norfolk Water System (MBIA Insured)
 5.875% due 11/1/15                                     2,300         2,304

WISCONSIN--0.7%
Purdue University Series B
 5.000% due 7/1/29                                      1,275         1,365


--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $178,929)                                          184,020
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.2%
(IDENTIFIED COST $178,929)                                          184,020
                                                                   --------
SHORT-TERM INVESTMENTS--1.3%


                                                                    VALUE
                                                     SHARES         (000)
                                                    ---------      --------

MONEY MARKET MUTUAL FUNDS--1.3%
AIM TFIT-Tax-Free Cash Reserve Portfolio
 (The) - Institutional Shares (seven-day
 effective yield 3.58%)                                 6,154             6

Goldman Sachs Financial Square Funds -
 Tax-Free Money Market Fund - Select Shares
 (seven-day effective yield 3.65%)                  2,379,627         2,380

Insight Intermediate Tax-Exempt Bond Fund

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,386)                                              2,386
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.5%
(IDENTIFIED COST $181,315)                                          186,406(a)

Other assets and liabilities, net--(0.5)%                              (857)
                                                                   --------
NET ASSETS--100.0%                                                 $185,549
                                                                   ========

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,112 and gross depreciation of $21 for federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $181,315.
(b)  Escrowed to maturity.
(c) At September 30, 2007, 53.8% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: FSA 18.6%.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

Insight Short/Intermediate Bond Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                  (UNAUDITED)

                                                     PAR VALUE      VALUE
                                                       (000)        (000)
                                                     ---------     ---------

U.S. GOVERNMENT SECURITIES--6.0%

U.S. TREASURY NOTES--5.6%
U.S. Treasury Note
 4.000% due 4/15/10                                    $  680      $    680
 5.125% due 6/30/11                                     2,345         2,426
 4.625% due 2/29/12(i)                                  1,183         1,204
 4.500% due 3/31/12(i)                                  4,901         4,960
 4.000% due 2/15/14                                       872           856
 4.875% due 8/15/16(i)                                  2,285         2,339
                                                                   --------
                                                                     12,465
                                                                   --------

U.S. TREASURY BONDS--0.4%
U.S. Treasury Bond
 11.250% due 2/15/15                                      686           977
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $13,236)                                            13,442
--------------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--13.3%

FHLMC 1385 J
 7.000% due 10/15/07                                       16            16
FHLMC 2513 JE
 5.000% due 10/15/17                                    5,105         4,996
FHLMC 2770 QG
 4.500% due 3/15/19                                     3,741         3,517
FHLMC 2835 HB
 5.500% due 8/15/24                                     1,330         1,306
FHLMC 2885 PB
 4.500% due 8/15/14                                     4,000         3,978
FHLMC 3099 PA
 5.500% due 9/15/25                                     1,057         1,062
FHLMC 3101 PA
 5.500% due 10/15/25                                    1,061         1,066
FNMA
 6.000% due 5/1/16                                        421           427
 10.500% due 12/1/16                                        2             2
 5.000% due 5/1/18                                        509           501
 5.000% due 8/1/18                                      1,854         1,823
 4.500% due 5/1/19                                      3,050         2,940
 9.000% due 3/1/25                                          7             7
 9.000% due 7/1/25                                         39            43
 9.000% due 10/1/25                                         2             2


                                                     PAR VALUE      VALUE
                                                       (000)        (000)
                                                     ---------     ---------

 3.792% due 1/1/35(c)                                  $2,179      $  2,212
FNMA 02-73 OE
5.000% due 11/25/17                                     1,000           976
FNMA 04-15 AB
4.000% due 9/25/17                                      1,034         1,007
FNMA 93-197 SB
6.334% due 10/25/08(c)                                     80            80
FNMA 97-20 (Interest Only)
1.840% due 3/25/27(c) (f)                               2,212            93
FNMA 97-70 (Principal Only)
0% due 4/25/22                                            346           303
GNMA
 9.000% due 8/15/09                                         3             3
 7.000% due 6/15/23                                        39            41
 7.000% due 7/15/23                                        13            13
 7.000% due 9/15/23                                        58            62
 7.000% due 1/15/24                                        36            38
 7.000% due 5/15/24                                        16            17
 7.000% due 9/15/24                                        44            46
 7.000% due 7/15/25                                        58            60
GNMA 04-108 C
 5.039% due 12/16/32(c)                                 1,905         1,836
GNMA 04-67 A
 3.648% due 9/16/17                                     1,227         1,206
--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $30,312)                                            29,679
--------------------------------------------------------------------------------
AGENCY NON-MORTGAGE-BACKED SECURITIES--3.9%

FHLB
 5.625% due 6/13/16                                       395           407
FHLMC
 4.200% due 12/28/07                                    4,400         4,392
FNMA
 5.500% due 3/15/11                                     3,900         4,026
--------------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $8,656)                                              8,825
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--9.6%

Bank One Issuance Trust Series 03-C1
 4.540% due 9/15/10                                     2,000         1,994
Capital One Multi-Asset Execution Trust 03-B5
 4.790% due 8/15/13                                     2,480         2,448

Insight Short/Intermediate Bond Fund

                                                     PAR VALUE      VALUE
                                                       (000)        (000)
                                                     ---------     ---------

Capital One Multi-Asset Execution Trust 05-A2
 4.050% due 2/15/11                                    $2,800      $  2,785
Citibank Credit Card Issuance Trust 06-A5
 5.300% due 5/20/11                                     3,080         3,103
Citibank Credit Card Issuance Trust 07-A5
 5.500% due 6/22/12                                     2,160         2,191
Citibank Credit Card Issuance Trust 07-B2
 5.000% due 4/2/12                                      1,770         1,761
E*Trade RV & Marine Trust 04-1, A3
 3.620% due 10/8/18                                       120           118
Ford Credit Auto Owner Trust  06-A, A4
 5.070% due 12/15/10                                    2,370         2,368
MBNA Credit Card Master Note Trust 05-A7
 4.300% due 2/15/11                                     2,100         2,088
PSE&G Transition Funding LLC 01-1, A5
 6.450% due 3/15/13                                     2,010         2,086
USAA Auto Owner Trust 07-2, A3
 4.900% due 2/15/12                                       470           470
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $21,382)                                            21,412
--------------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--43.6%

AEROSPACE & DEFENSE--0.2%
Honeywell International, Inc.
 5.625% due 8/1/12                                        500           510

AUTOMOBILE MANUFACTURERS--0.5%
DaimlerChrysler NA Holding Corp.
 5.875% due 3/15/11                                     1,000         1,014

COMMUNICATIONS EQUIPMENT--0.5%
Cisco Systems, Inc.
 5.250% due 2/22/11                                     1,050         1,060

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.4%
Caterpillar Financial Service Corp.
 5.125% due 10/12/11                                    1,000           997

CONSTRUCTION MATERIALS--0.7%
CRH America, Inc. (Ireland)
 5.625% due 9/30/11(d)                                  1,520         1,518

CONSUMER FINANCE--3.4%
American General Finance Corp.
 5.400% due 12/1/15                                     1,320         1,264
Boeing Capital Corp. Ltd.
 6.500% due 2/15/12                                     1,270         1,339


                                                     PAR VALUE      VALUE
                                                       (000)        (000)
                                                     ---------     ---------

CONSUMER FINANCE--(CONTINUED)
Capital One Bank
 4.250% due 12/1/08                                    $1,000      $    988
Capital One Financial Corp.
 6.150% due 9/1/16                                        980           956
HSBC Finance Corp.
 6.375% due 10/15/11                                    1,850         1,911
 4.750% due 7/15/13                                       465           443
John Deere Capital Corp.
 5.100% due 1/15/13                                       750           738
                                                                   --------
                                                                      7,639
                                                                   --------

DEPARTMENT STORES--1.0%
Macy's Retail Holdings, Inc.
 5.350% due 3/15/12                                     1,400         1,373
 5.900% due 12/1/16                                       960           920
                                                                   --------
                                                                      2,293
                                                                   --------

DIVERSIFIED BANKS--3.7%
Bank of America Corp.
 6.250% due 4/15/12                                     1,065         1,104
Bank One Corp.
 7.875% due 8/1/10                                      1,400         1,498
Wachovia Corp.
 5.300% due 10/15/11                                    3,000         3,014
Wells Fargo & Co.
 5.300% due 8/26/11                                     2,600         2,614
                                                                   --------
                                                                      8,230
                                                                   --------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.7%
International Lease Finance Corp.
 5.625% due 9/20/13                                     1,480         1,467

ELECTRIC UTILITIES--2.3%
Exelon Generation Co. LLC
 6.200% due 10/1/17                                     1,355         1,356
PECO Energy Co.
 3.500% due 5/1/08                                      2,330         2,308
Southern Co. Series A
 5.300% due 1/15/12                                     1,575         1,574
                                                                   --------
                                                                      5,238
                                                                   --------

HOTELS, RESORTS & CRUISE LINES--0.6%
Wyndham Worldwide
 6.000% due 12/1/16                                     1,500         1,453

Insight Short/Intermediate Bond Fund

                                                     PAR VALUE      VALUE
                                                       (000)        (000)
                                                     ---------     ---------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.5%
Constellation Energy Group, Inc.
 6.125% due 9/1/09                                     $1,000      $  1,015

INTEGRATED OIL & GAS--2.1%
Chevron Canada Funding Co.
 3.375% due 2/15/08                                     2,215         2,201
Conoco Funding Co.
 6.350% due 10/15/11                                    2,305         2,403
                                                                   --------
                                                                      4,604
                                                                   --------

INTEGRATED TELECOMMUNICATION SERVICES--2.1%
AT&T, Inc.
 5.625% due 6/15/16                                       710           704
BellSouth Corp.
 4.200% due 9/15/09                                     1,100         1,083
 4.750% due 11/15/12                                    1,600         1,556
Verizon Global Funding Corp.
 7.250% due 12/1/10                                     1,250         1,328
                                                                   --------
                                                                      4,671
                                                                   --------

INVESTMENT BANKING & BROKERAGE--2.9%
Lehman Brothers Holdings, Inc.
 4.250% due 1/27/10                                     1,745         1,690
 6.200% due 9/26/14                                       370           371
Merrill Lynch & Co., Inc.
 3.700% due 4/21/08                                       400           395
 5.770% due 7/25/11                                     2,655         2,689
Morgan Stanley
 3.875% due 1/15/09                                       400           394
 4.000% due 1/15/10                                     1,000           977
                                                                   --------
                                                                      6,516
                                                                   --------

LIFE & HEALTH INSURANCE--1.0%
John Hancock Financial Services Corp.
 5.625% due 12/1/08                                     2,320         2,338

Managed Health Care--1.1%
Wellpoint, Inc.
 5.875% due 6/15/17                                     2,400         2,383

Movies & Entertainment--1.3%
Disney Walt Co. (The)
 5.625% due 9/15/16                                       935           938
Time Warner, Inc.
 7.250% due 10/15/17                                    1,955         2,080
                                                                   --------
                                                                      3,018
                                                                   --------


                                                     PAR VALUE      VALUE
                                                       (000)        (000)
                                                     ---------     ---------

MULTI-UTILITIES--2.0%
Consolidated Edison Co. of New York, Inc. 06-C
 5.500% due 9/15/16                                    $2,165      $  2,131
Consolidated Edison, Inc.
 3.625% due 8/1/08                                      1,285         1,270
Pacific Gas & Electric Co.
 4.200% due 3/1/11                                      1,200         1,160
                                                                   --------
                                                                      4,561
                                                                   --------

OIL & GAS EXPLORATION & PRODUCTION--1.4%
DCP Midstream LP
 7.875% due 8/16/10                                     1,380         1,472
Devon Financing Corp. ULC
 6.875% due 9/30/11                                     1,550         1,638
                                                                   --------
                                                                      3,110
                                                                   --------

OTHER DIVERSIFIED FINANCIAL SERVICES--3.4%
American Express Credit Corp.
 3.000% due 5/16/08                                     2,615         2,584
Citigroup, Inc.
 5.850% due 7/2/13                                      2,000         2,037
General Electric Capital Corp.
 4.125% due 9/1/09                                        360           355
 4.875% due 3/4/15                                        230           221
JPMorgan Chase & Co.
 3.800% due 10/2/09                                       480           470
 5.125% due 9/15/14                                     1,920         1,873
                                                                   --------
                                                                      7,540
                                                                   --------

PACKAGED FOODS & MEATS--0.7%
Kellogg Co. Series B
 6.600% due 4/1/11                                      1,500         1,566

PHARMACEUTICALS--1.5%
Abbott Laboratories
 5.875% due 5/15/16                                     2,300         2,321
Schering-Plough Corp.
 5.550% due 12/1/13                                     1,135         1,127
                                                                   --------
                                                                      3,448
                                                                   --------

PROPERTY & CASUALTY INSURANCE--0.7%
Allstate Life Global Funding Trusts 04-1
 4.500% due 5/29/09                                     1,500         1,491

PUBLISHING--0.5%
News America, Inc.
 6.625% due 1/9/08                                      1,120         1,123

Insight Short/Intermediate Bond Fund

                                                     PAR VALUE      VALUE
                                                       (000)        (000)
                                                     ---------     ---------

RAILROADS--1.2%
Burlington Northern Santa Fe Corp.
 6.750% due 7/15/11                                    $  690      $    727
CSX Corp.
 6.750% due 3/15/11                                     1,780         1,849
                                                                   --------
                                                                      2,576
                                                                   --------

REGIONAL BANKS--0.8%
Union Planters Corp.
 7.750% due 3/1/11                                      1,750         1,879

RESIDENTIAL REITs--1.1%
AvalonBay Communities, Inc.
 5.750% due 9/15/16                                     2,425         2,356

RETAIL REITs--0.9%
Simon Property Group LP
 4.600% due 6/15/10                                     1,500         1,471
 5.750% due 5/1/12                                        445           445
                                                                   --------
                                                                      1,916
                                                                   --------

SPECIALIZED FINANCE--1.0%
CIT Group, Inc.
 3.375% due 4/1/09                                      1,620         1,547
 5.000% due 2/13/14                                       710           641
                                                                   --------
                                                                      2,188
                                                                   --------

SPECIALIZED REITs--0.9%
Health Care Property Investors, Inc.
 6.000% due 1/30/17                                     2,175         2,077

THRIFTS & MORTGAGE FINANCE--1.8%
Countrywide Home Loans, Inc.
 4.125% due 9/15/09                                     2,965         2,725
Washington Mutual, Inc.
 5.000% due 3/22/12                                     1,325         1,280
                                                                   --------
                                                                      4,005
                                                                   --------

WIRELESS TELECOMMUNICATION SERVICES--0.7%
Sprint Nextel Corp.
 6.000% due 12/1/16                                     1,655         1,590
--------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $98,393)                                            97,390
--------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--19.3%

Adjustable Rate Mortgage Trust  05-11, 2A42
 5.339% due 2/25/36(c)                                  4,455         4,466


                                                     PAR VALUE      VALUE
                                                       (000)        (000)
                                                     ---------     ---------

Bear Stearns Commercial Mortgage Securities, Inc.
 06-T22, A4
 5.465% due 4/12/38(c)                                 $2,275      $  2,290
Bear Stearns Commercial Mortgage Securities, Inc.
 07-PW15, A2
 5.205% due 2/11/44                                     1,450         1,442
Citigroup-Deutsche Bank Commercial Mortgage Trust
 07-CD4, A3
 5.293% due 12/11/49                                    2,430         2,392
Countrywide Alternative Loan Trust 04-22CB, 1A1
 6.000% due 10/25/34                                    2,256         2,234
Countrywide Asset-Backed Certificates 06-1, AF2
 5.281% due 7/25/36(c) (f)                              2,700         2,683
DLJ Mortgage Acceptance Corp. 96-M, 1 144A
 0% due 11/28/11(b) (c) (e)                                38            31
GMAC Mortgage Corp. Loan Trust 05-AR3, 3A3
 4.848% due 6/19/35(c)                                  1,539         1,529
GSR Mortgage Loan Trust 04 -10F, 1A1
 4.500% due 8/25/19                                     1,378         1,361
Lehman Brothers -UBS Commercial Mortgage Trust
 01-C2, A1
 6.270% due 6/15/20                                       907           912
Lehman Brothers-UBS Commercial Mortgage Trust 05-C2,
 A2
 4.821% due 4/15/30                                     2,119         2,111
Lehman Brothers-UBS Commercial Mortgage Trust 05-C5,
 A3
 4.964% due 9/15/30                                       797           788
Lehman Brothers-UBS Commercial Mortgage Trust 07-C1,
 A4
 5.424% due 2/15/40                                     1,910         1,884
Lehman XS Net Interest Margin Notes 06-GP1,
 A1 144A
 6.250% due 5/28/46(b) (e)                                512           512
Morgan Stanley Capital I 06-T23, A2
 5.742% due 8/12/41(c)                                  1,770         1,807
Morgan Stanley Capital I 98-WF2, A2
 6.540% due 7/15/30(c)                                  1,026         1,028
Morgan Stanley Mortgage Loan Trust 06-7, 5A2
 5.962% due 6/25/36(c) (f)                              1,800         1,781
Residential Funding Mortgage Securities II, Inc.
 01-HS2, A5
 7.420% due 4/25/31(c) (f)                                708           705
Structured Asset Securities Corp. 03-34A, 6A
 5.099% due 11/25/33(c)                                 2,032         2,024

Insight Short/Intermediate Bond Fund

                                                     PAR VALUE      VALUE
                                                       (000)        (000)
                                                     ---------     ---------

Structured Asset Securities Corp. 04-5H, A2
 4.430% due 12/25/33(f)                                $1,056      $  1,051
Structured Asset Securities Corp. 05-2XS,  2A2
 5.150% due 2/25/35(c) (f)                              1,120         1,124
Structured Asset Securities Corp. 05-4XS, 3A2
 4.270% due 3/25/35(c) (f)                              3,555         3,512
Structured Assets Securities Corp. 98-RF3, A
 (Interest Only) 144A
 6.100% due 6/15/28(b) (e)                              1,429           110
Washington Mutual Alternative Mortgage Pass-Through
 Certificates 05-6, 2A7
 5.500% due 8/25/35                                     2,720         2,717
Wells Fargo Mortgage Backed Securities Trust 05-AR10,
 2A19
 3.500% due 6/25/35(c)                                  2,801         2,765
--------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $43,721)                                            43,259
--------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--1.1%

CANADA--1.1%
Province of Ontario
 3.375% due 1/15/08                                     2,445         2,438
--------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $2,445)                                              2,438
--------------------------------------------------------------------------------
FOREIGN CORPORATE BONDS(d)--2.2%

CANADA--0.9%
Rogers Wireless Communications, Inc.
 7.250% due 12/15/12                                    2,000         2,120

SPAIN--1.3%
Telefonica Emisiones S.A.U.
 5.855% due 2/4/13                                      2,880         2,911


--------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $5,021)                                              5,031
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.0%
(IDENTIFIED COST $223,166)                                          221,476
                                                                   --------


                                                                    VALUE
                                                     SHARES         (000)
                                                    ---------      --------

SHORT-TERM INVESTMENTS--4.5%

MONEY MARKET MUTUAL FUNDS--4.5%
AIM STIT-Liquid Assets Portfolio
 (The) - Institutional Shares (seven-day
 effective yield 5.12%)                                55,848      $     56

BlackRock Institutional Money Market Trust
 (seven-day effective yield 5.40%)(h)               8,715,052         8,715

Goldman Sachs Financial
 Square Funds - Money Market Fund - Select
 Shares (seven-day effective yield 5.22%)           1,218,932         1,219

JPMorgan Prime Money Market Fund -
 Institutional Shares
 (seven-day effective yield 5.16%)                        241            --(g)
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $9,990)                                              9,990
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--103.5%
(IDENTIFIED COST $233,156)                                          231,466(a)

Other assets and liabilities, net--(3.5)%                            (7,859)
                                                                   --------
NET ASSETS--100.0%                                                 $223,607
                                                                   ========


(a) Federal Income Tax Information (reported in 000's): Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,226 and gross depreciation of $2,916 for federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $233,156.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities amounted to a value of $653 (reported in 000's) or 0.3% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(e) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At September 30, 2007, these securities amounted to a value of $653 (reported in 000's) or 0.3% of net assets. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.
(f)  Illiquid Security.
(g)  Amount is less than $1,000.
(h) Represents security purchased with cash collateral received for securities on loan.
(i)  All or a portion of security is on loan.

Insight Tax-Exempt Bond Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                  (UNAUDITED)

                                                     PAR VALUE      VALUE
                                                       (000)        (000)
                                                     ---------     ---------

MUNICIPAL BONDS(c)--99.4%

ALABAMA--3.0%
City of Birmingham Series A
 5.500% due 8/1/25                                     $1,000      $  1,053
Jefferson County Limited Obligation Series A
 5.250% due 1/1/17                                      3,000         3,193
                                                                   --------
                                                                      4,246
                                                                   --------

ARIZONA--1.4%
Arizona Game & Fish Department & Commission
 5.000% due 7/1/21                                      1,000         1,034
Arizona Health Facilities Authority Phoenix
 Childrens' Hospital Series B
 4.690% due 2/1/42(e)                                   1,000           991
                                                                   --------
                                                                      2,025
                                                                   --------

ARKANSAS--1.5%
Benton/Washington Regional Public Water Authority
 (XLCA Insured)
 4.800% due 10/1/38                                     1,000         1,000
City of Springdale (FSA Insured)
 5.000% due 7/1/19                                      1,000         1,049
Jacksonville Residential Housing Facilities Board
 Series A-2 (FNMA Collateralized)
 7.900% due 1/1/11                                          2             2
Lonoke County Residential Housing Facilities Board
 Series A2 (FNMA Collateralized)
 7.900% due 4/1/11                                         33            33
Stuttgart Public Facilities Board Series A-2
 (FNMA Collateralized)
 7.900% due 9/1/11                                          9             9
                                                                   --------
                                                                      2,093
                                                                   --------

CALIFORNIA--5.2%
California State
 5.000% due 2/1/20                                        750           782
Long Beach Bond Finance Authority
 5.000% due 11/15/35                                      500           494
Los Angeles Municipal Improvement Corp.
 (FGIC Insured)
 5.000% due 8/1/24                                      5,000         5,217


                                                     PAR VALUE      VALUE
                                                       (000)        (000)
                                                     ---------     ---------

CALIFORNIA--(CONTINUED)
South Gate Utility Authority (FGIC Insured)
 0% due 10/1/19                                        $1,385      $    824
                                                                   --------
                                                                      7,317
                                                                   --------

COLORADO--0.9%
Douglas County School District No. 1 (FGIC Insured)
 5.750% due 12/15/18                                    1,000         1,109
State Public Highway Authority E-470 Series B
 (MBIA Insured)
 0% due 9/1/29                                            665           214
                                                                   --------
                                                                      1,323
                                                                   --------

CONNECTICUT--0.7%
Mashantucket Western Pequot Tribe Series B 144A
 5.600% due 9/1/09(b)                                   1,000         1,019

FLORIDA--1.1%
Brevard County Health Facilities Authority
 5.000% due 4/1/34                                        500           497
Miami-Dade County Expressway Authority (FGIC Insured)
 6.000% due 7/1/14                                      1,000         1,071
                                                                   --------
                                                                      1,568
                                                                   --------

GEORGIA--3.0%
Chatham County Hospital Authority, Memorial Health
 Medical Center Series A
 6.125% due 1/1/24                                      1,280         1,329
Main Street Natural Gas, Inc. Series A
 5.500% due 9/15/21                                     1,500         1,595
 5.500% due 9/15/26                                     1,250         1,323
                                                                   --------
                                                                      4,247
                                                                   --------

IDAHO--0.8%
Idaho Housing & Finance Association Highway Trust
 (MBIA Insured)
 5.000% due 7/15/21                                     1,000         1,061

Insight Tax-Exempt Bond Fund

                                                     PAR VALUE      VALUE
                                                       (000)        (000)
                                                     ---------     ---------

ILLINOIS--16.5%
Chicago Board of Education Certificate of
 Participation Series A (MBIA Insured)
 6.000% due 1/1/20                                     $  580      $    667
Chicago O'Hare International Airport Third Lien
 Series A (MBIA Insured)
 5.250% due 1/1/26                                      1,500         1,582
Illinois Finance Authority (XLCA Insured)
 5.000% due 7/1/23                                        500           518
Illinois Finance Authority Series A
 5.250% due 11/15/22                                    1,000         1,026
Illinois Finance Authority, University of Chicago
 Series A
 5.000% due 7/1/26                                      1,000         1,036
Kendall County Forest Preserve District
 (FGIC Insured)
 5.250% due 1/1/23                                      4,000         4,322
Metropolitan Pier & Exposition Authority Series A
 5.500% due 6/15/27                                     1,000         1,002
Southwestern Illinois Development Authority
 (FSA Insured)
 5.250% due 12/1/20                                     2,500         2,726
State of Illinois First Series Prerefunded
 1/1/10 @ 100 (FGIC Insured)
 6.125% due 1/1/16                                      5,000         5,278
State Toll Highway Authority Series A-1
 (FSA Insured)
 5.000% due 1/1/21                                      4,750         5,008
                                                                   --------
                                                                     23,165
                                                                   --------

KENTUCKY--5.9%
Kentucky Municipal Power Agency (MBIA Insured)
 5.250% due 9/1/42                                      5,000         5,244
State Turnpike Authority (FGIC Insured)
 0% due 1/1/10                                          3,300         3,036
                                                                   --------
                                                                      8,280
                                                                   --------

LOUISIANA--4.2%
Local Government Environmental Facilities &
 Community Development Authority (AMBAC Insured)
 5.250% due 12/1/18                                     2,500         2,732
State of Louisiana Series B (CIFG Insured)
 5.000% due 7/15/18                                     3,000         3,202
                                                                   --------
                                                                      5,934
                                                                   --------


                                                     PAR VALUE      VALUE
                                                       (000)        (000)
                                                     ---------     ---------

MAINE--0.7%
State Health & Higher Educational Facilities
 Authority Series F (FSA Insured)
 5.000% due 7/1/21                                     $1,000      $  1,054

MARYLAND--1.5%
City of Baltimore, Convention Center Series A
 (XLCA Insured)
 5.250% due 9/1/22                                      2,000         2,156

MASSACHUSETTS--6.7%
City of Pittsfield (MBIA Insured)
 5.000% due 4/15/19                                     1,000         1,053
City of Springfield Prerefunded 10/1/09 @ 101
 (FSA Insured)
 6.250% due 10/1/19                                     5,000         5,314
Commonwealth of Massachusetts Series A
 3.490% due 3/1/26(e)                                   3,000         3,000
                                                                   --------
                                                                      9,367
                                                                   --------

MICHIGAN--4.6%
Michigan Municipal Bond Authority Series B
 (AMBAC Insured)
 5.250% due 12/1/22                                     1,215         1,310
State Hospital Finance Authority - Chelsea
 Community Hospital
 5.375% due 5/15/19                                     3,000         2,983
State of Michigan (FSA Insured)
 5.250% due 9/15/21                                     2,000         2,168
                                                                   --------
                                                                      6,461
                                                                   --------

MINNESOTA--2.7%
City of St. Cloud, HealthCare -  St. Cloud Hospital
 Series A (FSA Insured)
 6.250% due 5/1/19                                      3,530         3,779

MISSOURI--3.1%
State Health & Educational Facilities St. Anthony's
 Medical Center Prerefunded 12/1/10 @ 101
 6.125% due 12/1/19                                     2,000         2,171
State Highways & Transit / Commission First Lien
 Series A
 5.000% due 5/1/18                                      2,000         2,147
                                                                   --------
                                                                      4,318
                                                                   --------

Insight Tax-Exempt Bond Fund

                                                     PAR VALUE      VALUE
                                                       (000)        (000)
                                                     ---------     ---------

NEBRASKA--3.6%
University of Nebraska Facilities Corp.
 (AMBAC Insured)
 5.000% due 7/15/20                                    $4,750      $  5,044

NEW HAMPSHIRE--0.6%
State Health & Education Facilities Authority,
 Exeter Project
 6.000% due 10/1/24                                       750           804

NEW JERSEY--9.2%
Camden County Municipal Utilities Authority Series B
 (FGIC Insured)
 0% due 9/1/11                                          3,000         2,587
State Economic Development Authority Series P
 5.250% due 9/1/19                                      1,855         1,996
State Transportation Trust Fund Authority Series A
 5.500% due 12/15/21                                    3,000         3,376
 5.250% due 12/15/22                                      500           550
State Transportation Trust Fund Authority Series C
 Prerefunded 6/15/13 @ 100
 5.500% due 6/15/24                                     4,000         4,384
                                                                   --------
                                                                     12,893
                                                                   --------

NEW MEXICO--2.3%
State Finance Authority (MBIA Insured)
 5.000% due 6/15/20                                     1,925         2,047
 5.000% due 6/15/23                                     1,200         1,263
                                                                   --------
                                                                      3,310
                                                                   --------

NEW YORK--3.0%
Liberty Development Corp.
 5.500% due 10/1/37                                     1,000         1,112
New York City Industrial Development Agency,
 Queens Baseball Stadium Project (AMBAC Insured)
 5.000% due 1/1/31                                      3,000         3,115
                                                                   --------
                                                                      4,227
                                                                   --------

NORTH CAROLINA--0.2%
Harnett County, Certificates of Participation (FSA
 Insured)
 5.125% due 12/1/23                                       265           280

OHIO--3.7%
City of Akron
 6.500% due 11/1/15(d)                                    865         1,030


                                                     PAR VALUE      VALUE
                                                       (000)        (000)
                                                     ---------     ---------

OHIO--(CONTINUED)
Cleveland Municipal School District (FSA Insured)
 5.250% due 12/1/18                                    $2,330      $  2,510
Columbus Regional Port Authority, Rickenbacker
 International Airport Series A
 5.375% due 1/1/32                                      1,625         1,729
                                                                   --------
                                                                      5,269
                                                                   --------

PENNSYLVANIA--0.7%
Chester County Health & Education Facilities
 Authority Series A
 6.750% due 7/1/31                                      1,000         1,053

PUERTO RICO--1.1%
Commonwealth of Puerto Rico Series A
 5.250% due 7/1/22                                      1,500         1,574

SOUTH CAROLINA--1.0%
Lexington County School District No. 1 School
 Facilities Corp.
 5.250% due 12/1/28                                     1,300         1,339

TENNESSEE--1.6%
Metropolitan Government Nashville & Davidson
 County Health & Educational Facilities Board
 (AMBAC Insured)
 6.000% due 12/1/16                                     1,500         1,691
Tennessee Energy Acquisition Corp.
 5.250% due 9/1/20                                        500           520
                                                                   --------
                                                                      2,211
                                                                   --------

TEXAS--3.0%
City of Killeen (MBIA Insured)
 4.700% due 8/1/24                                        340           346
City of San Antonio
 5.000% due 2/1/12(d)                                      15            16
Katy Independent School District Series D
 (PSF Guaranteed)
 5.250% due 2/15/37                                     1,000         1,054
Kountze Independent School District (PSF Guaranteed)
 5.250% due 8/15/29                                     1,000         1,064
Leander Independent School District (PSF Guaranteed)
 0% due 8/15/24                                         5,000         1,770
                                                                   --------
                                                                      4,250
                                                                   --------

Insight Tax-Exempt Bond Fund

                                                     PAR VALUE      VALUE
                                                       (000)        (000)
                                                     ---------     ---------

VIRGINIA--3.8%
Henrico County Economic Development Authority,
 Regional Jail Project
 6.125% due 11/1/17                                    $2,405      $  2,575
Orange County Economic Development Authority
 4.625% due 2/1/27                                        500           501
Upper Occoquan Sewage Authority Series A
 (MBIA Insured)
 5.150% due 7/1/20                                      2,000         2,205
                                                                   --------
                                                                      5,281
                                                                   --------

WISCONSIN--2.1%
State Clean Water Series 1
 6.875% due 6/1/11                                        750           806
State Health & Educational Facilities Authority,
 Howard Young (Radian Insured)
 5.000% due 8/15/18                                     2,150         2,178
                                                                   --------
                                                                      2,984
                                                                   --------
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $134,276)                                          139,932
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.4%
(IDENTIFIED COST $134,276)                                          139,932
                                                                   --------

SHORT-TERM INVESTMENTS--1.1%

                                                                    VALUE
                                                     SHARES         (000)
                                                   ----------      --------

MONEY MARKET MUTUAL FUNDS--1.1%
AIM TFIT-Tax-Free Cash Reserve Portfolio
 (The) - Institutional Shares (seven-day
 effective yield 3.58%)                                73,150            73

Goldman Sachs Financial Square Funds - Tax-Free
Money Market Fund - Select Shares (seven-day
 effective yield 3.65%)                             1,488,925         1,489
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,562)                                              1,562
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.5%
(IDENTIFIED COST $135,838)                                          141,494(a)

Other assets and liabilities, net--(0.5)%                              (723)
                                                                   --------
NET ASSETS--100.0%                                                 $140,771
                                                                   ========


(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,729 and gross depreciation of $48 for federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $135,813.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities amounted to a value of $1,019 (reported in 000's) or 0.7% of net assets.
(c) At September 30, 2007, 64% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: FSA 17%, FGIC 17%, MBIA 11%, and AMBAC 10%
(d)  Escrowed to maturity.
(e) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

Insight Government Money Market Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                  (UNAUDITED)

                                                    FACE VALUE      VALUE
                                                       (000)        (000)
                                                    ----------     --------

FEDERAL AGENCY SECURITIES--29.0%

FHLB
 4.000% due 10/1/07(d)                                $ 8,479      $  8,479
 4.570% due 10/2/07(d)                                 30,000        29,996
 4.570% due 10/3/07(d)                                 30,000        29,992
 4.480% due 10/5/07(d)                                 35,000        34,983
 5.450% due 11/16/07(c)                                25,000        25,000
FHLMC
 4.720% due 11/30/07(d)                                 4,500         4,465
--------------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES
(IDENTIFIED COST $132,915)                                          132,915
--------------------------------------------------------------------------------

FEDERAL AGENCY SECURITIES--VARIABLE(b) (c) (e)--23.5%

FFCB
 5.525% due 10/2/07                                    25,000        24,997
FHLB
 5.360% due 11/21/07                                   20,000        20,015
FHLMC
 4.979% due 10/26/07                                   25,000        24,995
Overseas Private Investment Corp.
 5.150% due 10/3/07                                    13,490        13,490
Overseas Private Investment Corp.
 5.150% due 10/3/07                                    24,128        24,128
--------------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES - VARIABLE
(IDENTIFIED COST $107,625)                                          107,625
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--38.5%

Bank of America Corp. repurchase agreement
 5.05% dated 9/28/07, due 10/1/07 repurchase
 price $89,261 collateralized by FNMA 5%,
 10/1/35 market value $91,011                          89,227        89,227


                                                    FACE VALUE      VALUE
                                                       (000)        (000)
                                                    ----------     --------

Bank of Tokyo N.A. repurchase agreement,
 5.11% dated 9/28/07, due 10/1/07
 repurchase price $87,037 collateralized
 by FNMA 4.90%, 6/1/15, various U.S. Treasury
 Notes 3%-6.50%, 8/15/08-5/15/17, and various
 U.S. Treasury Bonds 4%-7.25%, 8/15/22-5/15/37
 total market value $88,740                           $87,000      $ 87,000
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(IDENTIFIED COST $176,227)                                          176,227
--------------------------------------------------------------------------------


                                                                    VALUE
                                                     SHARES         (000)
                                                   ----------      --------

MONEY MARKET MUTUAL FUNDS--9.2%

AIM STIT-Treasury Portfolio (The) -
 Institutional Shares (seven-day effective
 yield 4.47%)                                      20,846,005        20,846

Goldman Sachs Financial Square Funds - Treasury
 Obligations Fund - Select Shares (seven-day
 effective yield 4.46%)                            21,353,354        21,353
--------------------------------------------------------------------------------
TOTAL MONEY MARKET MUTUAL FUNDS
(IDENTIFIED COST $42,199)                                            42,199
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.2%
(IDENTIFIED COST $458,966)                                          458,966(a)

Other assets and liabilities, net--(0.2)                               (858)
                                                                   --------
NET ASSETS--100.0%                                                 $458,108
                                                                   ========


(a) Federal Income Tax Information: At September 30, 2007, the aggregate cost of securities was the same for book and federal income tax purposes.
(b) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(c)  The interest rate shown is the coupon rate.
(d)  The rate shown is the discount rate.
(e)  The maturity date shown is the reset date.

Insight Money Market Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                  (UNAUDITED)

                                                     PAR VALUE      VALUE
                                                       (000)        (000)
                                                     ---------   -----------

ASSET-BACKED SECURITIES--4.5%

Americredit Automobile Receivables Trust 07-CM, A1
 5.318% due 8/6/08                                   $ 41,456    $   41,455
G-Star Ltd. 02-2A, A1MA 144A
 5.201% due 10/25/07(b) (c) (d) (g)                    72,074        72,074
G-Star Ltd. 02-2A, A1MB 144A
 5.201% due 10/25/07(b) (c) (d) (g)                    30,220        30,220
Hyundai Auto Receivables Trust 07-A, A1
 5.291% due 10/15/08                                   15,000        15,000
Putnam Structured Product Funding 02-1A, A1MF 144A
 5.420% due 10/15/07(b) (c) (d) (g)                    76,000        76,000
Putnam Structured Product Funding 02-1A, A1MH 144A
 5.833% due 10/15/07(b) (c) (d) (g)                    25,000        25,000
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $259,749)                                          259,749
--------------------------------------------------------------------------------

COMMERCIAL PAPER(f)--59.0%

Amsterdam Funding Corp.
 5.300% due 10/15/07                                   50,000        49,897
 5.550% due 10/15/07                                   50,000        49,892
 5.750% due 10/15/07                                   50,000        49,888
 5.150% due 11/2/07                                    50,000        49,771
CAFCO LLC
 5.100% due 10/2/07                                    50,000        49,993
 5.100% due 10/24/07                                  100,000        99,674
 5.150% due 11/13/07                                   25,000        24,846
Chariot Funding LLC
 5.250% due 10/10/07                                   12,000        11,984
 6.250% due 10/15/07                                   46,193        46,081
 6.050% due 10/25/07                                   50,000        49,798
 5.200% due 10/29/07                                   30,000        29,879
 6.050% due 12/14/07                                   40,000        39,503
Corporate Receivables Corp.
 5.250% due 10/1/07                                    50,000        50,000
 5.100% due 10/3/07                                    50,000        49,986
 5.100% due 10/30/07                                  100,000        99,589
Crown Point Capital Co., LLC
 5.250% due 10/2/07                                   100,000        99,985


                                                     PAR VALUE      VALUE
                                                       (000)        (000)
                                                     ---------   -----------

Edison Asset Securitization LLC
 5.800% due 11/7/07                                  $ 50,000    $   49,702
 5.100% due 11/23/07                                   50,000        49,625
General Electric Capital Corp.
 5.050% due 10/1/07                                   100,000       100,000
ING Groep N.V.
 5.188% due 10/1/07                                   200,000       200,000
Jupiter Securitization Corp.
 6.250% due 10/12/07                                   50,000        49,904
 5.750% due 10/15/07                                   35,000        34,922
 6.050% due 10/24/07                                   50,000        49,807
 6.100% due 11/15/07                                   24,796        24,607
 6.200% due 11/15/07                                   45,000        44,651
K-2, Inc.
 5.580% due 1/23/08                                     3,000         2,947
Kitty Hawk Funding Corp.
 5.550% due 10/17/07                                   49,529        49,407
 6.150% due 11/9/07                                    59,000        58,607
 6.120% due 11/20/07                                   22,940        22,745
 5.750% due 11/27/07                                   71,695        71,042
Market Street Funding Corp.
 6.000% due 10/1/07                                    25,000        25,000
 6.100% due 10/9/07                                    50,000        49,932
 5.550% due 10/10/07                                   50,000        49,931
 6.100% due 10/10/07                                   50,000        49,924
 5.150% due 10/19/07                                   50,000        49,871
Marshall & Ilsley Corp.
 4.750% due 10/1/07                                   100,000       100,000
Park Avenue Receivables Corp.
 6.200% due 10/19/07                                   49,500        49,347
 6.150% due 11/19/07                                   50,000        49,581
 6.100% due 12/14/07                                   25,000        24,686
 6.050% due 12/17/07                                   62,000        61,198
Harrier Finance Funding Co. LLC
 6.100% due 10/5/07                                    50,000        49,966
 6.050% due 10/12/07                                   20,000        19,963
 6.050% due 10/30/07                                   27,417        27,283
 6.100% due 11/15/07                                   25,000        24,809
 6.050% due 11/20/07                                   15,000        14,874
 5.450% due 12/7/07                                    50,000        49,493

Insight Money Market Fund

                                                     PAR VALUE      VALUE
                                                       (000)        (000)
                                                     ---------   -----------

Regions Financial Corp.
 5.125% due 10/1/07                                  $200,000    $  200,000
Target Corp.
 4.900% due 10/1/07                                    21,677        21,677
Tasman Funding, Inc. LLC
 6.750% due 10/4/07                                   100,000        99,944
 5.500% due 10/5/07                                    48,000        47,971
 5.370% due 10/12/07                                   50,000        49,918
Thames Asset Global Securitization, Inc.
 5.250% due 10/1/07                                    13,461        13,461
 5.250% due 10/3/07                                    69,417        69,397
 5.350% due 10/4/07                                    67,216        67,186
 5.250% due 10/15/07                                   17,898        17,861
Wells Fargo Bank LLC
 5.250% due 10/1/07                                   200,000       200,000
Windmill Funding Corp.
 5.200% due 10/19/07                                   43,600        43,487
 5.180% due 11/30/07                                   50,000        49,568
Yorktown Capital LLC
 6.050% due 11/8/07                                    40,000        39,745
 6.050% due 11/9/07                                    25,000        24,836
 6.200% due 11/16/07                                   20,000        19,842
 5.450% due 12/7/07                                    50,000        49,493
 5.120% due 12/14/07                                   50,560        50,028
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $3,419,004)                                      3,419,004
--------------------------------------------------------------------------------

TIME DEPOSITS--1.7%

Keybank
 5.125% due 10/1/07                                   100,000       100,000
--------------------------------------------------------------------------------
TOTAL TIME DEPOSITS
(IDENTIFIED COST $100,000)                                          100,000
--------------------------------------------------------------------------------

MUNICIPAL BONDS(c)--1.6%

COLORADO--1.4%
Colorado Housing & Finance Authority Single
 Family Housing Series A1-1
 5.250% due 10/3/07                                    37,775        37,775
Colorado Housing & Finance Authority Single
 Family Housing Series 1-A1
 5.250% due 10/3/07                                     6,775         6,775
Colorado Housing & Finance Authority Single
 Family Housing Series B1
 5.250% due 10/3/07                                    12,610        12,610


                                                     PAR VALUE      VALUE
                                                       (000)        (000)
                                                     ---------   -----------

COLORADO--(CONTINUED)
Colorado Housing & Finance Authority Single
 Family Housing Series B2
 5.250% due 10/3/07                                  $ 27,015    $   27,015
                                                                 ----------
                                                                     84,175
                                                                 ----------

CONNECTICUT--0.1%
Connecticut Housing Finance Authority Single
 Family Housing F-1 (AMBAC Insured)
 5.100% due 10/4/07                                     8,136         8,136
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $92,311)                                            92,311
--------------------------------------------------------------------------------

MEDIUM TERM NOTES--16.0%

Alliance & Leicester plc 144A (United Kingdom)
 5.830% due 10/9/07(b) (c) (d) (e)                    165,000       165,000
Bank of New York Co, Inc. 144A
 5.820% due 10/10/07(b) (c) (d)                       170,000       169,994
Beta Finance, Inc. 144A
 5.355% due 12/10/07(b) (c) (d)                       127,000       127,018
Goldman Sachs Group LP 144A
 5.356% due 10/25/07(b) (c)                            55,000        55,000
Goldman Sachs Group, Inc.
 5.460% due 10/29/07(c) (d)                            10,000         9,993
Harrier Finance Funding Co. LLC
 5.198% due 12/21/07(b) (c) (d)                        75,000        74,992
K2 (USA) LLC 144A
 5.310% due 12/14/07(b) (c) (d)                       100,000        99,995
Lehman Brothers Holdings, Inc.
 5.360% due 12/27/07(c) (d)                            30,000        30,000
National Rural Utilities Cooperative Corp.
 5.730% due 10/1/07(c) (d)                             70,000        70,000
Sigma Finance, Inc. 144A
 5.395% due 11/5/07(b) (c) (d)                         25,000        25,007
Westdeutsche Landesbank AG 144A (Germany)
 5.880% due 10/10/07(b) (c) (d) (e)                   100,000       100,000
--------------------------------------------------------------------------------
TOTAL MEDIUM TERM NOTES
(IDENTIFIED COST $926,999)                                          926,999
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--8.6%

Bank of America Corp. repurchase agreement,
 5.05% dated 9/28/07, due 10/1/07 repurchase
 price $188,998 collaterlized by FNMA 5%,
 4/1/35 market value $192,697                         188,918       188,918

Insight Money Market Fund

                                                     PAR VALUE      VALUE
                                                       (000)        (000)
                                                     ---------   -----------

Bank of Tokyo N.A. repurchase agreement,
 5.11% dated 9/28/07, due 10/1/07 repurchase
 price $308,132 collateralized by FHLB 4.375%,
 10/22/10, FMAC 4.50%, 1/15/13, various U.S.
 Treasury Notes 2%-6%, 8/15/08-8/15/17, and
 various U.S. Treasury Bonds 4.50%-7.625%,
 11/15/16-2/15/37 total market value $314,161
 5.110% due 10/1/07                                  $308,000    $  308,000
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(IDENTIFIED COST $496,918)                                          496,918
--------------------------------------------------------------------------------


                                                                    VALUE
                                                     SHARES         (000)
                                                  -----------    ----------

MONEY MARKET MUTUAL FUNDS--8.9%

AIM STIT-STIC Prime Portfolio (The) -
 Institutional Shares (seven-day effective
 yield 4.92%)                                           1,336             1

AIM-STIT Government TaxAdvantage Portfolio
 (The) (seven-day effective yield 4.15%)          247,102,984       247,103

Dreyfus Cash Management Plus, Inc. (seven-day
 effective yield 5.06%)                           267,035,648       267,036
--------------------------------------------------------------------------------
TOTAL MONEY MARKET MUTUAL FUNDS
(IDENTIFIED COST $514,140)                                          514,140
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.3%
(IDENTIFIED COST $5,809,121)                                      5,809,121(a)

Other assets and liabilities, net--(0.3)%                           (18,329)
                                                                 ----------
NET ASSETS--100.0%                                               $5,790,792
                                                                 ==========


(a) Federal Income Tax Information: At September 30, 2007, the aggregate cost of securities was the same for book and federal income tax purposes.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities amounted to a value of $1,020,300 (reported in 000's) or 16.6% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d)  Date shown represents next interest reset date.
(e) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.
(f)  The rate shown is the discount rate.
(g) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At September 30, 2007, these securities amounted to a value of $203,294 (reported in 000's) or 3.3% of net assets. For acquisition information, see
     Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.

Insight Tax-Exempt Money Market Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                  (UNAUDITED)

                                                     PAR VALUE      VALUE
                                                       (000)        (000)
                                                     ---------   -----------

COMMERCIAL PAPER - MUNICIPAL(e)--10.6%

FLORIDA--0.3%
Palm Beach County School District
 3.720% due 2/14/08                                   $ 2,950    $    2,950

ILLINOIS--2.6%
Illinois Health Facilities Authority
 3.690% due 12/13/07                                   20,000        20,000
 3.600% due 11/5/07                                     5,000         5,000
 3.780% due 10/11/07                                    5,000         5,000
                                                                 ----------
                                                                     30,000
                                                                 ----------

MARYLAND--1.4%
Baltimore County
 3.610% due 10/15/07                                    2,500         2,500
 3.610% due 10/17/07                                   13,300        13,300
                                                                 ----------
                                                                     15,800
                                                                 ----------

MISSISSIPPI--1.3%
Claiborne County
 3.770% due 12/13/07                                   10,400        10,400
Claiborne County, Southern Mississippi Electric
 Series G2
 3.820% due 12/12/07                                    4,500         4,500
                                                                 ----------
                                                                     14,900
                                                                 ----------

TEXAS--3.9%
University of North Texas
 3.750% due 12/11/07                                    7,000         7,000
 3.570% due 11/8/07                                    10,000        10,000
University of Texas System, Board of Regents
 3.640% due 10/15/07                                   17,500        17,500
 3.650% due 11/14/07                                   10,000        10,000
                                                                 ----------
                                                                     44,500
                                                                 ----------

WASHINGTON--1.1%
King County
 3.650% due 10/3/07                                     3,000         3,000


                                                     PAR VALUE      VALUE
                                                       (000)        (000)
                                                     ---------   -----------

WASHINGTON--(CONTINUED)
 3.700% due 11/5/07                                   $10,000    $   10,000
                                                                 ----------
                                                                     13,000
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER - MUNICIPAL
(IDENTIFIED COST $121,150)                                          121,150
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND OBLIGIATIONS(c) (f)--81.2%

ALABAMA--2.2%
Chatom Industrial Development Board Pollution
 Control Electric Cooperative, Inc. (National Rural
Utilities Co. Guaranty)
 3.960% due 10/5/07                                     2,580         2,580
Jefferson County Sewer Series C-2 (XLCA Insured)
 3.900% due 10/5/07                                    12,500        12,500
Jefferson County Sewer Series C-4 (XLCA Insured)
 3.880% due 10/5/07                                    10,000        10,000
                                                                 ----------
                                                                     25,080
                                                                 ----------

ALASKA--1.8%
State Housing Finance Corp. (Spears) Series DB-132
 144A (FGIC Insured)
 3.990% due 10/5/07(b)                                  5,215         5,215
State Housing Finance Corp. University of Alaska
 Series A
 3.850% due 10/5/07                                    15,000        15,000
                                                                 ----------
                                                                     20,215
                                                                 ----------

ARIZONA--1.4%
Salt River Project Agricultural Improvement &
 Power District 02-610 Series A
 3.930% due 10/5/07                                     9,900         9,900
Salt River Project Agricultural Improvement &
 Power District Electric System Series A
 3.930% due 10/5/07                                     6,000         6,000
                                                                 ----------
                                                                     15,900
                                                                 ----------

COLORADO--3.0%
Moffat County, Pollution Control Board (National
 Rural Utilities) (AMBAC Insured)
 3.850% due 10/5/07                                     5,250         5,250

Insight Tax-Exempt Money Market Fund

                                                     PAR VALUE      VALUE
                                                       (000)        (000)
                                                     ---------   -----------

COLORADO--(CONTINUED)
Regional Transportation Authority Fastrack Project
 06-128 Class A (Eagle)  144A (AMBAC Insured)
 3.870% due 10/5/07 (b)                               $ 4,000    $    4,000
Westminster Economic Development Authority,
 Mandalay Gardens Urban Renewal Project
 3.890% due 10/5/07                                     5,690         5,690
Westminster Economic Development Authority, North
 Huron Urban Renewal Project
 3.890% due 10/5/07                                    10,450        10,450
Westminster Economic Development Authority, South
 Sheridan Urban Project
 3.890% due 10/5/07                                     8,320         8,320
                                                                 ----------
                                                                     33,710
                                                                 ----------

CONNECTICUT--1.5%
Connecticut State Health & Educational Facilities
 Authority Revenue Bonds (Yale University)
 4.000% due 10/1/07                                     8,000         8,000
 3.600% due 10/1/07                                     2,600         2,600
State of Connecticut Transportation Infrastructure
 Series 2
 3.850% due 10/5/07                                     6,000         6,000
                                                                 ----------
                                                                     16,600
                                                                 ----------

FLORIDA--3.6%
Dade County Industrial Development Authority
 Florida Power & Light Co.
 4.070% due 10/1/07                                    10,000        10,000
Peace River Manasota Regional Water Supply
 Authority (Eagle) Series 06-0033A 144A (FSA Insured)
 3.930% due 10/5/07 (b)                                 6,270         6,270
St. Lucie County Pollution Control Florida Power &
 Light Co. Project
 4.040% due 10/1/07                                    25,000        25,000
                                                                 ----------
                                                                     41,270
                                                                 ----------

GEORGIA--1.5%
Burke County Development Authority Pollution
 Control Vogtle Power Plant Series 1
 3.760% due 7/1/08(g)                                  17,500        17,500

HAWAII--0.9%
ABN AMRO Munitops Certificates Trust Series 01-11
 144A (FSA Insured)
 3.930% due 10/1/07 (b) (d)                             9,980         9,980


                                                     PAR VALUE      VALUE
                                                       (000)        (000)
                                                     ---------   -----------

ILLINOIS--15.0%
ABN AMRO Munitops Certificates Trust Multi-State
 Series 03-16 (FSA Insured)
 3.960% due 10/5/07                                   $ 9,995    $    9,995
Chicago O'Hare International Airport Series C
 (CGIF Insured)
 3.870% due 10/5/07                                     6,300         6,300
City of Chicago (Eagle) Series 03-0006, Class A
 144A (MBIA Insured)
 3.930% due 10/5/07(b)                                  4,800         4,800
Cook County Public Improvements Series E
 3.850% due 10/5/07                                    25,925        25,925
Development & Finance Authority Evanston McGraw YMCA
 3.900% due 10/5/07                                     4,000         4,000
Development & Finance Authority Evanston
 Northwestern Series A
 3.930% due 10/5/07                                    10,045        10,045
Development & Finance Authority Evanston
 Northwestern Series C
 3.930% due 10/5/07                                     4,935         4,935
Development & Finance Authority Lake Forest Academy
 3.850% due 10/5/07                                     5,000         5,000
Development & Finance Authority North Park
 University
 3.820% due 10/5/07                                    22,800        22,800
Development & Finance Authority Sacred Heart of
 Chicago Schools Project
 3.850% due 10/5/07                                     2,300         2,300
Educational Facilities Authority Lake Forest
 Graduate School
 3.900% due 10/5/07                                     3,900         3,900
Educational Facilities Authority Museum of
 Natural History
 3.930% due 10/5/07                                    10,000        10,000
Finance Authority IIT Research Institute
 3.890% due 10/5/07                                    11,640        11,640
Finance Authority Lake Forest Country Day School
 3.850% due 10/5/07                                     3,250         3,250
Health Facilities Authority Advocate Health Care
 Network Class A
 3.780% due 7/3/08(g)                                  10,575        10,575

Insight Tax-Exempt Money Market Fund

                                                     PAR VALUE      VALUE
                                                       (000)        (000)
                                                     ---------   -----------

ILLINOIS--(CONTINUED)
Housing Development Authority Multi-Family
 Revenue (AMBAC Insured)
 3.960% due 10/5/07                                   $ 5,050    $    5,050
State of Illinois General Obligation Series 03-B
 3.860% due 10/5/07                                    23,000        23,000
Village of Crestwood Trinity Christian College
 3.880% due 10/5/07                                     8,545         8,545
                                                                 ----------
                                                                    172,060
                                                                 ----------

INDIANA--3.3%
Educational Facilities Authority Wabash College
 Project
 3.930% due 10/5/07                                     1,620         1,620
Health & Educational Facilities Financing Authority
 Union Hospital Series 06-A
 3.880% due 10/5/07                                     7,600         7,600
Health Facilities Financing Authority Ascension
 Health Credit Group Series A-1
 3.870% due 10/5/07                                     8,000         8,000
Health Facilities Financing Authority Union
 Hospital, Inc. Project
 3.900% due 10/5/07                                     6,900         6,900
Lawrence-Fort Harrison Reuse Authority
 3.900% due 10/5/07                                     6,045         6,045
South Bend Economic Development, Stanley Clark
 School Project
 3.900% due 10/5/07                                     2,000         2,000
Transportation Finance Authority (Spears) Series
 DB-114 144A (FGIC Insured)
 3.920% due 10/5/07 (b)                                 3,950         3,950
Transportation Finance Authority (Spears) Series
 DB-117 144A (FGIC Insured)
 3.920% due 10/5/07 (b)                                 2,055         2,055
                                                                 ----------
                                                                     38,170
                                                                 ----------

KENTUCKY--2.0%
Covington Building Authority
 3.930% due 10/5/07                                     1,240         1,240
Economic Development Finance Authority
 3.900% due 10/5/07                                     5,000         5,000
Lexington-Fayette Urban County Educational
 Building Revenue
 3.900% due 10/5/07                                     2,445         2,445


                                                     PAR VALUE      VALUE
                                                       (000)        (000)
                                                     ---------   -----------

KENTUCKY--(CONTINUED)
Lexington-Fayettte Urban County First Bracktown
 Income Project
 3.900% due 10/5/07                                   $ 5,000    $    5,000
Mason County Pollution Control East Kentucky Power
 Cooperative, Inc. Series B-2
 3.910% due 10/5/07                                     5,670         5,670
Mason County Pollution Control East Kentucky Power
 Cooperative, Inc. Series B-3
 3.910% due 10/5/07                                     3,960         3,960
                                                                 ----------
                                                                     23,315
                                                                 ----------

MASSACHUSETTS--0.4%
Route 3 North Transportation Import Association
 Series B (AMBAC Insured)
 3.860% due 10/5/07                                     4,000         4,000

MICHIGAN--5.0%
Detroit Sewage & Water Revenue Series  B
 (FSA Insured)
 4.000% due 10/1/07                                     3,000         3,000
Detroit Sewage Disposal (Eagle) Class A 144A
 (FGIC Insured)
 3.930% due 10/5/07 (b)                                 5,450         5,450
Grand Valley State University Series A
 (AMBAC Insured)
 3.890% due 10/5/07                                    15,165        15,165
L'Anse Creuse Public Schools (Eagle)
 Series 06-0032A 144A (FSA, Q-SBLF Insured)
 3.930% due 10/5/07 (b)                                 3,700         3,700
Southgate Properties Project State Strategic
 Fund Limited
 3.880% due 10/5/07                                     6,165         6,165
University of Michigan Hospital Series A
 4.050% due 10/1/07                                     5,000         5,000
University of Michigan Hospital Series B
 3.850% due 10/5/07                                    18,900        18,900
                                                                 ----------
                                                                     57,380
                                                                 ----------

MINNESOTA--1.0%
University of Minnesota Series C
 3.850% due 10/5/07                                    10,850        10,850

MISSOURI--3.0%
Bi-State Development Agency MetroLink Cross
 Country Project Series A (FSA Insured)
 3.800% due 10/5/07                                    11,000        11,000

Insight Tax-Exempt Money Market Fund

                                                     PAR VALUE      VALUE
                                                       (000)        (000)
                                                     ---------   -----------

MISSOURI--(CONTINUED)
St. Louis County Industrial Development &
 Educational Facilities Whitefield
School, Inc. Series B 3.890% due 10/5/07              $ 1,100    $    1,100
State Health & Educational Facilities Authority
 (Eagle) 02-6026 Class A 144A
 3.930% due 10/5/07(b)                                  2,700         2,700
State Health & Educational Facilities Authority
 St. Louis University (AMBAC Insured)
 4.000% due 10/1/07                                     9,700         9,700
State Health & Educational Facilities Authority
 Washington University (Eagle) Series 03-6026,
 A 144A
 3.930% due 10/5/07(b)                                  9,900         9,900
                                                                 ----------
                                                                     34,400
                                                                 ----------

NEVADA--4.7%
ABN AMRO Munitops Certificates Trust Series 01-33,
 144A (FSA Insured)
 3.930% due 10/5/07 (b)                                21,720        21,720
ABN-AMRO Munitops Certificates Trust Multi-State
 Series 01-24 144A (FGIC Insured)
 3.930% due 10/5/07 (b)                                 6,090         6,090
ABN-AMRO Munitops Certificates Trust Multi-State
 Series 19 PS (FGIC insured)
 3.970% due 10/5/07                                    10,950        10,950
Las Vegas Valley Water District Series B
 4.050% due 10/1/07                                    15,000        15,000
                                                                 ----------
                                                                     53,760
                                                                 ----------

NEW MEXICO--0.5%
Farmington Pollution Control Board -Arizona Public
 Service Co. Series 94- B
 4.000% due 10/1/07                                     6,200         6,200

NEW YORK--3.6%
ABN-AMRO Munitops Certificates Trust Series 99-3
 144A (MBIA-IBC Insured)
 3.930% due 10/5/07 (b)                                21,402        21,402
New York City Transitional Finance Authority
 (Eagle) Series 07-0004 Class A (FGIC Insured)
 3.920% due 10/5/07                                    20,000        20,000
                                                                 ----------
                                                                     41,402
                                                                 ----------


                                                     PAR VALUE      VALUE
                                                       (000)        (000)
                                                     ---------   -----------

NORTH CAROLINA--1.2%
North Carolina Capital Facilities Finance Agency
 (Eagle) Series 06-0159 Class A 144A
 3.930% due 10/5/07(b)                                $ 2,800    $    2,800
North Carolina Educational Facilities Finance
 Agency
 3.820% due 10/5/07                                     7,400         7,400
North Carolina Educational Facility Finance Agency
 Duke University Project
 3.820% due 10/5/07                                     3,620         3,620
                                                                 ----------
                                                                     13,820
                                                                 ----------

OHIO--2.4%
MetroHealth System Cuyahoga County Hospital
 3.910% due 10/5/07                                     7,915         7,915
Ohio Air Quality Development Authority First
 Energy Co.
 3.920% due 10/5/07                                     4,000         4,000
Ohio University Kent State Campus
 3.850% due 10/5/07                                     3,000         3,000
Ratner School Project Cuyahoga County
 3.920% due 10/5/07                                     6,500         6,500
State Higher Educational Facility Commission
 (Pooled Financing 2002 Program) Series A
 3.930% due 10/5/07                                     4,445         4,445
State Higher Educational Facility Commission
 (Pooled Financing 2003 Program) Series A
 3.960% due 10/5/07                                     1,440         1,440
                                                                 ----------
                                                                     27,300
                                                                 ----------

PENNSYLVANIA--1.7%
Industrial Development Authority Berks County
 Richard J. Caron Foundation Project
 3.960% due 10/5/07                                     2,600         2,600
Industrial Development Authority Delaware County
 Pollution Control Exelon
 4.050% due 10/1/07                                    15,000        15,000
Pennsylvania Intergovernmental Cooperative Authority
 Special Tax (City of Philadelphia Funding Program)
 (AMBAC Insured)
 3.870% due 10/5/07                                     2,075         2,075
                                                                 ----------
                                                                     19,675
                                                                 ----------

Insight Tax-Exempt Money Market Fund

                                                     PAR VALUE      VALUE
                                                       (000)        (000)
                                                     ---------   -----------

TEXAS--14.0%
ABN AMRO Munitops Certificates of Participation
 Trust 01-9 144A
 3.960% due 10/5/07(b)                                $10,290    $   10,290
Amarillo Independent School District (PSF Guaranteed)
 3.990% due 10/5/07                                     5,925         5,925
Corpus Christi Utility Systems (Spears) Series
 DB-126 144A (FSA Insured)
 3.990% due 10/5/07 (b)                                 5,470         5,470
Denton Independent School District Series 05-A
 3.860% due 10/5/07                                    17,600        17,600
Harris County Department of Education Public
 Facility Corp. P-FLOAT PT 3357 (MBIA Insured)
 3.890% due 10/5/07                                     5,775         5,775
Harris County Health Facilities Development Corp.
 Texas Children's Hospital Series B-1 (MBIA Insured)
 4.070% due 10/1/07                                    13,620        13,620
Laredo Sports Venue Sales Tax Revenue (AMBAC Insured)
 3.990% due 10/5/07                                     6,215         6,215
Nueces County Health Facilities Development Corp.
 Driscoll
 Foundation Children's Hospital
 3.860% due 10/5/07                                    17,600        17,600
Rockport RR II
 3.930% due 10/5/07                                     5,745         5,745
San Antonio Electric & Gas
 3.860% due 10/5/07                                    25,000        25,000
State of Texas  (Eagle) Series 06-0125 Class A 144A
 3.930% due 10/5/07(b)                                  9,040         9,040
State of Texas (Eagle) Series 03-0026, Class A 144A
 3.930% due 10/5/07(b)                                  2,410         2,410
Texas Small Business Industrial Development Corp.
 3.860% due 10/5/07                                    35,720        35,720
                                                                 ----------
                                                                    160,410
                                                                 ----------

WASHINGTON--2.4%
City of Everett Sewer & Water Authority Series 8503
 3.930% due 10/5/07                                     5,230         5,230


                                                     PAR VALUE      VALUE
                                                       (000)        (000)
                                                     ---------   -----------

WASHINGTON--(CONTINUED)
Issaquah Community Properties Series A
 3.930% due 10/5/07                                   $10,000    $   10,000
Washington State General Obligation Series 5015
 3.930% due 10/5/07                                     5,265         5,265
Washington State General Obligation Series 6529
 3.930% due 10/5/07                                     7,370         7,370
                                                                 ----------
                                                                     27,865
                                                                 ----------

WEST VIRGINIA--2.3%
ABN AMRO Munitops Certificates Trust Multi-State
 Series 00-12 144A (MBIA Insured)
 3.930% due 10/5/07 (b)                                21,000        21,000
West Virginia University (Spears) Series DB-119
 144A (MBIA Insured)
 3.990% due 10/5/07 (b)                                 5,420         5,420
                                                                 ----------
                                                                     26,420
                                                                 ----------

WISCONSIN--1.6%
City of Beaver Dam, YMCA Dodge County, Inc. Project
 3.850% due 10/5/07                                     3,900         3,900
Health & Educational Facilities Pine Haven
 Christian Home
 3.850% due 10/5/07                                     7,660         7,660
Milwaukee Redevelopment Authority American Society
 For Quality
 3.860% due 10/5/07                                     2,000         2,000
Wisconsin State Health & Educational Facilities
 Authority Wheaton Franciscan Series B
 3.870% due 10/5/07                                     5,000         5,000
                                                                 ----------
                                                                     18,560
                                                                 ----------

WYOMING--1.2%
Gillette Pollution Control Pacificorp Project
 3.860% due 10/5/07                                    13,900        13,900
--------------------------------------------------------------------------------
TOTAL VARIABLE RATE DEMAND OBLIGATIONS
(IDENTIFIED COST $929,742)                                          929,742
--------------------------------------------------------------------------------
MUNICIPAL TAX-EXEMPT BONDS(e)--7.9%

NEW MEXICO--0.8%
Santa Fe Public School District
 4.000% due 8/1/08                                      9,100         9,119

Insight Tax-Exempt Money Market Fund

                                                     PAR VALUE      VALUE
                                                       (000)        (000)
                                                     ---------   -----------

OHIO--0.8%
Columbus School District, Board of Education
 4.350% due 12/13/07                                  $ 8,995    $    9,006

TEXAS--1.5%
State of Texas Transportation Authority
 4.500% due 8/28/08                                    17,500        17,624

WISCONSIN--4.8%
City of Hurley Waterworks System & Sewer Systems
 4.875% due 6/1/08                                      2,800         2,820
City of Middleton
 4.000% due 7/1/08                                      4,605         4,608
City of Racine
 4.500% due 12/2/07                                     2,625         2,629
City of Stoughton
 4.375% due 4/1/08                                      4,275         4,282
Fond Du Lac  Waterworks Series A
 4.500% due 7/1/08                                      5,000         5,026
Greenfield School District
 4.000% due 10/11/07                                    5,000         5,008
Kewaskum School District
 4.000% due 9/3/08                                      2,000         2,006
Menomonee Falls School District
 4.460% due 12/1/07                                     5,800         5,808
Richmond School District
 4.125% due 6/6/08                                      4,500         4,506
Sponer School District
 4.500% due 2/1/08                                      9,000         9,023
Sun Prairie Area School District
 4.500% due 11/30/07                                    6,675         6,679


                                                     PAR VALUE      VALUE
                                                       (000)        (000)
                                                     ---------   -----------

WISCONSIN--(CONTINUED)
West de Pere School District
 3.750% due 10/2/07                                   $ 2,720    $    2,720
                                                                 ----------
                                                                     55,115
--------------------------------------------------------------------------------
TOTAL MUNICIPAL TAX-EXEMPT BONDS
(IDENTIFIED COST $90,864)                                            90,864
--------------------------------------------------------------------------------

                                                                    VALUE
                                                     SHARES         (000)
                                                   ----------    ----------

MONEY MARKET MUTUAL FUNDS--0.0%

AIM TFIT-Tax-Free Cash Reserve Portfolio
 (The) - Institutional Shares (seven-day
effective yield 3.58%)                                 89,703            90

Dreyfus Tax Exempt Cash Management -
 Institutional Shares (seven-day effective yield
 3.61%)                                                 3,306             3

Goldman Sachs Financial Square Funds - Tax-Free
 Money Market Fund - Select Shares (seven-day
 effective yield 3.65%)                                70,943            71
--------------------------------------------------------------------------------
TOTAL MONEY MARKET MUTUAL FUNDS
(IDENTIFIED COST $164)                                                  164
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.7%
(IDENTIFIED COST $1,141,920)                                      1,141,920(a)

Other assets and liabilities, net--0.3%                               3,084
                                                                 ----------
NET ASSETS--100.0%                                               $1,145,004
                                                                 ==========


(a) Federal Income Tax Information: At September 30, 2007, the aggregate cost of securities was the same for book and federal income tax purposes.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities amounted to a value of $163,662 (reported in 000's) or 14.3% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At September 30, 2007, this security amounted to a value of $9,980 (reported in 000's) or 0.9% of net assets. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.
(e)  The interest rate shown is the coupon rate.
(f)  The maturity date shown is the reset date.
(g) Security with a "put" feature; the date shown is when the security may be put back for redemption.

PHOENIX INSIGHT FUNDS TRUST
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Phoenix Insight Funds Trust in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.


A.  SECURITY VALUATION

    Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

    Debt securities (not including securities held by the Money Market Funds) are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

    As appropriate, some securities and assets may be valued at "fair value" as determined in good faith by or under the direction of the Trustees.

    Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in those foreign markets. In such cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

    Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

    The Money Market Funds use the amortized cost method of security valuation absent extraordinary or unusual market conditions. In the opinion of the Trustees, this represents the fair value of the securities. The Trustees monitor the deviations between the Fund's net asset value per share as determined by using available market quotations and its net asset value per share using amortized cost. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation. Using this method, the Fund attempts to maintain a constant net asset value of $1 per share.

    In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.


B. FOREIGN SECURITY COUNTRY DETERMINATION

    A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

NOTE 2--ILLIQUID AND RESTRICTED SECURITIES

    Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each Fund's' Schedule of Investments.

    Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

    At September 30, 2007, the Funds held the following restricted securities (reported in 000's):


                                                                   Market              % of
                                 Acquisition      Acquisition      Value at            Net Assets
                                 Date             Cost             9/30/07             at 9/30/07
                                 ----------------------------------------------------------------
    BALANCED FUND
    Structured Assets
    Securities Corp.
    98-RF3, A
    (Interest Only) 144A
    0%, 6/15/28                  11/1/06          $14              $5                  0%

    INDEX FUND
    Seagate Technology
    Tax Refund Rights            10/1/01          0                0                   0%

    BOND FUND
    DLJ Mortgage
    Acceptance Corp.
    96-M, A-1 144A
    0%, 11/28/11                 10/2/96          3,720
                                 4/28/04          15,236           14                  0%

    INTERMEDIATE GOVERNMENT BOND FUND
    Structured Assets
    Securities Corp.
    96-M, A-1 144A
    (Interest Only) 144A
    0%, 6/15/28                  11/1/06          100              43                  0.2%

    SHORT/INTERMEDIATE BOND FUND
    DLJ Mortgage
    Acceptance Corp.
    98-RF3, A
    0%, 11/28/11                 10/2/96          27,902
                                 4/28/04          9,863            31                  0%

    Lehman XS Net Interest
    Margin Notes 06-GP1, A1 144A
    6.250%, 5/28/46              6/20/06          512              512                 0.2%

PHOENIX INSIGHT FUNDS TRUST
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)



    Structured Assets
    Securities Corp.
    96-M, A-1 144A
    (Interest Only) 144A
    0%, 6/15/28                  11/1/06          253              110                 0%

    MONEY MARKET FUND
    G-Star Ltd.
    02-2A, A1MA 144A
    5.201%, 10/25/07             11/20/02         26,370
                                 3/19/07          45,704           72,074              1.2%

    G-Star Ltd.
    02-2A, A1MB 144A
    5.201%, 10/25/07             3/19/07          30,220           30,220              0.5%

    Putnam Structured
    Product Funding
    02-1A, A1MF 144A
    5.420%, 10/15/07             5/21/04          26,000
                                 11/14/05         50,000           76,000              1.3%

    Putnam Structured
    Product Funding
    02-1A, A1MH 144A
    5.833%, 10/15/07             4/2/07           11,500
                                 6/13/07          13,500           25,000              0.4%

    Tax-Exempt Money Market Fund
    ABN-AMRO Munitops
    Certificates Trust
    (Hawaii) Series 11 144A
    (FSA Insured)
    3.700%, 9/1/09               3/16/06          9,980            9,980               0.9%

   Each Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.


  Other information regarding the Fund is available in the Fund's most recent
                             Report to Shareholders.



ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Phoenix Insight Funds Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       November 20, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       November 20, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date                       November 20, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.